UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number            811-04416

                                             PNC Funds

(Exact name of registrant as specified in charter)

One East Pratt Street – 5th Floor

                                 Baltimore, MD 21202

(Address of principal executive offices) (Zip code)

Delaware Corporations LLC

800 Delaware Avenue

                    Wilmington, Delaware 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code:       1-800-622-3863

Date of fiscal year end:  May 31

Date of reporting period:     August 31, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedules of Investments are attached herewith.

P N C  F u n d s

I N V E S T M E N T  A B B R E V I A T I O N S  A N D  D E F I N I T I O N S

A u g u s t  3 1,  2 0 1 5  ( U n a u d i t e d )

ADR — American Depositary Receipt

AGM — Assured Guaranty Municipal Corporation

AMBAC — American Municipal Bond Assurance Corporation

BAN — Bond Anticipation Note

Cl — Class

DD — Delayed-Delivery Security

DE — Developed Equity

DN — Discount Note

ETF — Exchange-Traded Fund

ETM — Escrowed to Maturity

FNMA — Federal National Mortgage Association

FRN — Floating Rate Note. The rate shown is the rate in effect on August 31, 2015, and the date shown is the final maturity date, not the next reset or put date. The rate floats based on a predetermined index.

GMTN — Global Multi-Currency Notes

GNMA — Government National Mortgage Association

GO — General Obligation

LLC — Limited Liability Company

LOC — Letter of Credit

LP — Limited Partnership

MTN — Medium Term Note

NATL-RE — National Public Finance Guarantee Corporation

PLC — Public Limited Company

PSF-GTD — Permanent School Fund - Guaranteed

RB — Revenue Bond

REIT — Real Estate Investment Trust

RN — Revenue Note

SBPA — Standby Bond Purchase Agreement

STRB — Special Tax Revenue Bond

ULC — Unlimited Liability Corporation

VRDN — Variable Rate Demand Note. The rate shown is the rate in effect on August 31, 2015, and the date shown is the next reset or put date.

See Notes to Schedules of Investments.

P N C  R e t i r e m e n t  I n c o m e  F u n d

S C H E D U L E    O F    I N V E S T M E N T S

A u g u s t  3 1 ,  2 0 1 5    ( U n a u d i t e d )

	Number of Shares	Value (000)
MUTUAL FUNDS — 93.2%
Domestic Equity Funds — 18.6%
PNC Large Cap Growth Fund,
Class I Shares†	4,084	$114
PNC Large Cap Value Fund,
Class I Shares†	5,425	113
PNC Multi-Factor Small Cap Core Fund,
Class I Shares†	1,475	30
PNC S&P 500 Index Fund,
Class I Shares†	3,619	56
PNC Small Cap Fund,
Class I Shares†	1,398	30

		343

Fixed Income Funds — 54.5%
Eaton Vance Floating-Rate Fund	2,646	23
PNC Bond Fund,
Class I Shares†	38,851	404
PNC High Yield Bond Fund,
Class I Shares†	6,081	46
PNC Limited Maturity Bond Fund,
Class I Shares†	39,987	407
Vanguard Inflation-Protected Securities Fund	4,904	126

		1,006

International Equity Funds — 6.5%
PNC International Equity Fund,
Class I Shares†	4,989	94
Vanguard Emerging Markets Stock Index Fund	862	25

		119

Money Market Fund — 10.4%
PNC Advantage Institutional Money Market Fund, Institutional Shares 0.050%† (A)	192,040	192

Real Estate Fund — 3.2%
Vanguard REIT Index Fund	564	59
Total Mutual Funds
(Cost $1,712)		1,719

	Number of Shares	Value (000)
EXCHANGE-TRADED FUNDS — 6.5%
Domestic Equity Funds — 6.1%
iShares Dow Jones Select Dividend Index Fund†	507	$ 37
SPDR® S&P® Dividend ETF	502	37
WisdomTree LargeCap Dividend Fund	549	38

		112

International Equity Funds — 0.4%
iShares MSCI EAFE Small Cap Index Fund†	78	4
Vanguard FTSE All World ex-US Small-Cap ETF	40	3

		7
Total Exchange-Traded Funds
(Cost $108)		119

TOTAL INVESTMENTS — 99.7%
(Cost $1,820)**		1,838
Other Assets & Liabilities – 0.3%		6
TOTAL NET ASSETS — 100.0%		$1,844

**	Aggregate cost for Federal income tax purposes is (000) $1,823.

Gross unrealized appreciation (000)	$32
Gross unrealized depreciation (000)	(17)

Net unrealized appreciation (000)	$15

†	Affiliated Holding. See Note 3 in Notes to Schedules of Investments.
(A)	The rate quoted is the annualized seven-day effective yield of the fund at period end.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of August 31, 2015 is as follows (See Note 2 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)

Assets:

Exchange-Traded Funds	$119	$–	$–	$119

Mutual Funds	1,719	–	–	1,719

Total Assets - Investments in Securities	$1,838	$–	$–	$1,838

There were no transfers between Levels during the three-month period ended August 31, 2015.

See Notes to Schedules of Investments.

P N C  T a r g e t  2 0 2 0  F u n d

S C H E D U L E    O F    I N V E S T M E N T S

A u g u s t  3 1 ,  2 0 1 5    ( U n a u d i t e d )

	Number of Shares	Value (000)
MUTUAL FUNDS — 89.8%
Domestic Equity Funds — 25.0%
PNC Large Cap Growth Fund,
Class I Shares†	12,598	$350
PNC Large Cap Value Fund,
Class I Shares†	16,796	349
PNC Multi-Factor Small Cap Core Fund,
Class I Shares†	4,375	90
PNC S&P 500 Index Fund,
Class I Shares†	11,259	175
PNC Small Cap Fund,
Class I Shares†	4,167	89

		1,053

Fixed Income Funds — 46.1%
Eaton Vance Floating-Rate Fund	9,045	80
PNC Bond Fund,
Class I Shares†	92,154	958
PNC High Yield Bond Fund,
Class I Shares†	16,892	127
PNC Limited Maturity Bond Fund,
Class I Shares†	47,366	481
Vanguard Inflation-Protected Securities Fund	11,366	293

		1,939

International Equity Funds — 10.5%
PNC International Equity Fund,
Class I Shares†	18,492	349
Vanguard Emerging Markets Stock Index Fund	3,108	90

		439

Money Market Fund — 4.2%
PNC Advantage Institutional Money Market Fund, Institutional Shares 0.050%† (A)	177,381	177

Real Estate Fund — 4.0%
Vanguard REIT Index Fund	1,592	167
Total Mutual Funds
(Cost $3,827)		3,775

	Number of Shares	Value (000)
EXCHANGE-TRADED FUNDS — 9.9%
Commodity Fund — 2.8%
PowerShares DB Commodity Index Tracking Fund*	7,556	$ 119

Domestic Equity Funds — 6.5%
iShares Dow Jones Select Dividend Index Fund†	1,226	90
SPDR® S&P® Dividend ETF	1,228	91
WisdomTree LargeCap Dividend Fund	1,331	91

		272

International Equity Funds — 0.6%
iShares MSCI EAFE Small Cap Index Fund†	267	13
Vanguard FTSE All World ex-US Small-Cap ETF	141	13

		26
Total Exchange-Traded Funds
(Cost $431)		417

TOTAL INVESTMENTS — 99.7%
(Cost $4,258)**		4,192

Other Assets & Liabilities – 0.3%		12
TOTAL NET ASSETS — 100.0%		$4,204

*	Non-income producing security.
**	Aggregate cost for Federal income tax purposes is (000) $4,270.

Gross unrealized appreciation (000)	$18
Gross unrealized depreciation (000)	(96)

Net unrealized depreciation (000)	$(78)

†	Affiliated Holding. See Note 3 in Notes to Schedules of Investments.
(A)	The rate quoted is the annualized seven-day effective yield of the fund at period end.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of August 31, 2015 is as follows (See Note 2 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)

Assets:

Exchange-Traded Funds	$417	$–	$–	$417

Mutual Funds	3,775	–	–	3,775

Total Assets - Investments in Securities	$4,192	$–	$–	$4,192

There were no transfers between Levels during the three-month period ended August 31, 2015.

See Notes to Schedules of Investments.

P N C  T a r g e t  2 0 3 0  F u n d

S C H E D U L E    O F    I N V E S T M E N T S

A u g u s t  3 1 ,  2 0 1 5    ( U n a u d i t e d )

	Number of Shares	Value (000)
MUTUAL FUNDS — 85.8%
Domestic Equity Funds — 36.0%
PNC Large Cap Growth Fund,
Class I Shares†	21,955	$611
PNC Large Cap Value Fund,
Class I Shares†	29,261	607
PNC Multi-Factor Small Cap Core Fund,
Class I Shares†	7,563	155
PNC S&P 500 Index Fund,
Class I Shares†	19,569	304
PNC Small Cap Fund,
Class I Shares†	7,192	154

		1,831

Fixed Income Funds — 25.0%
Eaton Vance Floating-Rate Fund	9,961	87
PNC Bond Fund,
Class I Shares†	82,849	862
PNC High Yield Bond Fund,
Class I Shares†	18,302	138
PNC Limited Maturity Bond Fund,
Class I Shares†	7,163	73
Vanguard Inflation-Protected Securities Fund	4,342	112

		1,272

International Equity Funds — 15.8%
PNC International Equity Fund,
Class I Shares†	32,206	609
Vanguard Emerging Markets Stock Index Fund	6,701	193

		802

Money Market Fund — 5.2%
PNC Advantage Institutional Money Market Fund, Institutional Shares 0.050%† (A)	265,715	266

Real Estate Fund — 3.8%
Vanguard REIT Index Fund	1,847	194
Total Mutual Funds
(Cost $4,412)		4,365

	Number of Shares	Value (000)
EXCHANGE-TRADED FUNDS — 14.0%
Commodity Fund — 3.1%
PowerShares DB Commodity Index Tracking Fund*	10,127	$ 159

Domestic Equity Funds — 8.9%
iShares Dow Jones Select Dividend Index Fund†	2,036	149
SPDR® S&P® Dividend ETF	2,034	150
WisdomTree LargeCap Dividend Fund	2,212	152

		451

International Equity Funds — 2.0%
iShares MSCI EAFE Small Cap Index Fund†	1,036	51
Vanguard FTSE All World ex-US Small-Cap ETF	551	51

		102
Total Exchange-Traded Funds
(Cost $741)		712

TOTAL INVESTMENTS — 99.8%
(Cost $5,153)**		5,077
Other Assets & Liabilities – 0.2%		10
TOTAL NET ASSETS — 100.0%		$5,087

*	Non-income producing security.
**	Aggregate cost for Federal income tax purposes is (000) $5,148.

Gross unrealized appreciation (000)	$70
Gross unrealized depreciation (000)	(141)

Net unrealized depreciation (000)	$(71)

†	Affiliated Holding. See Note 3 in Notes to Schedules of Investments.
(A)	The rate quoted is the annualized seven-day effective yield of the fund at period end.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of August 31, 2015 is as follows (See Note 2 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)

Assets:

Exchange-Traded Funds	$712	$–	$–	$712

Mutual Funds	4,365	–	–	4,365

Total Assets - Investments in Securities	$5,077	$–	$–	$5,077

There were no transfers between Levels during the three-month period ended August 31, 2015.

See Notes to Schedules of Investments.

P N C  T a r g e t  2 0 4 0  F u n d

S C H E D U L E    O F    I N V E S T M E N T S

A u g u s t  3 1 ,  2 0 1 5    ( U n a u d i t e d )

	Number of Shares	Value (000)
MUTUAL FUNDS — 83.7%
Domestic Equity Funds — 45.2%
PNC Large Cap Growth Fund,
Class I Shares†	12,684	$353
PNC Large Cap Value Fund,
Class I Shares†	16,915	351
PNC Multi-Factor Small Cap Core Fund,
Class I Shares†	4,367	89
PNC S&P 500 Index Fund,
Class I Shares†	11,311	176
PNC Small Cap Fund,
Class I Shares†	4,142	89

		1,058

Fixed Income Funds — 12.1%
Eaton Vance Floating-Rate Fund	2,562	22
PNC Bond Fund,
Class I Shares†	20,450	213
PNC High Yield Bond Fund,
Class I Shares†	4,526	34
Vanguard Inflation-Protected Securities Fund	529	14

		283

International Equity Funds — 19.6%
PNC International Equity Fund,
Class I Shares†	18,371	347
Vanguard Emerging Markets Stock Index Fund	3,849	111

		458

Money Market Fund — 3.4%
PNC Advantage Institutional Money Market Fund, Institutional Shares 0.050%† (A)	79,841	80

Real Estate Fund — 3.4%
Vanguard REIT Index Fund	768	81
Total Mutual Funds
(Cost $1,938)		1,960

	Number of Shares	Value (000)
EXCHANGE-TRADED FUNDS — 15.9%
Commodity Fund — 3.2%
PowerShares DB Commodity Index Tracking Fund*	4,683	$ 74

Domestic Equity Funds — 10.1%
iShares Dow Jones Select Dividend Index Fund†	1,066	78
SPDR® S&P® Dividend ETF	1,066	78
WisdomTree LargeCap Dividend Fund	1,160	80

		236

International Equity Funds — 2.6%
iShares MSCI EAFE Small Cap Index Fund†	622	30
Vanguard FTSE All World ex-US Small-Cap ETF	329	31

		61
Total Exchange-Traded Funds
(Cost $357)		371

TOTAL INVESTMENTS — 99.6%
(Cost $2,295)**		2,331

Other Assets & Liabilities – 0.4%		10
TOTAL NET ASSETS — 100.0%		$2,341

*	Non-income producing security.
**	Aggregate cost for Federal income tax purposes is (000) $2,287.

Gross unrealized appreciation (000)	$91
Gross unrealized depreciation (000)	(47)

Net unrealized appreciation (000)	$44

†	Affiliated Holding. See Note 3 in Notes to Schedules of Investments.
(A)	The rate quoted is the annualized seven-day effective yield of the fund at period end.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of August 31, 2015 is as follows (See Note 2 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)

Assets:

Exchange-Traded Funds	$371	$–	$–	$371

Mutual Funds	1,960	–	–	1,960

Total Assets - Investments in Securities	$2,331	$–	$–	$2,331

There were no transfers between Levels during the three-month period ended August 31, 2015.

See Notes to Schedules of Investments.

P N C  T a r g e t  2 0 5 0  F u n d

S C H E D U L E    O F    I N V E S T M E N T S

A u g u s t  3 1 ,  2 0 1 5    ( U n a u d i t e d )

	Number of Shares	Value (000)
MUTUAL FUNDS — 80.7%
Domestic Equity Funds — 45.9%
PNC Large Cap Growth Fund,
Class I Shares†	3,526	$98
PNC Large Cap Value Fund,
Class I Shares†	4,749	98
PNC Multi-Factor Small Cap Core Fund,
Class I Shares†	1,234	25
PNC S&P 500 Index Fund,
Class I Shares†	2,879	45
PNC Small Cap Fund,
Class I Shares†	1,202	26

		292

Fixed Income Funds — 7.1%
Eaton Vance Floating-Rate Fund	382	3
PNC Bond Fund,
Class I Shares†	3,182	33
PNC High Yield Bond Fund,
Class I Shares†	895	7
Vanguard Inflation-Protected Securities Fund	87	2

		45

International Equity Funds — 20.3%
PNC International Equity Fund,
Class I Shares†	5,168	98
Vanguard Emerging Markets Stock Index Fund	1,098	31

		129

Money Market Fund — 4.3%
PNC Advantage Institutional Money Market Fund, Institutional Shares 0.050%† (A)	27,451	28

Real Estate Fund — 3.1%
Vanguard REIT Index Fund	188	20
Total Mutual Funds
(Cost $495)		514

	Number of Shares	Value (000)
EXCHANGE-TRADED FUNDS — 17.4%
Commodity Fund — 3.1%
PowerShares DB Commodity Index Tracking Fund*	1,257	$ 20

Domestic Equity Funds — 11.6%
iShares Dow Jones Select Dividend Index Fund†	308	22
SPDR® S&P 500® ETF Trust	30	6
SPDR® S&P® Dividend ETF	309	23
WisdomTree LargeCap Dividend Fund	334	23

		74

International Equity Funds — 2.7%
iShares MSCI EAFE Small Cap Index Fund†	171	8
Vanguard FTSE All World ex-US Small-Cap ETF	92	9

		17
Total Exchange-Traded Funds
(Cost $99)		111

TOTAL INVESTMENTS — 98.1%
(Cost $594)**		625

Other Assets & Liabilities – 1.9%		12
TOTAL NET ASSETS — 100.0%		$637

*	Non-income producing security.
**	Aggregate cost for Federal income tax purposes is (000) $584.

Gross unrealized appreciation (000)	$52
Gross unrealized depreciation (000)	(11)

Net unrealized appreciation (000)	$41

†	Affiliated Holding. See Note 3 in Notes to Schedules of Investments.
(A)	The rate quoted is the annualized seven-day effective yield of the fund at period end.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of August 31, 2015 is as follows (See Note 2 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)

Assets:

Exchange-Traded Funds	$111	$–	$–	$111

Mutual Funds	514	–	–	514

Total Assets - Investments in Securities	$625	$–	$–	$625

There were no transfers between Levels during the three-month period ended August 31, 2015.

See Notes to Schedules of Investments.

P N C  B a l a n c e d  A l l o c a t i o n  F u n d

S C H E D U L E    O F    I N V E S T M E N T S

A u g u s t  3 1 ,  2 0 1 5    ( U n a u d i t e d )

	Number of Shares	Value (000)
COMMON STOCKS — 33.4%
Consumer Discretionary — 5.3%
American Axle & Manufacturing Holdings*	2,821	$57
Burlington Stores*	1,800	96
Comcast, Cl A	2,630	148
Dorman Products*	1,843	93
DR Horton	5,290	161
Drew Industries*	1,467	81
Foot Locker	4,560	323
Ford Motor	7,060	98
Hasbro	1,280	95
Home Depot	3,220	375
HSN	1,345	82
L Brands	3,530	296
Lithia Motors, Cl A	777	83
Madison Square Garden, Cl A*	1,496	105
Monro Muffler Brake	1,562	99
NIKE, Cl B	1,330	149
O’Reilly Automotive*	640	154
Time Warner	2,070	147
Tractor Supply	1,470	125
Walt Disney	2,550	260
Wolverine World Wide	1,557	42
Wyndham Worldwide	3,090	236

		3,305

Consumer Staples — 3.3%
Altria Group	9,120	489
Boston Beer, Cl A*	253	52
Constellation Brands, Cl A	1,380	177
CVS Health	1,760	180
Dr Pepper Snapple Group	2,270	174
Kimberly-Clark	650	69
Kroger	3,480	120
PepsiCo	3,331	309
Procter & Gamble	3,795	268
Reynolds American	1,920	161
TreeHouse Foods*	615	49

		2,048

Energy — 1.6%
Chevron	2,779	225
Exxon Mobil	4,235	319
Occidental Petroleum	2,010	147
Oil States International*	638	18
Valero Energy	3,920	233
World Fuel Services	1,434	55

		997

Financials — 6.7%
AmTrust Financial Services	2,798	163
Bank of the Ozarks	3,992	167
BB&T	3,390	125
Blackstone Group LP	2,760	95
Capital One Financial	1,210	94
Chubb	1,854	224
Credit Acceptance*	724	148
Eagle Bancorp*	3,183	133
Extra Space Storage REIT	3,690	271
Health Care REIT	1,370	87
Home BancShares	1,719	66
Huntington Bancshares	16,700	182
JPMorgan Chase	7,348	471

	Number of Shares	Value (000)

LegacyTexas Financial Group	3,335	$94
MetLife	1,830	92
National General Holdings	6,972	128
PRA Group*	3,019	161
Principal Financial Group	4,900	247
RLI	1,561	81
SEI Investments	2,840	144
Travelers	1,790	178
U.S. Bancorp	4,470	189
Ventas REIT	2,530	139
Voya Financial	2,190	94
Wells Fargo	7,709	411

		4,184

Healthcare — 4.7%
Amgen	2,450	372
Cigna	670	94
CorVel*	1,410	42
Edwards Lifesciences*	1,030	145
Eli Lilly	1,250	103
Gilead Sciences	1,860	195
HCA Holdings*	1,580	137
Johnson & Johnson	3,447	324
McKesson	760	150
Merck	3,771	203
Neogen*	2,161	112
PAREXEL International*	1,724	113
Pfizer	9,291	299
St. Jude Medical	2,220	157
Stryker	980	97
Thermo Fisher Scientific	730	92
UnitedHealth Group	1,720	199
Universal Health Services, Cl B	690	95

		2,929

Industrials — 4.5%
3M	740	105
Actuant, Cl A	2,069	44
Astronics*	862	45
B/E Aerospace	843	41
Boeing	2,130	278
Cintas	1,500	128
Colfax*	999	39
EnerSys	1,726	92
Equifax	1,040	102
Esterline Technologies*	672	55
General Dynamics	1,660	236
General Electric	10,020	249
Genesee & Wyoming, Cl A*	504	34
GP Strategies*	1,882	46
HD Supply Holdings*	2,810	93
HEICO	1,392	71
Honeywell International	2,210	219
KLX*	932	36
Lockheed Martin	1,100	221
Northrop Grumman	610	100
On Assignment*	1,001	36
Snap-on	1,000	160
Stanley Black & Decker	930	94
Towers Watson, Cl A	780	93
United Technologies	1,040	95

See Notes to Schedules of Investments.

P N C  B a l a n c e d  A l l o c a t i o n  F u n d

S C H E D U L E    O F    I N V E S T M E N T S

A u g u s t  3 1 ,  2 0 1 5    ( U n a u d i t e d )

	Number of Shares	Value (000)
COMMON STOCKS — continued
Industrials — continued
Wesco Aircraft Holdings*	4,906	$69

		2,781

Information Technology — 4.8%
Apple	7,019	792
CDW	4,630	184
Cisco Systems	15,842	410
Google, Cl A*	445	288
Intel	3,080	88
Lam Research	1,550	113
Manhattan Associates*	2,928	171
Microsoft	2,652	115
OSI Systems*	1,662	121
QUALCOMM	950	54
Skyworks Solutions	1,150	101
Symantec	7,320	150
Texas Instruments	2,700	129
Total System Services	2,120	97
Tyler Technologies*	610	84
WEX*	805	76

		2,973

Materials — 1.1%
Balchem	1,406	82
Celanese, Series A	1,860	113
Dow Chemical	5,890	258
International Paper	1,910	83
Neenah Paper	957	55
PPG Industries	830	79

		670

Telecommunication Services — 0.6%
AT&T	3,787	126
T-Mobile US*	2,580	102
Verizon Communications	3,940	181

		409

Utilities — 0.8%
NextEra Energy	968	95
Pinnacle West Capital	3,620	216
WEC Energy Group	2,050	98
Xcel Energy	3,570	120

		529
Total Common Stocks
(Cost $17,642)		20,825

FOREIGN COMMON STOCKS — 10.1%
Consumer Discretionary — 1.6%
Bridgestone (Japan) (A)	1,400	47
CAR (Hong Kong)*#	35,689	62
Compass Group PLC (United Kingdom)	2,358	37
Dufry AG (Switzerland)*	416	56
Industria de Diseno Textil SA (Spain)	1,695	56
Just Eat PLC (United Kingdom)*	5,746	34
LVMH Moet Hennessy Louis Vuitton SE (France)	226	38
Magna International (Canada)	2,960	146
Pandora A/S (Denmark)	740	85
Rakuten (Japan) (A)	6,300	90
Signet Jewelers (Bermuda)	359	50
Sony, ADR (Japan)*	2,716	70

	Number of Shares	Value (000)

Toyota Motor, ADR (Japan)	1,299	$154
Whitbread PLC (United Kingdom)	662	48
Zalando SE (Germany)*	1,219	40

		1,013

Consumer Staples — 0.7%
Anheuser-Busch InBev NV, ADR (Belgium)	895	97
Carrefour SA (France)	2,150	70
Koninklijke Ahold NV (Netherlands)	2,002	39
Nestle SA (Switzerland)	1,163	86
Puregold Price Club (Philippines)	43,700	29
Reckitt Benckiser Group PLC (United Kingdom)	1,207	106

		427

Energy — 0.3%
Schlumberger (Curacao)	1,280	99
TOTAL SA, ADR (France)	2,490	116

		215

Financials — 1.9%
ACE (Switzerland)	1,650	169
AIA Group (Hong Kong)	15,159	84
China Merchants Bank, Cl H (China)	20,730	49
CITIC Securities, Cl H (China)	13,480	27
Colliers International Group (Canada)	1,474	64
Danske Bank A/S (Denmark)	1,736	54
Deutsche Wohnen AG (Germany)	2,377	63
Equity Group Holdings (Kenya)	97,500	38
FirstService (Canada)	1,386	44
HDFC Bank, ADR (India)	1,267	72
Invesco (Bermuda)	3,500	119
IRF European Finance Investments
(Bermuda)* (B) (C)	31,579	–
Mitsubishi Estate (Japan) (A)	4,000	86
Mitsubishi UFJ Financial Group, ADR (Japan)	11,109	74
Mitsui Fudosan (Japan) (A)	2,000	55
Nomura Holdings (Japan) (A)	11,300	71
Ping An Insurance Group of China, Cl H (China)	13,886	68
VIB Vermoegen AG (Germany)	2,034	38
Virgin Money Holdings PLC (United Kingdom)	5,724	37

		1,212

Healthcare — 1.9%
Allergan PLC (Ireland)*	280	85
Bayer AG (Germany)	865	117
BioGaia AB, Cl B (Sweden)	1,053	36
CYBERDYNE (Japan)* (A)	1,800	22
GN Store Nord A/S (Denmark)	2,372	42
Grifols SA (Spain)	1,487	61
Hoya (Japan) (A)	1,900	74
ICON PLC (Ireland)*	741	57
Jazz Pharmaceuticals PLC (Ireland)*	231	39
Meda AB, Cl A (Sweden)	3,866	59
NMC Health PLC (United Kingdom)	2,060	24
Novo Nordisk A/S, ADR (Denmark)	2,537	140
Ono Pharmaceutical (Japan) (A)	600	76
Roche Holding AG (Switzerland)	465	127
Sawai Pharmaceutical (Japan) (A)	400	25
Shire PLC (United Kingdom)	642	50
Teva Pharmaceutical Industries, ADR (Israel)	1,800	116
Vitrolife AB (Sweden)	1,272	25

		1,175

See Notes to Schedules of Investments.

Number of Shares		Value (000)
FOREIGN COMMON STOCKS — continued
Industrials — 0.9%
AerCap Holdings NV (Netherlands)*	2,010	$84
Ashtead Group PLC (United Kingdom)	5,999	86
FANUC (Japan) (A)	204	33
Hexagon AB, Cl B (Sweden)	1,481	48
Kingspan Group PLC (Ireland)	2,391	59
Rational AG (Germany)	180	74
Schneider Electric SE (France)	662	42
SKF AB, Cl B (Sweden)	2,619	50
SMC (Japan) (A)	200	48
Zhuzhou CSR Times Electric, Cl H (China)	5,591	37

		561

Information Technology — 2.3%
Accenture PLC, Cl A (Ireland)	2,650	250
Alibaba Group Holding, ADR (China)*	587	39
Amdocs (Guernsey)	2,420	138
ARM Holdings PLC, ADR (United Kingdom)	1,399	59
Check Point Software Technologies (Israel)*	1,900	148
Dassault Systemes SA (France)	543	38
Fleetmatics Group PLC (Ireland)*	1,566	70
Ingenico Group (France)	666	82
Mobileye NV (Israel)*	829	47
NXP Semiconductors NV (Netherlands)*	1,720	146
Open Text (Canada)	1,352	61
SAP SE, ADR (Germany)#	554	37
TE Connectivity (Switzerland)	1,740	103
Tencent Holdings (Hong Kong)	5,162	86
Wirecard AG (Germany)	2,276	95

		1,399

Materials — 0.3%
Dangote Cement PLC (Nigeria)	27,665	24
Hexpol AB (Sweden)	6,160	62
James Hardie Industries PLC (Australia)	5,968	74

		160

Telecommunication Services — 0.1%
SoftBank Group (Japan) (A)	951	56
Telenor ASA (Norway)	1,674	33

		89

Utilities — 0.1%
Red Electrica SA (Spain)	461	37

Total Foreign Common Stocks
(Cost $5,619)		6,288

EXCHANGE-TRADED FUNDS — 13.3%
iShares MSCI EAFE Value Index†#	86,828	4,258
iShares MSCI Emerging Markets Index Fund†#	42,511	1,439
iShares STOXX Europe 600 Banks DE†	2,714	61
SPDR® S&P 500® ETF Trust#	12,848	2,540

Total Exchange-Traded Funds
(Cost $9,987)		8,298

MASTER LIMITED PARTNERSHIP — 0.2%
Energy — 0.2%
Enterprise Products Partners LP	3,160	89

Total Master Limited Partnership
(Cost $93)		89

	Par (000)	Value (000)
ASSET-BACKED SECURITIES — 2.7%
Automotive — 1.6%
Ford Credit Auto Owner Trust,
Series 2014-C, Cl A3
1.060%, 05/15/19	$75	$75
Honda Auto Receivables Owner Trust,
Series 2014-3, Cl A3
0.880%, 06/15/18	70	70
Hyundai Auto Receivables Trust,
Series 2015-A, Cl A2
0.680%, 10/16/17	114	114
Hyundai Auto Receivables Trust,
Series 2015-B, Cl A2A
0.690%, 04/16/18	200	200
Mercedes-Benz Auto Receivables Trust,
Series 2015-1, Cl A2A
0.820%, 06/15/18	210	210
Nissan Auto Receivables Owner Trust,
Series 2015-B, Cl A3
1.340%, 03/16/20	250	250
Volkswagen Auto Lease Trust,
Series 2015-A, Cl A3
1.250%, 12/20/17	65	65

		984

Credit Cards — 0.9%
American Express Credit Account Master Trust,
Series 2014-2, Cl A
1.260%, 01/15/20	120	120
BA Credit Card Trust,
Series 2015-A2, Cl A
1.360%, 09/15/20	240	240
Capital One Multi-Asset Execution Trust,
Series 2014-A5, Cl A5
1.480%, 07/15/20	110	111
Citibank Credit Card Issuance Trust,
Series 2013-A3, Cl A3
1.110%, 07/23/18	105	105

		576

Equipment — 0.2%
John Deere Owner Trust,
Series 2014-B, Cl A3
1.070%, 11/15/18	90	90

Total Asset-Backed Securities
(Cost $1,649)		1,650

COMMERCIAL MORTGAGE-BACKED SECURITY — 0.0%
Credit Suisse First Boston Mortgage Securities,
Series 2005-C6, Cl A4
5.230%, 12/15/40 (D)	20	19

Total Commercial Mortgage-Backed Security
(Cost $19)		19

CORPORATE BONDS — 14.6%
Aerospace — 0.2%
Erickson
8.250%, 05/01/20	29	21
Spirit AeroSystems
6.750%, 12/15/20	66	69

See Notes to Schedules of Investments.

P N C  B a l a n c e d  A l l o c a t i o n  F u n d

S C H E D U L E    O F    I N V E S T M E N T S

A u g u s t  3 1 ,  2 0 1 5    ( U n a u d i t e d )

	Par (000)	Value (000)
CORPORATE BONDS — continued
Aerospace — continued
United Technologies
4.500%, 06/01/42	$60	$60

		150

Automotive — 0.2%
General Motors Financial
3.200%, 07/13/20	65	64
Lear
5.375%, 03/15/24	50	51
Titan International
6.875%, 10/01/20#	25	22

		137

Cable — 1.3%
21st Century Fox America
8.450%, 08/01/34	60	79
AMC Networks
7.750%, 07/15/21	75	80
Belo
7.750%, 06/01/27	50	54
Cable One
5.750%, 06/15/22 144A	25	25
Cablevision Systems
8.625%, 09/15/17	50	55
CCO Safari II LLC
6.384%, 10/23/35 144A	90	91
Comcast
4.250%, 01/15/33	15	15
DIRECTV Holdings LLC
4.600%, 02/15/21	40	42
4.450%, 04/01/24	65	66
Discovery Communications LLC
3.250%, 04/01/23	130	121
Sinclair Television Group
6.375%, 11/01/21	25	26
Time Warner Cable
4.500%, 09/15/42	70	56
Time Warner Entertainment LP
8.375%, 03/15/23	25	30
Viacom
3.250%, 03/15/23	60	54

		794

Consumer Discretionary — 0.2%
DreamWorks Animation SKG
6.875%, 08/15/20 144A	50	47
Hasbro
6.300%, 09/15/17	70	76

		123

Consumer Services — 0.6%
Avon Products
5.750%, 03/15/23	60	45
Cedar Fair LP
5.250%, 03/15/21	25	25
FelCor Lodging LP
5.625%, 03/01/23	35	36
H&E Equipment Services
7.000%, 09/01/22	25	25
Live Nation Entertainment
7.000%, 09/01/20 144A	50	53

	Par (000)	Value (000)

Palace Entertainment Holdings LLC
8.875%, 04/15/17 144A	$50	$50
Royal Caribbean Cruises
7.500%, 10/15/27	42	49
Sotheby’s
5.250%, 10/01/22 144A	25	24
Speedway Motorsports
5.125%, 02/01/23	30	30
Wynn Las Vegas LLC
5.375%, 03/15/22	55	53

		390

Energy — 2.6%
Boardwalk Pipelines LP
3.375%, 02/01/23	75	65
Chesapeake Energy
6.500%, 08/15/17	60	57
Cloud Peak Energy Resources LLC
8.500%, 12/15/19	60	41
ConocoPhillips
4.150%, 11/15/34	10	9
6.500%, 02/01/39	40	48
Continental Resources
5.000%, 09/15/22	140	127
Denbury Resources
5.500%, 05/01/22	60	43
Energy Transfer Partners LP
6.125%, 12/15/45	90	86
EQT
5.150%, 03/01/18	30	31
4.875%, 11/15/21	85	89
Freeport-McMoran Oil & Gas LLC
6.875%, 02/15/23	45	40
Kinder Morgan Energy Partners LP
6.500%, 04/01/20	55	61
Kinder Morgan Energy Partners LP (MTN)
6.950%, 01/15/38	105	107
McDermott International
8.000%, 05/01/21 144A	40	34
Newfield Exploration
5.375%, 01/01/26	30	28
Nexen Energy ULC
5.875%, 03/10/35	45	49
Peabody Energy
6.500%, 09/15/20	70	19
Petrobras Global Finance BV
3.000%, 01/15/19	65	57
6.250%, 03/17/24#	55	48
Petroleos Mexicanos
6.000%, 03/05/20	55	60
4.250%, 01/15/25 144A	25	24
PHI
5.250%, 03/15/19	30	26
Phillips 66
4.650%, 11/15/34	60	58
Rowan
4.875%, 06/01/22	100	88
4.750%, 01/15/24	25	21
Shell International Finance BV
4.125%, 05/11/35	60	58
Southwestern Energy
4.100%, 03/15/22	80	73

See Notes to Schedules of Investments.

	Par (000)	Value (000)
CORPORATE BONDS — continued
Energy — continued
Tesoro
5.375%, 10/01/22	$30	$30
Transocean
6.875%, 12/15/21	50	40
Whiting Petroleum
6.500%, 10/01/18#	45	43
Williams
4.550%, 06/24/24	65	58

		1,618

Financials — 2.9%
Abbey National Treasury Services PLC
3.050%, 08/23/18	40	41
American Express Credit (GMTN)
2.250%, 08/15/19	65	65
American Express Credit (MTN)
2.375%, 05/26/20	35	35
Bank of America
6.250%, 09/29/49 (D)	60	59
Bank of America (MTN)
5.625%, 07/01/20	50	56
4.000%, 04/01/24	60	61
4.200%, 08/26/24	60	60
Capital One Financial
3.500%, 06/15/23	88	86
Citigroup
6.125%, 11/21/17	115	125
2.150%, 07/30/18	30	30
Deutsche Bank AG
1.400%, 02/13/17	75	75
General Electric Capital (GMTN)
3.150%, 09/07/22	55	55
Goldman Sachs Group
5.750%, 01/24/22	50	57
HSBC Holdings PLC
5.100%, 04/05/21	105	116
International Lease Finance
5.750%, 05/15/16	60	61
JPMorgan Chase
4.625%, 05/10/21	60	65
3.375%, 05/01/23	90	86
7.900%, 04/29/49 (D)	70	74
Morgan Stanley
4.750%, 03/22/17	100	105
4.875%, 11/01/22	65	69
Royal Bank of Canada
1.200%, 09/19/17	175	175
Royal Bank of Scotland Group PLC
6.000%, 12/19/23	60	64
State Street
5.250%, 12/29/49 (D)	45	45
Wells Fargo
5.900%, 12/29/49 (D)	65	65
Wells Fargo (MTN)
3.300%, 09/09/24	100	99

		1,829

Food, Beverage & Tobacco — 0.3%
Constellation Brands
6.000%, 05/01/22	50	55

	Par (000)	Value (000)

Kraft Foods Group
5.000%, 06/04/42	$90	$92
Kraft Heinz Foods
5.200%, 07/15/45 144A	30	31

		178

Healthcare — 0.7%
Actavis Funding SCS
3.450%, 03/15/22	125	122
Amgen
4.400%, 05/01/45	95	89
DaVita HealthCare Partners
5.750%, 08/15/22	50	53
HCA
4.250%, 10/15/19	60	61
Johnson & Johnson
5.950%, 08/15/37	60	76
Select Medical
6.375%, 06/01/21	30	31

		432

Industrials — 1.3%
Avnet
4.875%, 12/01/22	55	58
Ball
4.000%, 11/15/23	55	52
5.250%, 07/01/25	30	30
Bombardier
7.750%, 03/15/20 144A	50	42
Caterpillar
3.900%, 05/27/21	40	43
CNH Industrial Capital LLC
6.250%, 11/01/16	35	36
3.625%, 04/15/18	51	51
Crown Cork & Seal
7.375%, 12/15/26	20	22
DR Horton
3.625%, 02/15/18	60	61
General Electric
4.125%, 10/09/42	120	115
Harsco
5.750%, 05/15/18	55	55
KLX
5.875%, 12/01/22 144A	50	49
Masco
7.750%, 08/01/29	50	56
Owens-Brockway Glass Container
7.375%, 05/15/16	26	27
6.375%, 08/15/25 144A	25	26
Owens-Illinois
7.800%, 05/15/18	10	11
PulteGroup
7.875%, 06/15/32	60	69
USG
7.875%, 03/30/20 144A	25	26

		829

Insurance — 0.6%
Aon
3.500%, 09/30/15	65	65
Berkshire Hathaway Finance
4.250%, 01/15/21	115	125

See Notes to Schedules of Investments.

P N C  B a l a n c e d  A l l o c a t i o n  F u n d

S C H E D U L E    O F    I N V E S T M E N T S

A u g u s t  3 1 ,  2 0 1 5    ( U n a u d i t e d )

	Par (000)	Value (000)
CORPORATE BONDS — continued
Insurance — continued
MetLife
6.400%, 12/15/66	$65	$71
Teachers Insurance & Annuity Association of America
4.900%, 09/15/44 144A	65	67
XLIT
4.450%, 03/31/25	40	39

		367

Materials — 0.4%
Allegheny Technologies
6.625%, 08/15/23	60	53
ArcelorMittal
7.000%, 02/25/22	25	25
7.750%, 10/15/39	30	28
Freeport-McMoRan
3.550%, 03/01/22	120	92
PolyOne
7.375%, 09/15/20	50	52

		250

Real Estate Investment Trusts — 0.5%
American Campus Communities Operating Partnership LP
4.125%, 07/01/24	115	114
Digital Realty Trust LP
5.250%, 03/15/21	115	125
Realty Income
3.250%, 10/15/22	100	97

		336

Retail — 0.8%
eBay
2.600%, 07/15/22	50	45
Hanesbrands
6.375%, 12/15/20	70	73
L Brands
8.500%, 06/15/19	20	24
7.000%, 05/01/20	15	17
Levi Strauss
6.875%, 05/01/22	30	32
Sally Holdings LLC
6.875%, 11/15/19	50	52
Walgreens Boots Alliance
3.800%, 11/18/24	65	64
Wal-Mart Stores
5.250%, 09/01/35	50	57
5.625%, 04/01/40	100	119

		483

Technology — 0.8%
Activision Blizzard
5.625%, 09/15/21 144A	40	42
Apple
3.850%, 05/04/43	130	118
KLA-Tencor
4.125%, 11/01/21	125	125
Oracle
4.300%, 07/08/34	65	64

Par (000)		Value (000)

QUALCOMM
3.000%, 05/20/22	$120	$117

		466

Telecommunications — 0.4%
AT&T
6.300%, 01/15/38	45	49
DigitalGlobe
5.250%, 02/01/21 144A	35	34
GTE
6.940%, 04/15/28	85	100
SBA Telecommunications
5.750%, 07/15/20	25	26
Verizon Communications
6.400%, 09/15/33	50	57

		266

Transportation — 0.3%
Burlington Northern Santa Fe LLC
4.550%, 09/01/44	60	58
ERAC USA Finance LLC
5.625%, 03/15/42 144A	50	53
FedEx
3.900%, 02/01/35	65	60

		171

Utilities — 0.5%
Berkshire Hathaway Energy
6.125%, 04/01/36	80	94
Calpine
7.875%, 01/15/23 144A	46	49
DPL
6.500%, 10/15/16	45	46
Duke Energy Carolinas LLC
4.000%, 09/30/42	10	10
Exelon Generation LLC
2.950%, 01/15/20	20	20
4.000%, 10/01/20	80	83

		302

Total Corporate Bonds
(Cost $9,396)		9,121

MUNICIPAL BOND — 0.2%
Texas — 0.2%
Texas Transportation Commission (RB) Series B
5.178%, 04/01/30	85	98

Total Municipal Bond
(Cost $101)		98

U.S. GOVERNMENT AGENCY MORTGAGE- BACKED OBLIGATIONS — 10.4%
Federal Home Loan Mortgage Corporation — 1.8%
4.500%, 06/01/41	157	171
4.000%, 01/01/41	233	247
4.000%, 10/01/43	127	136
4.000%, 10/01/44	219	234
3.500%, 06/01/42	124	129
3.500%, 12/01/42	222	231

		1,148

See Notes to Schedules of Investments.

Par (000)		Value (000)
U.S. GOVERNMENT AGENCY MORTGAGE- BACKED OBLIGATIONS — continued
Federal National Mortgage Association — 7.9%
5.500%, 07/01/33	$3	$4
5.500%, 05/01/35	26	30
5.000%, 08/01/40	181	199
4.500%, 06/01/40	203	221
4.500%, 10/01/40	52	57
4.500%, 01/01/41	121	132
4.500%, 03/01/41	111	120
4.500%, 04/01/41	162	176
4.500%, 04/01/44	146	159
4.000%, 03/01/26	33	35
4.000%, 12/01/40	101	108
4.000%, 01/01/41	143	154
4.000%, 02/01/41	126	135
4.000%, 02/01/42	120	128
4.000%, 07/01/42	162	174
3.500%, 01/01/26	123	130
3.500%, 10/01/26	87	92
3.500%, 01/01/28	167	177
3.500%, 11/01/29	155	164
3.500%, 03/01/41	117	121
3.500%, 06/01/42	152	158
3.500%, 08/01/42	222	230
3.500%, 10/01/42	167	173
3.500%, 11/01/42	131	136
3.500%, 02/01/43	124	129
3.500%, 08/01/44	186	194
3.000%, 06/01/27	144	149
3.000%, 06/01/28	88	91
3.000%, 11/01/29	68	70
3.000%, 11/01/42	171	172
3.000%, 04/01/43	466	470
3.000%, 05/01/43	164	165
2.500%, 11/01/27	289	296

		4,949

Government National Mortgage Association — 0.7%
4.500%, 08/15/39	86	93
4.000%, 09/15/41	102	108
4.000%, 10/20/43	69	73
3.500%, 07/15/42	53	56
3.500%, 12/20/42	68	71

		401

Total U.S. Government Agency Mortgage-Backed Obligations
(Cost $6,385)		6,498

U.S. TREASURY OBLIGATIONS — 8.9%
U.S. Treasury Bonds — 1.5%
4.500%, 02/15/36	315	405
3.750%, 08/15/41	30	35
3.125%, 08/15/44	495	510

		950

U.S. Treasury Notes — 7.4%
2.250%, 11/15/24	230	231
2.125%, 05/15/25	170	168
1.625%, 12/31/19	550	554
1.250%, 10/31/15	460	461
0.375%, 01/15/16	795	795
0.250%, 09/15/15	1,345	1,345

	Par (000)	Value (000)

0.250%, 11/30/15	$ 65	$65
0.250%, 12/15/15	995	995

		4,614

Total U.S. Treasury Obligations
(Cost $5,536)		5,564

	Number of Shares
MONEY MARKET FUND — 5.8%
PNC Advantage Institutional Money Market Fund, Institutional Shares
0.050%† (E)	3,603,725	3,604

Total Money Market Fund
(Cost $3,604)		3,604

Total Investments Before Short-Term Investment Purchased with Collateral from Securities Loaned – 99.6%
(Cost $60,031)		62,054
SHORT-TERM INVESTMENT PURCHASED WITH COLLATERAL FROM SECURITIES LOANED — 13.2%

Money Market Fund — 13.2%
PNC Advantage Institutional Money Market Fund, Institutional Shares
0.050%† (E)	8,256,831	8,257

Total Short-Term Investment Purchased with Collateral From Securities Loaned
(Cost $8,257)		8,257

TOTAL INVESTMENTS — 112.8%
(Cost $68,288)**		70,311

Other Assets & Liabilities – (12.8)%		(8,003)

TOTAL NET ASSETS — 100.0%		$62,308

*	Non-income producing security.
**	Aggregate cost for Federal income tax purposes is (000) $68,319.

Gross unrealized appreciation (000)	$5,024
Gross unrealized depreciation (000)	(3,032)

Net unrealized appreciation (000)	$1,992

†	Affiliated Holding. See Note 3 in Notes to Schedules of Investments.
#	Security fully or partially on loan. Total Value of Securities on Loan is $8,022 (000).
(A)	All or a portion of the security has been segregated on the Fund’s books and records for open forward currency contracts.
(B)	Security fair valued using methods approved by the Board of Trustees.
(C)	Illiquid Security. Total value of illiquid securities is $0 (000) and represents 0.0% of net assets as of August 31, 2015.
(D)	Variable Rate Security — the rate shown is the rate in effect on August 31, 2015.
(E)	The rate quoted is the annualized seven-day effective yield of the fund at period end.
144A

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total value of Rule 144A securities is $767 (000) and represents 1.2% of net assets as of August 31, 2015.

See Notes to Schedules of Investments.

P N C  B a l a n c e d  A l l o c a t i o n  F u n d

S C H E D U L E    O F    I N V E S T M E N T S

A u g u s t  3 1 ,  2 0 1 5    ( U n a u d i t e d )

Forward Currency Contracts:

Settlement	Type	Contracts to Deliver (000)		In Exchange For (000)	Contracts at Value (000)	Unrealized Appreciation (000)

11/15	Sell*	JPY	66,718	$585	$551	$34

*Counterparty is State Street Bank

JPY — Japanese Yen

Assets in the amount of $686,203 have been segregated on the Fund’s books and records.

See Notes to Schedules of Investments.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of August 31, 2015 is as follows (See Note 2 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)

Assets:

Asset-Backed Securities	$–	$1,650	$–	$1,650

Commercial Mortgage-Backed Security	–	19	–	19

Common Stocks	20,825	–	–	20,825

Corporate Bonds	–	9,121	–	9,121

Exchange-Traded Funds	8,298	–	–	8,298

Foreign Common Stocks:

Australia	–	74	–	74

Belgium	97	–	–	97

Bermuda	169	–	–	169

Canada	315	–	–	315

China	39	181	–	220

Curacao	99	–	–	99

Denmark	182	139	–	321

France	116	270	–	386

Germany	37	427	–	464

Guernsey	138	–	–	138

Hong Kong	–	232	–	232

India	72	–	–	72

Ireland	501	59	–	560

Israel	311	–	–	311

Japan	297	684	–	981

Kenya	38	–	–	38

Netherlands	230	39	–	269

Nigeria	24	–	–	24

Norway	–	33	–	33

Philippines	–	29	–	29

Spain	–	154	–	154

Sweden	36	244	–	280

Switzerland	272	269	–	541

United Kingdom	83	398	–	481

Master Limited Partnership	89	–	–	89

Money Market Fund	3,604	–	–	3,604

Municipal Bond	–	98	–	98

Short-Term Investment Purchased with Collateral From Securities Loaned	8,257	–	–	8,257

U.S. Government Agency Mortgage-Backed Obligations	–	6,498	–	6,498

U.S. Treasury Obligations	–	5,564	–	5,564

Total Assets - Investments in Securities	$44,129	$26,182	$–	$70,311

See Notes to Schedules of Investments.

P N C  B a l a n c e d  A l l o c a t i o n  F u n d

S C H E D U L E    O F    I N V E S T M E N T S

A u g u s t  3 1 ,  2 0 1 5    ( U n a u d i t e d )

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)

Assets:

Other Financial Instruments

Forward Currency Contracts	$–	$34	$–	$34

Total Assets - Other Financial Instruments	$–	$34	$–	$34

There were no material transfers between Levels during the three-month period ended August 31, 2015.

See Notes to Schedules of Investments.

P N C  I n t e r n a t i o n a l  E q u i t y  F u n d

S C H E D U L E    O F    I N V E S T M E N T S

A u g u s t  3 1 ,  2 0 1 5    ( U n a u d i t e d )

Number of Shares		Value (000)
FOREIGN COMMON STOCKS — 93.9%
Consumer Discretionary — 19.8%
Barratt Developments PLC (United Kingdom)	876,765	$8,535
Bellway PLC (United Kingdom)	201,627	7,637
Bridgestone (Japan) (A)	92,102	3,080
CAR (Hong Kong)*#	2,302,241	4,019
Christian Dior SA (France)	33,200	6,146
Cie Generale des Etablissements Michelin (France)	65,700	6,344
Compass Group PLC (United Kingdom)	154,309	2,434
Dufry AG (Switzerland)*	25,221	3,386
Duni AB (Sweden)	417,000	5,972
Industria de Diseno Textil SA (Spain)	110,929	3,684
International Game Technology PLC (United Kingdom)#	364,829	6,195
IPSOS (France)	164,372	3,744
Just Eat PLC (United Kingdom)*	370,668	2,224
Kia Motors (South Korea)	185,200	7,617
LVMH Moet Hennessy Louis Vuitton SE (France)	14,117	2,350
Pandora A/S (Denmark)	42,404	4,901
Persimmon PLC (United Kingdom)*	254,645	8,147
Rakuten (Japan) (A)	404,294	5,765
REXLot Holdings (Hong Kong) (B) (C)	29,533,868	1,448
Signet Jewelers (Bermuda)	23,489	3,241
Sony, ADR (Japan)*	179,728	4,633
Taylor Wimpey PLC (United Kingdom)	3,021,121	9,259
Toyota Motor (Japan) (A)	157,100	9,286
Whitbread PLC (United Kingdom)	41,872	3,058
Zalando SE (Germany)*	80,698	2,643

		125,748

Consumer Staples — 6.3%
Anheuser-Busch InBev SA/NV (Belgium)	56,169	6,126
Asahi Group Holdings (Japan)	205,300	6,761
Carrefour SA (France)	142,939	4,641
Greencore Group PLC (Ireland)	1,372,177	6,260
Koninklijke Ahold NV (Netherlands)	120,917	2,385
Nestle SA (Switzerland)	70,132	5,166
Puregold Price Club (Philippines)	2,561,900	1,735
Reckitt Benckiser Group PLC (United Kingdom)	81,591	7,149

		40,223

Energy — 4.0%
Etablissements Maurel et Prom (France)*	333,300	1,754
Sasol (South Africa)	194,850	6,301
Thai Oil PCL (Thailand)	4,451,450	6,427
Tullow Oil PLC (United Kingdom)*	1,735,899	5,917
WorleyParsons (Australia)	974,600	5,206

		25,605

Financials — 15.2%
AIA Group (Hong Kong)	941,576	5,202
China Merchants Bank, Cl H (China)	1,262,887	2,984
CITIC Securities, Cl H (China)	853,678	1,709
Danske Bank A/S (Denmark)	113,728	3,517
Deutsche Wohnen AG (Germany)	157,280	4,139
DNB ASA (Norway)	402,244	5,726
Equity Group Holdings (Kenya)	6,169,596	2,406
Hannover Rueck SE (Germany)	63,500	6,445
HDFC Bank, ADR (India)	81,224	4,629
Investor AB, Cl B (Sweden)	172,145	6,188

	Number of Shares	Value (000)

IRF European Finance Investments (Bermuda)* (B) (C)	284,500	$–
Mitsubishi Estate (Japan) (A)	255,000	5,485
Mitsubishi UFJ Financial Group, ADR (Japan)	735,193	4,882
Mitsui Fudosan (Japan) (A)	161,000	4,461
Muenchener Rueckversicherungs AG (Germany)	35,800	6,567
Nomura Holdings (Japan) (A)	750,900	4,711
Ping An Insurance Group of China, Cl H (China)	847,992	4,141
Sberbank of Russia, ADR (Russia)	242,200	1,201
SpareBank 1 SR Bank ASA (Norway)	1,103,553	5,991
Standard Chartered PLC (United Kingdom)	442,529	5,156
Svenska Handelsbanken AB (Sweden)	431,400	6,435
VIB Vermoegen AG (Germany)	134,602	2,543
Virgin Money Holdings PLC (United Kingdom)	369,534	2,390

		96,908

Healthcare — 12.7%
Allergan PLC (Ireland)*	16,838	5,114
Bayer AG (Germany)	53,187	7,189
BioGaia AB, Cl B (Sweden)	70,088	2,364
CYBERDYNE (Japan)*# (A)	113,800	1,416
GN Store Nord A/S (Denmark)	153,278	2,738
Grifols SA (Spain)	90,156	3,674
Hoya (Japan) (A)	124,600	4,861
ICON PLC (Ireland)*	47,819	3,682
Jazz Pharmaceuticals PLC (Ireland)*	13,938	2,353
Meda AB, Cl A (Sweden)	242,289	3,710
NMC Health PLC (United Kingdom)	133,568	1,552
Novartis AG (Switzerland)	65,266	6,369
Novo Nordisk A/S, ADR (Denmark)	156,684	8,660
Ono Pharmaceutical (Japan) (A)	42,200	5,366
Roche Holding AG (Switzerland)	30,013	8,170
Sawai Pharmaceutical (Japan) (A)	25,300	1,597
Shire PLC (United Kingdom)	41,033	3,173
Teva Pharmaceutical Industries, ADR (Israel)	109,130	7,029
Vitrolife AB (Sweden)	82,111	1,616

		80,633

Industrials — 9.4%
Ashtead Group PLC (United Kingdom)	377,164	5,413
BBA Aviation PLC (United Kingdom)	729,725	3,245
Caverion (Finland)	250,138	2,605
FANUC (Japan) (A)	11,135	1,803
Hexagon AB, Cl B (Sweden)	84,321	2,713
Kingspan Group PLC (Ireland)	169,916	4,169
Kone OYJ, Cl B (Finland)	163,400	6,450
Konecranes OYJ (Finland)#	215,382	6,792
Loomis AB, Cl B (Sweden)	225,131	5,715
Rational AG (Germany)	11,907	4,892
Schneider Electric SE (France)	39,716	2,503
SKF AB, Cl B (Sweden)	164,555	3,139
SMC (Japan) (A)	14,700	3,558
Trevi Finanziaria Industriale SpA (Italy)#	1,245,270	1,779
YIT OYJ (Finland)#	445,638	2,582
Zhuzhou CSR Times Electric, Cl H (China)	339,576	2,234

		59,592

Information Technology — 9.3%
Alibaba Group Holding, ADR (China)*	38,915	2,573
ARM Holdings PLC, ADR (United Kingdom)	91,582	3,861
Dassault Systemes SA (France)	32,689	2,265
Fleetmatics Group PLC (Ireland)*	99,353	4,447

See Notes to Schedules of Investments.

P N C  I n t e r n a t i o n a l  E q u i t y  F u n d

S C H E D U L E    O F    I N V E S T M E N T S

A u g u s t  3 1 ,  2 0 1 5    ( U n a u d i t e d )

	Number of Shares	Value (000)
FOREIGN COMMON STOCKS — continued
Information Technology — continued
Infosys, ADR (India)	388,260	$6,659
Ingenico Group (France)	41,829	5,171
Mobileye NV (Israel)*	51,734	2,926
NXP Semiconductors NV (Netherlands)*	46,060	3,899
Samsung Electronics (South Korea)	6,348	5,841
SAP SE, ADR (Germany)#	36,639	2,464
Tencent Holdings (Hong Kong)	328,105	5,495
Wincor Nixdorf AG (Germany)	169,758	7,205
Wirecard AG (Germany)	150,598	6,250

		59,056

Materials — 12.1%
BASF SE (Germany)	73,900	5,938
BHP Billiton PLC (United Kingdom)	33,699	592
BHP Billiton PLC, ADR (United Kingdom)#	185,600	6,509
Dangote Cement PLC (Nigeria)	1,752,812	1,517
Hexpol AB (Sweden)	383,638	3,836
Imerys SA (France)	89,052	6,125
James Hardie Industries PLC (Australia)	361,555	4,514
LANXESS AG (Germany)	123,100	6,242
Linde AG (Germany)	34,900	6,056
Methanex (Canada)#	141,300	5,783
Rexam PLC (United Kingdom)	699,076	5,735
Showa Denko KK (Japan)	5,381,000	6,161
Solvay SA (Belgium)	47,750	5,603
South32 (Australia)*	33,699	36
South32, ADR (Australia)*	52,600	284
Symrise AG (Germany)	100,030	6,022
Yara International ASA (Norway)	137,800	6,149

		77,102

Telecommunication Services — 3.9%
Deutsche Telekom AG (Germany)	369,961	6,311
Freenet AG (Germany)	198,619	6,300
KDDI (Japan)	272,400	6,759
SoftBank Group (Japan) (A)	56,999	3,316
Telenor ASA (Norway)	101,793	2,024

		24,710

Utilities — 1.2%
Guangdong Investment (Hong Kong)	3,796,000	5,134
Red Electrica SA (Spain)	30,186	2,402

		7,536

Total Foreign Common Stocks
(Cost $578,045)		597,113

EXCHANGE-TRADED FUND — 0.6%
iShares STOXX Europe 600 Banks DE†	179,595	4,063

Total Exchange-Traded Fund
(Cost $4,406)		4,063

	Number of Shares	Value (000)
MONEY MARKET FUND — 4.9%
PNC Advantage Institutional Money Market Fund, Institutional Shares
0.050%† (D) (E)	30,931,614	$30,932

Total Money Market Fund
(Cost $30,932)		30,932

Total Investments Before Short-Term Investment Purchased with Collateral from Securities Loaned – 99.4%
(Cost $613,383)		632,108
SHORT-TERM INVESTMENT PURCHASED WITH COLLATERAL FROM SECURITIES LOANED — 4.9%

Money Market Fund — 4.9%
PNC Advantage Institutional Money Market Fund, Institutional Shares
0.050%† (D)	31,152,102	31,152

Total Short-Term Investment Purchased with Collateral From Securities Loaned
(Cost $31,152)		31,152
TOTAL INVESTMENTS — 104.3%
(Cost $644,535)**		663,260
Other Assets & Liabilities – (4.3)%		(27,435)
TOTAL NET ASSETS — 100.0%		$635,825

*	Non-income producing security.
**	Aggregate cost for Federal income tax purposes is (000) $646,692.

Gross unrealized appreciation (000)	$85,988
Gross unrealized depreciation (000)	(69,420)

Net unrealized appreciation (000)	$16,568

†	Affiliated Holding. See Note 3 in Notes to Schedules of Investments.
#	Security fully or partially on loan. Total Value of Securities on Loan is $29,734 (000).
(A)	All or a portion of the security has been segregated on the Fund’s books and records for open forward currency contracts.
(B)	Security fair valued using methods approved by the Board of Trustees.
(C)	Illiquid Security. Total value of illiquid securities is $1,448 (000) and represents 0.2% of net assets as of August 31, 2015.
(D)	The rate quoted is the annualized seven-day effective yield of the fund at period end.
(E)	All or a portion of the security has been segregated on the Fund’s books and records for open futures contracts.

Forward Currency Contracts:

Settlement Month	Type	Contracts to Deliver (000)	In Exchange For (000)	Contracts at Value (000)	Unrealized Appreciation (000)

11/15	Sell*	JPY 3,385,850	$29,667	$27,957	$1,710

*Counterparty is State Street Bank

JPY — Japanese Yen

Assets in the amount of $54,899,361 have been segregated on the Fund’s books and records.

See Notes to Schedules of Investments.

Futures Contracts:

Description	Number of Contracts	Notional Cost Amount (000)	Expiration Date	Unrealized Depreciation (000)

DAX Index Future	10	$3,094	09/18/15	$(202)

Nikkei 225®	40	6,534	09/11/15	(463)

		$9,628		$(665)

Cash in the amount of $720,269 is held by the broker as collateral to cover initial margin requirements for the above open futures contracts (Long Positions).

Assets in the amount of $10,530,196 have been segregated on the Fund’s books and records.

See Notes to Schedules of Investments.

P N C  I n t e r n a t i o n a l  E q u i t y  F u n d

S C H E D U L E    O F    I N V E S T M E N T S

A u g u s t  3 1 ,  2 0 1 5    ( U n a u d i t e d )

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of August 31, 2015 is as follows (See Note 2 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)

Assets:

Exchange-Traded Funds	$4,063	–	–	$4,063

Foreign Common Stocks:

Australia	284	9,756	–	10,040

Belgium	–	11,729	–	11,729

Bermuda	3,241	–	–	3,241

Canada	5,783	–	–	5,783

China	2,573	11,068	–	13,641

Denmark	11,398	8,418	–	19,816

Finland	–	18,429	–	18,429

France	–	41,043	–	41,043

Germany	2,464	84,742	–	87,206

Hong Kong	–	19,850	1,448	21,298

India	11,288	–	–	11,288

Ireland	21,856	4,169	–	26,025

Israel	9,955	–	–	9,955

Italy	–	1,779	–	1,779

Japan	9,515	74,386	–	83,901

Kenya	2,406	–	–	2,406

Netherlands	3,899	2,385	–	6,284

Nigeria	1,517	–	–	1,517

Norway	–	19,890	–	19,890

Philippines	–	1,735	–	1,735

Russia	1,201	–	–	1,201

South Africa	–	6,301	–	6,301

South Korea	–	13,458	–	13,458

Spain	–	9,760	–	9,760

Sweden	8,336	33,352	–	41,688

Switzerland	–	23,091	–	23,091

Thailand	–	6,427	–	6,427

United Kingdom	18,117	80,064	–	98,181

Money Market Fund	30,932	–	–	30,932

Short-Term Investment Purchased with Collateral From Securities Loaned	31,152	–	–	31,152

Total Assets - Investments in Securities	$179,980	$481,832	$1,448	$663,260

See Notes to Schedules of Investments.

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)

Assets:

Other Financial Instruments

Forward Currency Contracts	$–	$1,710	$–	$1,710

Total Assets - Other Financial Instruments	$–	$1,710	$–	$1,710

Liabilities:

Other Financial Instruments

Futures Contracts	$(665)	$–	$–	$(665)

Total Liabilities - Other Financial Instruments	$(665)	$–	$–	$(665)

The Fund held securities valued at $9,081 (000) as of May 31, 2015 that were transferred from Level 1 to Level 2 of the valuation hierarchy during the three-month period ended August 31, 2015. The common stocks that transferred from Level 1 to Level 2 did so as a result of foreign equities that were valued based on quoted prices as of May 31, 2015 that are now being fair value adjusted as of August 31, 2015. The value of securities that were transferred to Level 2 as of August 31, 2015 is $10,076 (000). (See Note 2 in Notes to Schedules of Investments).

The Fund held securities valued at $15,951 (000) as of May 31, 2015 that were transferred from Level 2 to Level 1 of the valuation hierarchy during the three-month period ended August 31, 2015. The common stocks that transferred from Level 2 to Level 1 did so as a result of foreign equities that were fair value adjusted as of May 31, 2015 that are now being valued based on quoted prices as of August 31, 2015. The value of the securities that were transferred to Level 1 as of August 31, 2015 is $14,970 (000). (See Note 2 in Notes to Schedules of Investments).

See Notes to Schedules of Investments.

P N C  I n t e r n a t i o n a l  E q u i t y  F u n d

S C H E D U L E    O F    I N V E S T M E N T S

A u g u s t  3 1 ,  2 0 1 5    ( U n a u d i t e d )

At August 31, 2015, country diversification of the Fund was as follows:

Country Diversification	% of Net Assets	Value (000)

Foreign Common Stocks

United Kingdom	15.4%	$98,181

Germany	13.7	87,206

Japan	13.2	83,901

Sweden	6.6	41,688

France	6.5	41,043

Ireland	4.1	26,025

Switzerland	3.6	23,091

Hong Kong	3.4	21,298

Norway	3.1	19,890

Denmark	3.1	19,816

Finland	2.9	18,429

China	2.1	13,641

South Korea	2.1	13,458

Belgium	1.8	11,729

India	1.8	11,288

Australia	1.6	10,040

Israel	1.6	9,955

Spain	1.5	9,760

Thailand	1.0	6,427

South Africa	1.0	6,301

Netherlands	1.0	6,284

Canada	0.9	5,783

Bermuda	0.5	3,241

Kenya	0.4	2,406

Italy	0.3	1,779

Philippines	0.3	1,735

Nigeria	0.2	1,517

Russia	0.2	1,201

Total Foreign Common Stocks	94.0	597,113

Exchange-Traded Fund	0.6	4,063

Money Market Fund	4.9	30,932

Total Investments Before Collateral for Loaned Securities	99.5	632,108

Short-Term Investment Purchased with Collateral From Securities Loaned	4.9	31,152

Total Investments	104.4	663,260

Other Assets and Liabilities	(4.3)	(27,435)

Net Assets	100.0%	$635,825

See Notes to Schedules of Investments.

P N C  L a r g e  C a p  C o r e  F u n d

S C H E D U L E    O F    I N V E S T M E N T S

A u g u s t  3 1 ,  2 0 1 5    ( U n a u d i t e d )

	Number of Shares	Value (000)
COMMON STOCKS — 97.3%
Consumer Discretionary — 15.0%
Comcast, Cl A	8,400	$473
Foot Locker	5,200	368
Home Depot	3,350	390
L Brands	3,550	298
Magna International (Canada)	7,260	357
NIKE, Cl B	3,220	360
O’Reilly Automotive*	1,070	257
Tractor Supply	3,530	301
Walt Disney	6,280	640
Wyndham Worldwide	4,410	337

		3,781

Consumer Staples — 9.8%
Altria Group	7,650	410
Constellation Brands, Cl A	4,500	576
CVS Health	5,000	512
Dr Pepper Snapple Group	5,590	429
Kroger	16,000	552

		2,479

Energy — 4.5%
Exxon Mobil	5,037	379
Schlumberger (Curacao)	6,500	503
TOTAL SA, ADR (France)	5,490	255

		1,137

Financials — 15.9%
Ameriprise Financial	1,870	211
Berkshire Hathaway, Cl B*	2,310	310
Goldman Sachs Group	1,750	330
Invesco (Bermuda)	9,800	334
JPMorgan Chase	11,550	740
Lincoln National	7,450	378
Principal Financial Group	9,090	458
Travelers	4,300	428
Voya Financial	6,000	259
Wells Fargo	10,902	581

		4,029

Healthcare — 15.2%
Aetna	4,200	481
Amgen	3,450	524
Cigna	2,600	366
Edwards Lifesciences*	3,090	435
HCA Holdings*	5,690	493
Johnson & Johnson	4,729	444
McKesson	1,500	296
St. Jude Medical	3,700	262
Thermo Fisher Scientific	2,280	286
Universal Health Services, Cl B	1,880	258

		3,845

Industrials — 13.0%
Boeing	1,790	234
Cintas	4,900	416
General Dynamics	2,550	362
General Electric	10,574	262
Honeywell International	4,550	452
Lockheed Martin	1,350	272
Northrop Grumman	2,900	475
Snap-on	3,100	495

	Number of Shares	Value (000)

Stanley Black & Decker	3,040	$309

		3,277

Information Technology — 17.4%
Accenture PLC, Cl A (Ireland)	2,750	259
Apple	10,938	1,234
Check Point Software Technologies (Israel)*	3,430	268
Cisco Systems	22,260	576
Google, Cl A*	729	472
Lam Research	3,300	240
Microsoft	5,400	235
NXP Semiconductors NV (Netherlands)*	2,790	236
Skyworks Solutions	2,700	236
TE Connectivity (Switzerland)	6,100	362
Visa, Cl A	4,100	292

		4,410

Materials — 3.3%
Celanese, Series A	3,730	226
Dow Chemical	6,800	298
PPG Industries	3,140	299

		823

Telecommunication Services — 1.7%
Verizon Communications	9,600	442

Utilities — 1.5%
WEC Energy Group	8,000	381
Total Common Stocks
(Cost $22,240)		24,604

EXCHANGE-TRADED FUND — 1.2%
SPDR® S&P 500® ETF Trust#	1,500	297
Total Exchange-Traded Fund
(Cost $286)		297

MONEY MARKET FUND — 1.8%
PNC Advantage Institutional Money Market Fund, Institutional Shares
0.050%† (A)	465,457	465
Total Money Market Fund
(Cost $465)		465

Total Investments Before Short Term Investment Purchased with Collateral from Securities Loaned – 100.3%
(Cost $22,991)		25,366

See Notes to Schedules of Investments.

P N C  L a r g e  C a p  C o r e  F u n d

S C H E D U L E    O F    I N V E S T M E N T S

A u g u s t  3 1 ,  2 0 1 5    ( U n a u d i t e d )

Number of Shares		Value (000)
SHORT-TERM INVESTMENT PURCHASED WITH COLLATERAL FROM SECURITIES LOANED — 1.2%
PNC Advantage Institutional Money Market Fund, Institutional Shares
0.050%† (A)	302,198	$302
Total Short-Term Investment Purchased with Collateral From Securities Loaned
(Cost $302)		302

TOTAL INVESTMENTS — 101.5%
(Cost $23,293)**		25,668
Other Assets & Liabilities – (1.5)%		$(373)
TOTAL NET ASSETS — 100.0%		$25,295

*	Non-income producing security.
**	Aggregate cost for Federal income tax purposes is (000) $23,306.

Gross unrealized appreciation (000)	$3,071
Gross unrealized depreciation (000)	(709)

Net unrealized appreciation (000)	$2,362

†	Affiliated Holding. See Note 3 in Notes to Schedules of Investments.
#	Security fully or partially on loan. Total Value of Securities on Loan is $294 (000).
(A)	The rate quoted is the annualized seven-day effective yield of the fund at period end.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of August 31, 2015 is as follows (See Note 2 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)

Assets:

Common Stocks	$24,604	$–	$–	$24,604

Exchange-Traded Fund	297	–	–	297

Money Market Fund	465	–	–	465

Short-Term Investment Purchased with Collateral From Securities Loaned	302	–	–	302

Total Assets - Investments in Securities	$25,668	$–	$–	$25,668

There were no transfers between Levels during the three-month period ended August 31, 2015.

See Notes to Schedules of Investments.

P N C  L a r g e  C a p  G r o w t h  F u n d

S C H E D U L E    O F    I N V E S T M E N T S

A u g u s t  3 1 ,  2 0 1 5    ( U n a u d i t e d )

	Number of Shares	Value (000)
COMMON STOCKS — 98.1%
Consumer Discretionary — 23.1%
Burlington Stores*	16,400	$871
Comcast, Cl A	24,000	1,352
DR Horton	48,900	1,485
Foot Locker	27,100	1,918
Hasbro	11,570	863
Home Depot	18,300	2,131
L Brands	20,800	1,745
Magna International (Canada)	26,250	1,291
NIKE, Cl B	12,300	1,375
O’Reilly Automotive*	6,000	1,440
Time Warner	18,520	1,317
Tractor Supply	13,280	1,133
Walt Disney	23,500	2,394
Wyndham Worldwide	13,700	1,048

		20,363

Consumer Staples — 11.4%
Altria Group	43,500	2,331
Constellation Brands, Cl A	12,190	1,560
CVS Health	16,100	1,648
Dr Pepper Snapple Group	21,000	1,611
Kroger	32,280	1,114
PepsiCo	19,000	1,766

		10,030

Energy — 1.4%
Valero Energy	20,160	1,196

Financials — 4.9%
Extra Space Storage REIT	16,200	1,190
Principal Financial Group	20,300	1,022
SEI Investments	25,830	1,307
Voya Financial	19,740	851

		4,370

Healthcare — 16.7%
Amgen	9,870	1,498
Cigna	6,010	846
Edwards Lifesciences*	9,380	1,321
Gilead Sciences	17,000	1,786
HCA Holdings*	14,400	1,247
Johnson & Johnson	8,700	818
McKesson	6,720	1,328
St. Jude Medical	19,800	1,402
Stryker	9,200	908
Thermo Fisher Scientific	7,000	878
UnitedHealth Group	15,800	1,828
Universal Health Services, Cl B	6,290	863

		14,723

Industrials — 12.6%
AerCap Holdings NV (Netherlands)*	18,200	765
Boeing	9,200	1,202
Cintas	13,600	1,156
Equifax	9,310	911
General Dynamics	8,700	1,236
HD Supply Holdings*	25,800	851
Lockheed Martin	5,040	1,014
Northrop Grumman	5,600	917
Snap-on	8,910	1,424
Stanley Black & Decker	8,370	850

	Number of Shares	Value (000)

Towers Watson, Cl A	7,000	$831

		11,157

Information Technology — 23.5%
Accenture PLC, Cl A (Ireland)	9,400	886
Amdocs	22,000	1,259
Apple	55,766	6,288
CDW	41,960	1,668
Check Point Software Technologies (Israel)*	17,160	1,339
Cisco Systems	32,000	828
Google, Cl A*	4,300	2,786
Lam Research	14,300	1,040
Microsoft	24,450	1,064
NXP Semiconductors NV (Netherlands)*	9,600	813
Skyworks Solutions	10,800	943
TE Connectivity (Switzerland)	15,680	930
Total System Services	19,230	881

		20,725

Materials — 3.5%
Celanese, Series A	17,200	1,043
Dow Chemical	31,730	1,389
PPG Industries	7,380	703

		3,135

Telecommunication Services — 1.0%
T-Mobile US*	23,210	919

Total Common Stocks
(Cost $78,611)		86,618

MONEY MARKET FUND — 1.8%
PNC Advantage Institutional Money Market Fund, Institutional Shares
0.050%† (A) (B)	1,623,332	1,623

Total Money Market Fund
(Cost $1,623)		1,623

TOTAL INVESTMENTS — 99.9%
(Cost $80,234)**		88,241
Other Assets & Liabilities – 0.1%		106
TOTAL NET ASSETS — 100.0%		$88,347

*	Non-income producing security.
**	Aggregate cost for Federal income tax purposes is (000) $80,240.

Gross unrealized appreciation (000)	$9,938
Gross unrealized depreciation (000)	(1,937)

Net unrealized appreciation (000)	$8,001

†	Affiliated Holding. See Note 3 in Notes to Schedules of Investments.
(A)	The rate quoted is the annualized seven-day effective yield of the fund at period end.
(B)	All or a portion of the security has been segregated on the Fund’s books and records for open futures contracts.

See Notes to Schedules of Investments.

P N C  L a r g e  C a p  G r o w t h  F u n d

S C H E D U L E    O F    I N V E S T M E N T S

A u g u s t  3 1 ,  2 0 1 5    ( U n a u d i t e d )

Futures Contracts:

Description	Number of Contracts	Notional Cost Amount (000)	Expiration Date	Unrealized Depreciation (000)

S&P 500® Composite Index	12	$1,244	09/18/15	$(62)

 Cash in the amount of $55,200 is held by the broker as collateral to cover initial margin requirements for the above open futures contracts (Long Positions).

 Assets in the amount of $1,368,180 have been segregated on the Fund’s books and records.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of August 31, 2015 is as follows (See Note 2 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)

Assets:

Common Stocks	$86,618	$–	$–	$86,618

Money Market Fund	1,623	–	–	1,623

Total Assets - Investments in Securities	$88,241	$–	$–	$88,241

Liabilities:

Other Financial Instruments

Futures Contracts	$(62)	$–	$–	$(62)

Total Liabilities - Other Financial Instruments	$(62)	$–	$–	$(62)

There were no transfers between Levels during the three-month period ended August 31, 2015.

See Notes to Schedules of Investments.

P N C  L a r g e  C a p  V a l u e  F u n d

S C H E D U L E    O F    I N V E S T M E N T S

A u g u s t  3 1 ,  2 0 1 5    ( U n a u d i t e d )

	Number of Shares	Value (000)
COMMON STOCKS — 98.4%
Consumer Discretionary — 8.8%
Comcast, Cl A	22,300	$1,257
DR Horton	39,440	1,198
Foot Locker	23,000	1,628
L Brands	14,800	1,242
Magna International (Canada)	19,200	944
Time Warner	14,770	1,050
Walt Disney	10,660	1,086
Wyndham Worldwide	16,160	1,236

		9,641

Consumer Staples — 7.9%
Constellation Brands, Cl A	11,900	1,523
CVS Health	25,000	2,560
Kroger	33,000	1,139
Mondelez International, CI A	25,230	1,069
Reynolds American	27,500	2,303

		8,594

Energy — 10.3%
Chevron	19,600	1,588
Exxon Mobil	56,570	4,256
Schlumberger (Curacao)	25,710	1,989
TOTAL SA, ADR (France)	23,860	1,107
Valero Energy	37,990	2,254

		11,194

Financials — 29.1%
Ameriprise Financial	16,200	1,825
Apartment Investment & Management, Cl A REIT	40,500	1,459
Berkshire Hathaway, Cl B*	14,400	1,930
Extra Space Storage REIT	30,000	2,204
Goldman Sachs Group	8,500	1,603
Huntington Bancshares	215,000	2,346
Invesco (Bermuda)	26,000	887
JPMorgan Chase	67,000	4,295
Lincoln National	45,000	2,286
Principal Financial Group	31,000	1,561
Public Storage REIT	5,800	1,167
SEI Investments	31,000	1,568
SVB Financial Group*	7,950	994
Travelers	21,000	2,091
Voya Financial	27,500	1,185
Wells Fargo	81,000	4,320

		31,721

Healthcare — 11.8%
Aetna	13,620	1,560
Amgen	13,000	1,973
Cigna	8,830	1,243
HCA Holdings*	25,000	2,165
Johnson & Johnson	19,270	1,811
Novartis AG, ADR (Switzerland)	10,940	1,064
Pfizer	45,000	1,450
St. Jude Medical	22,980	1,627

		12,893

Number of Shares		Value (000)

Industrials — 11.5%
Alaska Air Group	19,500	$1,460
Boeing	8,000	1,045
Equifax	11,740	1,149
General Dynamics	8,300	1,179
General Electric	94,500	2,346
Honeywell International	16,130	1,601
Northrop Grumman	12,060	1,975
Snap-on	11,000	1,757

		12,512

Information Technology — 9.0%
Amdocs	21,000	1,201
Apple	18,400	2,075
CDW	33,000	1,312
Cisco Systems	100,000	2,588
TE Connectivity (Switzerland)	23,000	1,364
Total System Services	27,000	1,237

		9,777

Materials — 3.2%
Dow Chemical	29,000	1,269
PPG Industries	12,400	1,182
WestRock	17,000	1,009

		3,460

Telecommunication Services — 2.5%
AT&T	46,080	1,530
Verizon Communications	27,000	1,242

		2,772

Utilities — 4.3%
American Water Works	26,000	1,350
WEC Energy Group	40,000	1,906
Xcel Energy	42,000	1,417

		4,673

Total Common Stocks
(Cost $97,858)		107,237

EXCHANGE-TRADED FUND — 1.2%
iShares Russell 1000 Value Index Fund†	13,000	1,258

Total Exchange-Traded Fund
(Cost $1,354)		1,258

MONEY MARKET FUND — 0.2%
PNC Advantage Institutional Money Market Fund, Institutional Shares
0.050%† (A)	229,399	229

Total Money Market Fund
(Cost $229)		229
TOTAL INVESTMENTS — 99.8%

(Cost $99,441)**		108,724
Other Assets & Liabilities – 0.2%		196
TOTAL NET ASSETS — 100.0%		$108,920

See Notes to Schedules of Investments.

P N C  L a r g e  C a p  V a l u e  F u n d

S C H E D U L E    O F    I N V E S T M E N T S

A u g u s t  3 1 ,  2 0 1 5    ( U n a u d i t e d )

*	Non-income producing security.
**	Aggregate cost for Federal income tax purposes is (000) $99,460.

Gross unrealized appreciation (000)	$13,637
Gross unrealized depreciation (000)	(4,373)

Net unrealized appreciation (000)	$9,264

†	Affiliated Holding. See Note 3 in Notes to Schedules of Investments.
(A)	The rate quoted is the annualized seven-day effective yield of the fund at period end.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of August 31, 2015 is as follows (See Note 2 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)

Assets:

Common Stocks	$107,237	$–	$–	$107,237

Exchange-Traded Fund	1,258	–	–	1,258

Money Market Fund	229	–	–	229

Total Assets - Investments in Securities	$108,724	$–	$–	$108,724

There were no transfers between Levels during the three-month period ended August 31, 2015.

See Notes to Schedules of Investments.

P N C  M i d  C a p  F u n d

S C H E D U L E    O F    I N V E S T M E N T S

A u g u s t  3 1 ,  2 0 1 5    ( U n a u d i t e d )

	Number of Shares	Value (000)
COMMON STOCKS — 97.7%
Consumer Discretionary — 21.6%
Advance Auto Parts	1,919	$336
American Axle & Manufacturing Holdings*	10,644	215
CarMax*	5,350	326
Dollar Tree*	4,652	355
Gildan Activewear (Canada)#	9,035	284
HSN	3,416	208
Madison Square Garden, Cl A*	4,220	297
Polaris Industries	1,944	253

		2,274

Consumer Staples — 4.3%
Boston Beer, Cl A*	715	146
TreeHouse Foods*	3,813	303

		449

Energy — 3.1%
National Oilwell Varco	2,666	113
Oil States International*	4,230	120
World Fuel Services	2,338	90

		323

Financials — 30.8%
Affiliated Managers Group*	1,824	340
AmTrust Financial Services#	7,083	412
Bank of the Ozarks	10,318	431
Credit Acceptance*	1,288	263
Discover Financial Services	5,032	270
Eagle Bancorp*	7,161	300
Home BancShares	6,016	229
LegacyTexas Financial Group	7,167	203
National General Holdings	11,406	209
PRA Group*	6,034	322
RLI	5,030	262

		3,241

Healthcare — 1.1%
PAREXEL International*	1,749	115

Industrials — 20.2%
B/E Aerospace	3,556	173
Colfax*	3,706	144
Dover	2,398	149
EnerSys	3,567	191
Esterline Technologies*	2,303	188
Genesee & Wyoming, Cl A*	2,187	150
Norfolk Southern	2,455	191
Precision Castparts	692	159
Snap-on	766	122
TransDigm Group*	1,148	264
United Rentals*	1,223	85
Wabtec	3,248	311

		2,127

Information Technology — 16.6%
Alliance Data Systems*	860	221
FactSet Research Systems	992	157
Manhattan Associates*	6,304	369
Open Text (Canada)	4,237	192
OSI Systems*	5,063	370
Trimble Navigation*	8,913	168

	Number of Shares	Value (000)

WEX*	2,838	$268

		1,745

Total Common Stocks
(Cost $8,716)		10,274

MONEY MARKET FUND — 1.8%
PNC Advantage Institutional Money Market Fund, Institutional Shares
0.050%† (A)	187,157	187

Total Money Market Fund
(Cost $187)		187

Total Investments Before Short-Term Investment Purchased with Collateral from Securities Loaned – 99.5%
(Cost $8,903)		10,461
SHORT-TERM INVESTMENT PURCHASED WITH COLLATERAL FROM SECURITIES LOANED — 6.1%

Money Market Fund — 6.1%
PNC Advantage Institutional Money Market Fund, Institutional Shares
0.050%† (A)	639,600	640

Total Short-Term Investment Purchased with Collateral From Securities Loaned
(Cost $640)		640
TOTAL INVESTMENTS — 105.6%
(Cost $9,543)**		11,101
Other Assets & Liabilities – (5.6)%		(592)
TOTAL NET ASSETS — 100.0%		$10,509

*	Non-income producing security.
**	Aggregate cost for Federal income tax purposes is (000) $9,544.

Gross unrealized appreciation (000)	$2,046
Gross unrealized depreciation (000)	(489)

Net unrealized appreciation (000)	$1,557

†	Affiliated Holding. See Note 3 in Notes to Schedules of Investments.
#	Security fully or partially on loan. Total Value of Securities on Loan is $631 (000).
(A)	The rate quoted is the annualized seven-day effective yield of the fund at period end.

See Notes to Schedules of Investments.

P N C  M i d  C a p  F u n d

S C H E D U L E    O F    I N V E S T M E N T S

A u g u s t  3 1 ,  2 0 1 5    ( U n a u d i t e d )

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of August 31, 2015 is as follows (See Note 2 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)

Assets:

Common Stocks	$10,274	$–	$–	$10,274

Money Market Fund	187	–	–	187

Short-Term Investment Purchased with Collateral From Securities Loaned	640	–	–	640

Total Assets - Investments in Securities	$11,101	$–	$–	$11,101

There were no transfers between Levels during the three-month period ended August 31, 2015.

See Notes to Schedules of Investments.

P N C  M i d  C a p  I n d e x  F u n d

S C H E D U L E    O F    I N V E S T M E N T S

A u g u s t  3 1 ,  2 0 1 5    ( U n a u d i t e d )

	Number of Shares	Value (000)
COMMON STOCKS — 97.5%
Consumer Discretionary — 12.5%
Aaron’s	154	$6
AMC Networks, Cl A*	167	12
American Eagle Outfitters	452	8
Ascena Retail Group*	438	5
Big Lots	142	7
Brinker International	164	9
Brunswick	259	13
Buffalo Wild Wings*	42	8
Cabela’s*	139	6
Cable One*	10	4
Carter’s	141	14
Cheesecake Factory	111	6
Chico’s FAS	428	6
Cinemark Holdings	307	11
CST Brands	224	8
Dana Holding	528	9
Deckers Outdoor*	97	6
DeVry Education Group	178	5
Dick’s Sporting Goods	273	14
Domino’s Pizza	146	15
DreamWorks Animation SKG, Cl A*	209	4
Dunkin’ Brands Group	257	13
Foot Locker	322	23
Gentex	816	12
Graham Holdings, Cl B	18	12
HSN	84	5
J.C. Penney*	819	7
Jarden*	481	25
John Wiley & Sons, Cl A	130	7
Kate Spade*	471	9
Live Nation Entertainment*	401	10
LKQ*	768	23
Meredith	117	5
Murphy USA*	136	7
New York Times, Cl A	345	4
NVR*	9	14
Office Depot*	1,481	12
Panera Bread, Cl A*	67	12
Polaris Industries	177	23
Service Corporation International	514	15
Sotheby’s	199	7
Tempur Sealy International*	131	9
Thor Industries	128	7
Time	322	7
Toll Brothers*	434	16
Tupperware Brands	173	9
Vista Outdoor*	165	8
Wendy’s	781	7
Williams-Sonoma	211	16

		500

Consumer Staples — 4.1%
Avon Products	1,531	8
Boston Beer, Cl A*	28	6
Church & Dwight	333	29
Edgewell Personal Care	178	16
Energizer Holdings	150	6
Flowers Foods	476	11
Hain Celestial Group*	276	17
Ingredion	173	15
Lancaster Colony	53	5

	Number of Shares	Value (000)

Post Holdings*	102	$7
SUPERVALU*	620	5
TreeHouse Foods*	118	9
United Natural Foods*	175	8
WhiteWave Foods*	471	22

		164

Energy — 4.2%
Atwood Oceanics	263	5
California Resources	2,058	8
Denbury Resources	1,744	8
Dril-Quip*	118	8
Energen	278	14
Gulfport Energy*	324	12
HollyFrontier	448	21
Nabors Industries (Burmuda)	1,081	12
Oceaneering International	322	14
Oil States International*	194	6
Patterson-UTI Energy	525	9
Rowan PLC, Cl A	394	7
SM Energy	279	10
Superior Energy Services	628	10
Western Refining	191	8
World Fuel Services	242	9
WPX Energy*	1,053	8

		169

Financials — 24.5%
Alexander & Baldwin	124	4
Alexandria Real Estate Equities REIT	195	17
Alleghany*	42	20
American Campus Communities REIT	327	11
American Financial Group	179	12
Arthur J Gallagher	472	21
Aspen Insurance Holdings (Bermuda)	165	8
Associated Banc	394	7
BancorpSouth	214	5
Bank of Hawaii	115	7
BioMed Realty Trust REIT	570	11
Brown & Brown	311	10
Camden Property Trust REIT	234	17
Care Capital Properties REIT*	238	8
Cathay General Bancorp	199	6
CBOE Holdings	197	12
City National	134	12
CNO Financial Group	550	10
Commerce Bancshares	204	9
Communications Sales & Leasing REIT	370	7
Corporate Office Properties Trust REIT	276	6
Corrections Corp of America REIT	360	11
Cullen/Frost Bankers	167	11
Douglas Emmett REIT	360	10
Duke Realty REIT	974	18
East West Bancorp	411	17
Eaton Vance	362	13
Equity One REIT	219	5
Everest Re Group (Bermuda)	122	21
Extra Space Storage REIT	266	20
Federal Realty Investment Trust REIT	183	24
Federated Investors, Cl B	263	8
First American Financial	254	10
First Horizon National	632	9

See Notes to Schedules of Investments.

P N C  M i d  C a p  I n d e x  F u n d

S C H E D U L E    O F    I N V E S T M E N T S

A u g u s t  3 1 ,  2 0 1 5    ( U n a u d i t e d )

	Number of Shares	Value (000)
COMMON STOCKS — continued
Financials — continued
First Niagara Financial Group	929	$9
FirstMerit	468	8
Fulton Financial	456	6
Hancock Holding	219	6
Hanover Insurance Group	106	8
HCC Insurance Holdings	185	14
Highwoods Properties REIT	261	10
Home Properties REIT	147	11
Hospitality Properties Trust REIT	448	12
Janus Capital Group	433	6
Jones Lang LaSalle	132	20
Kemper	129	5
Kilroy Realty REIT	239	15
Lamar Advertising, Cl A REIT	229	12
LaSalle Hotel Properties REIT	325	10
Liberty Property Trust REIT	430	13
Mercury General	98	5
Mid-America Apartment Communities REIT	187	15
MSCI	296	18
National Retail Properties REIT	368	13
New York Community Bancorp	1,169	21
Old Republic International	588	9
Omega Healthcare Investors REIT	418	14
PacWest Bancorp	262	11
Primerica	144	6
Prosperity Bancshares	160	8
Raymond James Financial	363	19
Rayonier REIT	366	8
Regency Centers REIT	253	15
Reinsurance Group of America	186	17
RenaissanceRe Holdings (Bemuda)	116	12
SEI Investments	315	16
Senior Housing Properties Trust REIT	702	11
Signature Bank*	138	18
SLM*	1,265	11
StanCorp Financial Group	72	8
Stifel Financial*	198	9
SVB Financial Group*	151	19
Synovus Financial	343	10
Tanger Factory Outlet Centers REIT	258	8
Taubman Centers REIT	176	12
TCF Financial	418	6
Trustmark	186	4
UDR REIT	672	22
Umpqua Holdings	578	10
Urban Edge Properties REIT	253	5
Valley National Bancorp	582	5
Waddell & Reed Financial, Cl A	251	10
Washington Federal	246	6
Webster Financial	255	9
Weingarten Realty Investors REIT	292	9
WP GLIMCHER REIT	533	6
WR Berkley	239	13

		980

Healthcare — 8.5%
Akorn*	233	9
Align Technology*	201	11
Allscripts Healthcare Solutions*	443	6
Bio-Rad Laboratories, Cl A*	56	8
Bio-Techne	99	9

	Number of Shares	Value (000)

Centene*	340	$21
Charles River Laboratories International*	135	9
Community Health Systems*	309	17
Cooper	138	22
Halyard Health*	165	5
Health Net*	183	12
Hill-Rom Holdings	136	7
Hologic*	575	22
IDEXX Laboratories*	233	17
LifePoint Health*	102	8
MEDNAX*	227	18
Mettler-Toledo International*	79	24
Owens & Minor	167	6
ResMed	403	21
Sirona Dental Systems*	147	14
STERIS	165	11
Teleflex	106	14
Thoratec*	96	6
United Therapeutics*	130	20
VCA*	203	11
WellCare Health Plans*	113	10

		338

Industrials — 15.7%
Acuity Brands	105	20
AECOM*	476	13
AGCO	224	11
Alaska Air Group	285	21
AO Smith	209	13
B/E Aerospace	335	16
Carlisle	162	16
CEB	104	7
CLARCOR	141	8
Clean Harbors*	161	8
Con-way	166	6
Copart*	314	11
Crane	139	7
Deluxe	142	8
Donaldson	378	12
Esterline Technologies*	106	9
Fortune Brands Home & Security	393	19
FTI Consulting*	107	4
GATX	122	6
Genesee & Wyoming, Cl A*	169	12
Graco	162	11
Herman Miller	166	4
HNI	125	6
Hubbell, Cl B	149	15
Huntington Ingalls Industries	133	15
IDEX	221	16
ITT	268	10
JetBlue Airways*	617	14
KBR	400	7
Kennametal	228	7
Kirby*	167	12
KLX*	139	5
Landstar System	108	7
Lennox International	101	12
Lincoln Electric Holdings	230	13
ManpowerGroup	198	17
MSC Industrial Direct, Cl A	143	10

See Notes to Schedules of Investments.

	Number of Shares	Value (000)
COMMON STOCKS — continued
Industrials — continued
Nordson	179	$12
NOW*	346	6
Old Dominion Freight Line*	182	12
Orbital ATK	153	12
Oshkosh	230	10
Regal-Beloit	133	9
Rollins	217	6
RR Donnelley & Sons	623	10
SPX	142	8
Teledyne Technologies*	95	9
Terex	316	7
Timken	250	8
Towers Watson, Cl A	190	23
Trinity Industries	487	13
Triumph Group	152	8
Valmont Industries	72	8
Wabtec	257	25
Waste Connections	326	16
Watsco	71	9
Woodward	163	7

		626

Information Technology — 15.9%
3D Systems*	462	6
ACI Worldwide*	331	7
ANSYS*	234	21
ARRIS Group*	408	11
Arrow Electronics*	276	15
Atmel	1,199	10
Avnet	377	16
Belden	187	9
Broadridge Financial Solutions	317	17
Cadence Design Systems*	757	15
CDK Global	446	22
Ciena*	319	7
Cognex	313	11
CommVault Systems*	147	5
Convergys	256	6
CoreLogic*	239	9
Cree*	331	9
Cypress Semiconductor*	1,111	11
Diebold	184	6
DST Systems	84	9
FactSet Research Systems	103	16
Fair Isaac	81	7
Fairchild Semiconductor International*	400	5
FEI	110	8
Fortinet*	335	14
Gartner*	221	19
Global Payments	159	18
Harris	1	–
Ingram Micro, Cl A	413	11
Integrated Device Technology*	427	8
InterDigital	97	5
Intersil, Cl A	379	4
IPG Photonics*	97	8
Jabil Circuit	606	12
Jack Henry & Associates	205	14
Keysight Technologies*	456	15
Leidos Holdings	170	7
Lexmark International, Cl A	228	7

	Number of Shares	Value (000)

MAXIMUS	169	$10
Mentor Graphics	239	6
National Instruments	275	8
NCR*	535	13
Plantronics	104	6
Polycom*	404	4
PTC*	318	11
Rackspace Hosting*	391	12
Science Applications International	107	5
Silicon Laboratories*	126	5
SolarWinds*	202	8
Solera Holdings	191	9
SunEdison*	1,886	20
Synopsys*	417	20
Tech Data*	91	6
Teradyne	609	11
Trimble Navigation*	872	17
Tyler Technologies*	79	11
Ultimate Software Group*	68	12
VeriFone Systems*	334	10
Vishay Intertechnology	395	4
WEX*	117	11
Zebra Technologies, Cl A*	164	14

		633

Materials — 7.2%
Albemarle	368	17
AptarGroup	154	10
Ashland	201	21
Bemis	271	11
Cabot	215	7
Carpenter Technology	143	6
Chemours	575	6
Commercial Metals	134	2
Compass Minerals International	94	8
Cytec Industries	143	11
Domtar	187	7
Eagle Materials	133	11
Louisiana-Pacific*	385	6
Minerals Technologies	123	7
NewMarket	32	12
Olin	268	5
Packaging Corporation of America	277	19
PolyOne	285	9
Reliance Steel & Aluminum	214	12
Royal Gold	224	11
RPM International	373	16
Scotts Miracle-Gro, Cl A	125	8
Sensient Technologies	121	8
Silgan Holdings	115	6
Sonoco Products	297	12
Steel Dynamics	711	14
United States Steel	593	10
Valspar	219	16

		288

Telecommunication Services — 0.2%
Telephone & Data Systems	276	8

Utilities — 4.7%
Alliant Energy	301	17
Aqua America	471	12

See Notes to Schedules of Investments.

P N C  M i d  C a p  I n d e x  F u n d

S C H E D U L E    O F    I N V E S T M E N T S

A u g u s t  3 1 ,  2 0 1 5    ( U n a u d i t e d )

Number of Shares		Value (000)
COMMON STOCKS — continued
Utilities — continued
Atmos Energy	261	$14
Black Hills	131	5
Cleco	157	8
Great Plains Energy	414	10
Hawaiian Electric Industries	285	8
IDACORP	133	8
MDU Resources Group	586	11
National Fuel Gas	248	13
OGE Energy	569	16
ONE Gas	134	6
PNM Resources	214	6
Questar	538	10
UGI	465	16
Vectren	221	9
Westar Energy	340	13
WGL Holdings	132	7

		189

Total Common Stocks
(Cost $3,812)		3,895

EXCHANGE-TRADED FUND — 1.5%
SPDR® S&P MidCap 400® ETF Trust	226	58

Total Exchange-Traded Fund
(Cost $62)		58

Number of Shares		Value (000)
MONEY MARKET FUND — 2.5%
PNC Advantage Institutional Money Market
Fund, Institutional Shares
0.050%† (A)	100,857	$101

Total Money Market Fund
(Cost $101)		101

TOTAL INVESTMENTS — 101.5%
(Cost $3,975)**		4,054

Other Assets & Liabilities – (1.5)%		(58)

TOTAL NET ASSETS — 100.0%		$3,996

*	Non-income producing security.
**	Aggregate cost for Federal income tax purposes is (000) $4,133.

Gross unrealized appreciation (000)	$132
Gross unrealized depreciation (000)	(211)

Net unrealized depreciation (000)	$(79)

†	Affiliated Holding. See Note 3 in Notes to Schedules of Investments.
(A)	The rate quoted is the annualized seven-day effective yield of the fund at period end.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of August 31, 2015 is as follows (See Note 2 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)

Assets:

Common Stocks	$3,895	$–	$–	$3,895

Exchange-Traded Fund	58	–	–	58

Money Market Fund	101	–	–	101

Total Assets - Investments in Securities	$4,054	$–	$–	$4,054

There were no transfers between Levels during the three-month period ended August 31, 2015.

See Notes to Schedules of Investments.

P N C  M u l t i - F a c t o r  S m a l l  C a p  C o r e  F u n d

S C H E D U L E    O F    I N V E S T M E N T S

A u g u s t  3 1 ,  2 0 1 5    ( U n a u d i t e d )

	Number of Shares	Value (000)
COMMON STOCKS — 95.3%
Consumer Discretionary — 13.7%
Bloomin’ Brands	57,749	$1,195
Bright Horizons Family Solutions*	15,859	969
Buffalo Wild Wings*	4,968	942
Century Communities*	78,453	1,726
Cheesecake Factory	9,662	524
Churchill Downs	11,775	1,565
G-III Apparel Group*	17,340	1,202
Helen of Troy (Bermuda)*	9,813	836
Meredith	21,071	995
Papa John’s International	14,047	945
Pool	16,678	1,162
Skechers U.S.A., Cl A*	11,740	1,652
Unifi*	47,907	1,391
Wolverine World Wide	41,739	1,125

		16,229

Consumer Staples — 2.9%
Ingles Markets, Cl A	21,531	1,070
Revlon, Cl A*	26,276	876
SpartanNash	22,214	628
TreeHouse Foods*	10,467	831

		3,405

Financials — 25.6%
Allied World Assurance Company Holdings AG (Switzerland)	14,205	567
American Assets Trust REIT	17,570	677
Argo Group International Holdings (Bermuda)	26,923	1,507
Banco Macro SA, ADR (Argentina)*	18,828	843
Banner	27,217	1,209
Capital Bank Financial, Cl A*	51,796	1,594
DuPont Fabros Technology REIT	20,949	560
Employers Holdings	47,303	1,043
Essent Group (Bermuda)*	37,268	998
FBL Financial Group, Cl A	15,384	877
Fidelity Southern	47,706	920
First Merchants	26,117	680
First Midwest Bancorp	29,166	514
KCG Holdings, Cl A*	114,189	1,313
Maiden Holdings (Bermuda)	97,504	1,397
Mercantile Bank	46,153	937
National Western Life Insurance, Cl A	2,516	572
Opus Bank	49,388	1,817
Pinnacle Financial Partners	34,845	1,652
PRA Group*	7,973	425
RLJ Lodging Trust REIT	40,438	1,114
Ryman Hospitality Properties REIT	15,341	786
South State	28,138	2,115
State Bank Financial	49,395	998
Summit Hotel Properties REIT	54,126	657
Symetra Financial	48,461	1,525
Wilshire Bancorp	127,927	1,366
World Acceptance*#	18,914	711
WSFS Financial	34,636	954

		30,328

Healthcare — 17.1%
Amsurg*	16,074	1,261
BioSpecifics Technologies*	32,156	1,597
Cantel Medical	29,575	1,468
Dyax*	61,430	1,414

	Number of Shares	Value (000)

ICON PLC (Ireland)*	22,796	$1,755
Molina Healthcare*	17,196	1,283
Natus Medical*	22,020	896
Neurocrine Biosciences*	24,126	1,119
Omnicell*	48,892	1,661
PAREXEL International*	20,668	1,358
Select Medical Holdings	109,905	1,418
Sorrento Therapeutics*	51,279	650
Supernus Pharmaceuticals*	50,646	919
Team Health Holdings*	14,766	867
U.S. Physical Therapy	22,250	1,023
Vascular Solutions*	45,930	1,587

		20,276

Industrials — 16.2%
ABM Industries	28,310	906
American Woodmark*	29,870	1,980
Barrett Business Services	39,374	1,404
Comfort Systems USA	67,562	1,873
Curtiss-Wright	22,386	1,471
Federal Signal	75,096	1,063
Forward Air	30,905	1,391
Landstar System	8,778	581
Multi-Color	16,887	1,113
MYR Group*	26,405	757
National Presto Industries	11,696	960
Swift Transportation*	48,770	950
TASER International*#	43,105	1,009
Teledyne Technologies*	5,794	567
UniFirst	9,813	1,064
Universal Forest Products	34,356	2,063

		19,152

Information Technology — 14.7%
Aspen Technology*	34,586	1,310
CACI International, Cl A*	9,604	753
Euronet Worldwide*	20,754	1,338
Fleetmatics Group PLC (Ireland)*	19,209	860
GSI Group (Canada)*	90,883	1,180
Manhattan Associates*	20,812	1,217
MAXIMUS	11,452	693
Microsemi*	50,689	1,610
NetScout Systems*	23,795	870
Pericom Semiconductor	98,000	1,194
Sanmina*	34,011	654
Silicon Laboratories*	35,046	1,524
SS&C Technologies Holdings	11,883	805
Synaptics*	17,872	1,253
Tyler Technologies*	11,847	1,635
Zebra Technologies, Cl A*	5,924	491

		17,387

Materials — 3.7%
Minerals Technologies	20,819	1,120
Neenah Paper	11,732	677
PolyOne	22,825	741
Sonoco Products	34,744	1,366
Trecora Resources*	41,638	538

		4,442

Telecommunication Services — 0.4%
8x8*	58,554	453

See Notes to Schedules of Investments.

P N C  M u l t i - F a c t o r  S m a l l  C a p  C o r e  F u n d

S C H E D U L E    O F    I N V E S T M E N T S

A u g u s t  3 1 ,  2 0 1 5    ( U n a u d i t e d )

	Number of Shares	Value (000)
COMMON STOCKS — continued
Utilities — 1.0%
American States Water	30,912	$1,167
Total Common Stocks
(Cost $103,460)		112,839
MASTER LIMITED PARTNERSHIPS — 3.6%
Energy — 2.9%
Shell Midstream Partners LP	39,496	1,563
Valero Energy Partners LP	36,606	1,897

		3,460
Financials — 0.7%
Ares Management LP#	47,217	815
Total Master Limited Partnerships
(Cost $4,234)		4,275
EXCHANGE-TRADED FUND — 0.6%
iShares Russell 2000 Index Fund†	6,218	716
Total Exchange-Traded Fund
(Cost $718)		716
MONEY MARKET FUND — 3.6%
PNC Advantage Institutional Money
Market Fund, Institutional Shares
0.050%† (A)	4,247,722	4,248
Total Money Market Fund
(Cost $4,248)		4,248

Total Investments Before Short-Term Investment Purchased with Collateral from Securities Loaned – 103.1% (Cost $112,660)		122,078

	Number of Shares	Value (000)
SHORT-TERM INVESTMENT PURCHASED WITH COLLATERAL FROM SECURITIES LOANED — 1.9%
Money Market Fund — 1.9%
PNC Advantage Institutional Money
Market Fund, Institutional Shares
0.050%† (A)	2,325,987	$2,326
Total Short-Term Investment Purchased with Collateral From Securities Loaned
(Cost $2,326)		2,326

TOTAL INVESTMENTS — 105.0%
(Cost $114,986)**		124,404
Other Assets & Liabilities – (5.0)%		(5,970)
TOTAL NET ASSETS — 100.0%		$118,434

*	Non-income producing security.
**	Aggregate cost for Federal income tax purposes is (000) $115,182.

Gross unrealized appreciation (000)	$13,406
Gross unrealized depreciation (000)	(4,184)
Net unrealized appreciation (000)	$9,222

†	Affiliated Holding. See Note 3 in Notes to Schedules of Investments.
#	Security fully or partially on loan. Total Value of Securities on Loan is $2,280 (000).
(A)	The rate quoted is the annualized seven-day effective yield of the fund at period end.

See Notes to Schedules of Investments.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of August 31, 2015 is as follows (See Note 2 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)

Assets:

Common Stocks	$112,839	$–	$–	$112,839

Master Limited Partnerships	4,275	–	–	4,275

Exchange-Traded Fund	716	–	–	716

Money Market Fund	4,248	–	–	4,248

Short-Term Investment Purchased with Collateral From Securities Loaned	2,326	–	–	2,326

Total Assets - Investments in Securities	$124,404	$–	$–	$124,404

There were no transfers between Levels during the three-month period ended August 31, 2015.

See Notes to Schedules of Investments.

P N C  M u l t i - F a c t o r  S m a l l  C a p  G r o w t h  F u n d

S C H E D U L E    O F    I N V E S T M E N T S

A u g u s t  3 1 ,  2 0 1 5    ( U n a u d i t e d )

	Number of Shares	Value (000)
COMMON STOCKS — 97.8%
Consumer Discretionary — 16.6%
1-800-Flowers.com, Cl A*	33,206	$279
Boot Barn Holdings*	18,735	409
Bright Horizons Family Solutions*	11,070	677
Brinker International	6,589	350
Cablevision Systems, Cl A	25,524	642
Cato, Cl A	13,620	479
Churchill Downs	3,636	483
Cracker Barrel Old Country Store	2,031	293
Denny’s*	39,451	443
Gentherm*	7,796	355
Grand Canyon Education*	9,933	367
Helen of Troy (Bermuda)*	8,148	694
Interval Leisure Group	9,484	190
La Quinta Holdings*	23,673	446
Murphy USA*	5,747	294
Nexstar Broadcasting Group, Cl A	4,001	186
Papa John’s International	8,169	549
Perry Ellis International*	25,872	641
Taylor Morrison Home, Cl A*	19,018	379
Tenneco*	4,401	207
Wolverine World Wide	17,546	473

		8,836

Consumer Staples — 2.6%
Fresh Del Monte Produce (Cayman Islands)	14,519	575
J&J Snack Foods	2,171	247
Pinnacle Foods	12,958	581

		1,403

Energy — 1.5%
Teekay Tankers (Marshall Islands)	49,221	290
Western Refining	12,046	518

		808

Financials — 9.1%
BNC Bancorp	23,718	490
Capital Bank Financial, Cl A*	15,821	487
Cardinal Financial	31,399	700
Credit Acceptance*	1,590	324
Employers Holdings	15,048	332
First Commonwealth Financial	26,032	230
Horace Mann Educators	15,460	514
Maiden Holdings (Bermuda)	53,388	765
MarketAxess Holdings	6,974	631
World Acceptance*#	9,748	366

		4,839

Healthcare — 25.0%
Amsurg*	10,207	800
BioSpecifics Technologies*	10,230	508
Cantel Medical	15,628	776
Dyax*	34,505	794
Eagle Pharmaceutical*	6,623	520
Globus Medical, Cl A*	15,504	379
Halozyme Therapeutics*	32,151	561
ICON PLC (Ireland)*	8,591	662
Lannett*#	9,937	476
Ligand Pharmaceuticals*	6,822	627
Medidata Solutions*	7,015	337
Molina Healthcare*	12,075	901
Natus Medical*	13,847	563

	Number of Shares	Value (000)

Neurocrine Biosciences*	17,713	$822
Omnicell*	18,696	635
OvaScience*#	11,457	223
PAREXEL International*	8,361	550
Radius Health*	11,229	683
STERIS	4,073	261
Supernus Pharmaceuticals*	29,064	528
Team Health Holdings*	5,630	331
Teleflex	2,257	295
Vascular Solutions*	20,410	705
West Pharmaceutical Services	6,111	341

		13,278

Industrials — 14.3%
Argan*	10,507	411
AZZ	5,508	279
Barrett Business Services	10,783	384
Comfort Systems USA	12,346	342
Cubic	4,342	183
Curtiss-Wright	6,779	445
Dycom Industries*	9,634	685
Echo Global Logistics*	12,781	297
Federal Signal	35,224	498
HEICO	4,156	212
John Bean Technologies	15,581	516
Matthews International, Cl A	15,716	798
Mueller Industries	16,917	538
Resources Connection	14,497	228
Rexnord*	10,629	213
TASER International*#	24,725	579
Teledyne Technologies*	5,411	530
West	19,182	467

		7,605

Information Technology — 21.9%
Ambarella (Cayman Islands)*	7,906	756
ARRIS Group*	7,973	211
Aspen Technology*	13,885	526
Belden	4,725	238
Cardtronics*	15,368	530
Cognex	16,130	574
Endurance International Group Holdings*#	20,506	313
Envestnet*	10,481	327
Euronet Worldwide*	10,393	670
ExlService Holdings*	15,526	562
Fair Isaac	6,493	556
Kimball Electronics*	27,042	318
Luxoft Holding (British Virgin Islands)*	5,006	306
Manhattan Associates*	12,161	711
MAXIMUS	4,414	267
Microsemi*	27,021	858
NetScout Systems*	10,460	382
Pericom Semiconductor	30,507	372
Rogers*	4,351	242
SolarWinds*	13,772	547
SS&C Technologies Holdings	6,848	464
Synaptics*	5,390	378
Syntel*	10,438	464
Tyler Technologies*	2,809	388
Virtusa*	13,516	715

		11,675

See Notes to Schedules of Investments.

	Number of Shares	Value (000)
COMMON STOCKS — continued
Materials — 4.7%
Graphic Packaging Holding	39,168	$ 552
Minerals Technologies	12,569	676
Neenah Paper	11,604	670
US Concrete*	11,277	584
		2,482

Telecommunication Services — 2.1%
General Communication, Cl A*	48,731	821
RingCentral, Cl A*	17,760	306
		1,127

Total Common Stocks
(Cost $45,241)		52,053

MASTER LIMITED PARTNERSHIP — 0.7%
Energy — 0.7%
Phillips 66 Partners LP#	5,779	361

Total Master Limited Partnership
(Cost $395)		361

MONEY MARKET FUND — 3.3%
PNC Advantage Institutional Money Market
Fund, Institutional Shares
0.050%† (A)	1,728,181	1,728

Total Money Market Fund
(Cost $1,728)		1,728

Total Investments Before Short-Term Investment Purchased with Collateral from Securities Loaned – 101.8%
(Cost $47,364)		54,142

	Number of Shares	Value (000)
SHORT-TERM INVESTMENT PURCHASED WITH COLLATERAL FROM SECURITIES LOANED — 5.1%
Money Market Fund — 5.1%
PNC Advantage Institutional Money Market
Fund, Institutional Shares
0.050%† (A)	2,738,186	$ 2,738

Total Short-Term Investment Purchased with Collateral From Securities Loaned
(Cost $2,738)		2,738

TOTAL INVESTMENTS — 106.9%
(Cost $50,102)**		56,880

Other Assets & Liabilities – (6.9)%		(3,679)

TOTAL NET ASSETS — 100.0%		$53,201

*	Non-income producing security.
**	Aggregate cost for Federal income tax purposes is (000) $50,110.

Gross unrealized appreciation (000)	$8,867
Gross unrealized depreciation (000)	(2,097)
Net unrealized appreciation (000)	$6,770

†	Affiliated Holding. See Note 3 in Notes to Schedules of Investments.
#	Security fully or partially on loan. Total Value of Securities on Loan is $1,995 (000).
(A)	The rate quoted is the annualized seven-day effective yield of the fund at period end.

See Notes to Schedules of Investments.

P N C  M u l t i - F a c t o r  S m a l l  C a p  G r o w t h  F u n d

S C H E D U L E    O F    I N V E S T M E N T S

A u g u s t  3 1 ,  2 0 1 5    ( U n a u d i t e d )

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of August 31, 2015 is as follows (See Note 2 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)

Assets:

Common Stocks	$52,053	$–	$–	$52,053

Master Limited Partnership	361	–	–	361

Money Market Fund	1,728	–	–	1,728

Short-Term Investment Purchased with Collateral From Securities Loaned	2,738	–	–	2,738

Total Assets - Investments in Securities	$56,880	$–	$–	$56,880

There were no transfers between Levels during the three-month period ended August 31, 2015.

See Notes to Schedules of Investments.

P N C  M u l t i - F a c t o r  S m a l l  C a p  V a l u e  F u n d

S C H E D U L E    O F    I N V E S T M E N T S

A u g u s t  3 1 ,  2 0 1 5    ( U n a u d i t e d )

	Number of Shares	Value (000)
COMMON STOCKS — 91.9%
Consumer Discretionary — 10.6%
American Axle & Manufacturing Holdings*	13,024	$263
Core-Mark Holding	1,720	103
Denny’s*	35,280	396
Five Below*	3,016	117
G-III Apparel Group*	2,831	196
Iconix Brand Group*	5,253	73
Lithia Motors, Cl A	2,973	317
Pool	4,430	309
Standard Pacific*	27,975	236
Starz, Cl A*	14,158	533
Tenneco*	3,232	152
Texas Roadhouse	4,519	163
Winmark	196	19

		2,877

Consumer Staples — 1.7%
Cal-Maine Foods	2,794	148
Natural Health Trends#	6,576	176
SpartanNash	4,515	128

		452

Energy — 2.9%
BP Prudhoe Bay Royalty Trust#	3,151	142
Green Plains	7,005	149
Nordic American Tankers (Bermuda)	7,654	104
REX American Resources*	1,857	100
San Juan Basin Royalty Trust#	26,758	293

		788

Financials — 41.2%
AG Mortgage Investment Trust REIT	38,032	629
Altisource Portfolio Solutions SA (Luxembourg)*	3,786	102
American Capital Mortgage Investment REIT	21,076	322
American Equity Investment Life Holding	7,417	180
Banco Latinoamericano de Comercio Exterior SA, Cl E (Panama)	17,788	438
Banco Macro SA, ADR (Argentina)*	1,746	78
BankFinancial	29,553	363
BBCN Bancorp	15,087	219
Brookline Bancorp	20,454	216
Cardinal Financial	26,312	587
Charter Financial	17,648	221
Citizens & Northern	16,247	325
CNO Financial Group	10,518	188
Community Bank System	4,039	144
CoreSite Realty REIT	2,115	103
CYS Investments REIT	73,614	575
Dime Community Bancshares	15,435	263
DuPont Fabros Technology REIT	7,198	192
EverBank Financial	11,694	231
Fidelity Southern	8,199	158
First Commonwealth Financial	38,210	338
FirstMerit	7,726	139
FNB	8,908	112
Fox Chase Bancorp	8,760	151
Fulton Financial	23,614	287
Heartland Financial USA	4,652	169
Home BancShares	3,636	139
Horace Mann Educators	6,588	219
Impac Mortgage Holdings*#	6,154	109
Interactive Brokers Group, Cl A	8,567	342

	Number of Shares	Value (000)

Lakeland Bancorp	10,002	$111
Lakeland Financial	5,910	243
Maiden Holdings (Bermuda)	26,696	383
MarketAxess Holdings	1,611	146
National Penn Bancshares	33,099	398
New York Mortgage Trust REIT#	65,619	429
OFG Bancorp (Puerto Rico)	28,167	243
RE/MAX Holdings, Cl A	3,871	142
S&T Bancorp	5,905	177
ServisFirst Bancshares	5,678	213
TriState Capital Holdings*	9,157	115
Umpqua Holdings	7,489	125
Universal Insurance Holdings	4,256	105
Western Asset Mortgage Capital REIT#	42,081	538
Wilshire Bancorp	16,316	174
Wintrust Financial	2,140	109

		11,190

Healthcare — 5.6%
Anthera Pharmaceuticals*	27,081	185
Cambrex*	2,489	119
Depomed*	9,006	242
Horizon Pharma PLC (Ireland)*	5,309	155
Lannett*#	2,808	135
MiMedx Group*#	17,818	173
Omnicell*	6,180	210
Repligen*	2,347	80
Zeltiq Aesthetics*	6,847	221

		1,520

Industrials — 9.8%
AAR	8,192	199
AO Smith	2,095	135
Argan*	6,360	249
Barrett Business Services	6,786	242
CEB	2,638	189
Comfort Systems USA	5,170	143
EMCOR Group	2,641	122
General Cable	14,655	213
Hexcel	1,741	84
Huntington Ingalls Industries	1,958	221
Lennox International	1,681	199
Ritchie Bros. Auctioneers (Canada)	5,686	157
RPX*	13,871	191
Swift Transportation*	4,993	97
TASER International*#	9,460	221

		2,662

Information Technology — 11.4%
Alliance Fiber Optic Products	8,136	153
Ambarella (Cayman Islands)*#	2,976	285
AVG Technologies NV (Netherlands)*	18,559	429
Benchmark Electronics*	8,144	174
CalAmp*	11,881	197
Canadian Solar (Canada)*#	8,107	152
Celestica (Canada)*	9,972	122
EVERTEC (Puerto Rico)	10,028	182
Glu Mobile*	41,724	192
OmniVision Technologies*	8,829	211
PC Connection*	6,059	128
Plexus*	5,200	198
Polycom*	15,652	168

See Notes to Schedules of Investments.

P N C  M u l t i - F a c t o r  S m a l l  C a p  V a l u e  F u n d

S C H E D U L E    O F    I N V E S T M E N T S

A u g u s t  3 1 ,  2 0 1 5    ( U n a u d i t e d )

	Number of Shares	Value (000)
COMMON STOCKS — continued
Information Technology — continued
Sanmina*	14,729	$283
Tessera Technologies	4,549	149
Xcerra*	12,206	76

		3,099

Materials — 2.3%
Dominion Diamond (Canada)	20,256	240
Handy & Harman*	6,709	169
Olympic Steel	3,861	50
US Concrete*	3,339	173

		632

Telecommunication Services — 0.4%
Straight Path Communications, Cl B*#	3,920	89

Utilities — 6.0%
Cleco	3,949	212
El Paso Electric	4,641	164
Empresa Distribuidora Y Comercializadora Norte SA, ADR (Argentina)*	11,389	149
NorthWestern	9,670	500
Otter Tail	7,972	206
Piedmont Natural Gas	10,293	397

		1,628

Total Common Stocks
(Cost $24,899)		24,937

MASTER LIMITED PARTNERSHIPS — 2.8%
Energy — 0.6%
NGL Energy Partners LP	6,255	151

Financials — 1.8%
Carlyle Group LP	23,443	496

Materials — 0.4%
Westlake Chemical Partners LP	5,583	109

Total Master Limited Partnerships
(Cost $1,049)		756

	Number of Shares	Value (000)
EXCHANGE-TRADED FUND — 1.6%
iShares Russell 2000 Index Fund†#	3,768	$ 434
Total Exchange-Traded Fund
(Cost $466)		434

MONEY MARKET FUND — 1.8%
PNC Advantage Institutional Money Market Fund, Institutional Shares
0.050%† (A)	498,495	498

Total Money Market Fund
(Cost $498)		498

Total Investments Before Short-Term Investment Purchased with Collateral from Securities Loaned – 98.1%
(Cost $26,912)		26,625

SHORT-TERM INVESTMENT PURCHASED WITH COLLATERAL FROM SECURITIES LOANED — 10.5%
Money Market Fund — 10.5%
PNC Advantage Institutional Money Market Fund, Institutional Shares
0.050%† (A)	2,854,948	2,855

Total Short-Term Investment Purchased with Collateral From Securities Loaned
(Cost $2,855)		2,855

TOTAL INVESTMENTS — 108.6%
(Cost $29,767)**		29,480
Other Assets & Liabilities – (8.6)%		(2,330)
TOTAL NET ASSETS — 100.0%		$27,150

*	Non-income producing security.
**	Aggregate cost for Federal income tax purposes is (000) $29,732.

Gross unrealized appreciation (000)	$2,258
Gross unrealized depreciation (000)	(2,510)

Net unrealized depreciation (000)	$(252)

†	Affiliated Holding. See Note 3 in Notes to Schedules of Investments.
#	Security fully or partially on loan. Total Value of Securities on Loan is $2,784 (000).
(A)	The rate quoted is the annualized seven-day effective yield of the fund at period end.

See Notes to Schedules of Investments.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of August 31, 2015 is as follows (See Note 2 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)

Assets:

Common Stocks	$24,937	$–	$–	$24,937

Master Limited Partnerships	756	–	–	756

Money Market Fund	498	–	–	498

Exchange-Traded Fund	434	–	–	434

Short-Term Investment Purchased with Collateral From Securities Loaned	2,855	–	–	2,855

Total Assets - Investments in Securities	$29,480	$–	$–	$29,480

There were no transfers between Levels during the three-month period ended August 31, 2015.

See Notes to Schedules of Investments.

P N C  S & P  5 0 0  I n d e x  F u n d

S C H E D U L E    O F    I N V E S T M E N T S

A u g u s t  3 1 ,  2 0 1 5    ( U n a u d i t e d )

	Number of Shares	Value (000)
COMMON STOCKS — 96.1%
Consumer Discretionary — 12.4%
Advance Auto Parts	800	$ 140
Amazon.com*	3,524	1,807
AutoNation*	737	44
AutoZone*	319	228
Bed Bath & Beyond*	1,673	104
Best Buy	2,535	93
BorgWarner	2,194	96
Cablevision Systems, Cl A	1,933	49
CarMax*	2,116	129
Carnival (Panama)	4,288	211
CBS, Cl B	4,191	190
Chipotle Mexican Grill*	281	200
Coach	2,594	78
Comcast, Cl A	22,687	1,278
Darden Restaurants	1,158	79
Delphi Automotive PLC (Jersey)	2,699	204
Discovery Communications, Cl A*	1,367	36
Discovery Communications, Cl C*	2,502	63
Dollar General	2,935	219
Dollar Tree*	2,127	162
DR Horton	3,113	95
Expedia	860	99
Ford Motor	37,470	520
Fossil Group*	464	29
GameStop, Cl A#	1,239	53
Gannett	1,026	13
Gap	2,561	84
Garmin (Switzerland)	993	37
General Motors	12,123	357
Genuine Parts	1,397	117
Goodyear Tire & Rubber	2,183	65
H&R Block	2,513	85
Hanesbrands	3,670	110
Harley-Davidson	2,013	113
Harman International Industries	623	61
Hasbro	1,053	79
Home Depot	12,035	1,402
Interpublic Group	3,813	72
Johnson Controls	5,977	246
Kohl’s	1,956	100
L Brands	2,244	188
Leggett & Platt	1,244	55
Lennar, Cl A	1,434	73
Lowe’s	8,599	595
Macy’s	3,153	185
Marriott International, Cl A	1,942	137
Mattel	3,097	73
McDonald’s	8,945	850
Michael Kors Holdings (Hong Kong)*	1,719	75
Mohawk Industries*	561	110
Netflix*	3,850	443
Newell Rubbermaid	2,530	107
News, Cl A	4,465	61
NIKE, Cl B	6,535	730
Nordstrom	1,411	103
Omnicom Group	2,426	162
O’Reilly Automotive*	929	223
Priceline Group*	473	591
PulteGroup	2,887	60
PVH	723	86
Ralph Lauren	586	65

	Number of Shares	Value (000)

Ross Stores	3,833	$ 186
Royal Caribbean Cruises (Liberia)	1,540	136
Scripps Networks Interactive, Cl A	848	45
Staples	5,942	84
Starbucks	13,448	736
Starwood Hotels & Resorts Worldwide	1,740	124
Target	5,743	446
TEGNA	2,053	49
Tiffany	1,160	95
Time Warner	7,620	542
Time Warner Cable	2,582	480
TJX	6,414	451
TopBuild*	376	12
Tractor Supply	1,312	112
TripAdvisor*	1,021	71
Twenty-First Century Fox, Cl A	16,416	450
Under Armour, Cl A*	1,486	142
Urban Outfitters*	1,065	33
VF	3,178	230
Viacom, Cl B	3,503	143
Walt Disney	14,204	1,447
Whirlpool	734	123
Wyndham Worldwide	1,101	84
Wynn Resorts	757	57
Yum! Brands	4,064	324
		20,721

Consumer Staples — 9.3%
Altria Group	17,898	959
Archer-Daniels-Midland	5,927	267
Brown-Forman, Cl B	1,367	134
Campbell Soup	1,648	79
Clorox	1,170	130
Coca-Cola	36,133	1,421
Coca-Cola Enterprises*	2,254	116
Colgate-Palmolive	7,888	495
ConAgra Foods	3,735	156
Constellation Brands, Cl A	1,554	199
Costco Wholesale	4,059	568
CVS Health	10,420	1,067
Dr Pepper Snapple Group	1,947	149
Estee Lauder, Cl A	2,080	166
General Mills	5,492	312
Hershey	1,397	125
Hormel Foods	1,251	76
J.M. Smucker	987	116
Kellogg	2,242	149
Keurig Green Mountain	1,180	67
Kimberly-Clark	3,389	361
Kraft Heinz	5,585	406
Kroger	9,350	323
McCormick	1,210	96
Mead Johnson Nutrition	1,868	146
Molson Coors Brewing, Cl B	1,437	98
Mondelez International, Cl A	15,189	643
Monster Beverage*	1,380	191
PepsiCo	13,614	1,265
Philip Morris International	14,192	1,133
Procter & Gamble	24,924	1,761
Reynolds American	3,792	318
Sysco	5,411	216
Tyson Foods, Cl A	2,616	111

See Notes to Schedules of Investments.

	Number of Shares	Value (000)
COMMON STOCKS — continued
Consumer Staples — continued
Walgreens Boots Alliance	7,997	$ 692
Wal-Mart Stores	14,868	962
Whole Foods Market	3,391	111
		15,584

Energy — 7.0%
Anadarko Petroleum	4,591	329
Apache	3,635	164
Baker Hughes	3,989	223
Cabot Oil & Gas	3,907	93
Cameron International*	1,790	120
Chesapeake Energy*#	4,889	38
Chevron	17,553	1,422
Cimarex Energy	817	90
Columbia Pipeline Group	3,113	79
ConocoPhillips	11,659	573
CONSOL Energy	2,084	32
Devon Energy	3,421	146
Diamond Offshore Drilling	630	15
Ensco PLC, Cl A (United Kingdom)	2,110	38
EOG Resources	5,026	394
EQT	1,374	107
Exxon Mobil	38,507	2,897
FMC Technologies*	2,161	75
Halliburton	8,133	320
Helmerich & Payne	996	59
Hess	2,415	144
Kinder Morgan	15,868	514
Marathon Oil	6,451	112
Marathon Petroleum	4,955	234
Murphy Oil	1,779	55
National Oilwell Varco	3,576	151
Newfield Exploration*	1,223	41
Noble Energy	3,782	126
Occidental Petroleum	7,221	527
ONEOK	1,913	69
Phillips 66	5,027	398
Pioneer Natural Resources	1,344	165
QEP Resources	1,548	22
Range Resources	1,474	57
Schlumberger (Curacao)	12,101	936
Southwestern Energy*	3,146	51
Spectra Energy	5,929	172
Tesoro	1,236	114
Transocean (Switzerland)#	3,171	45
Valero Energy	4,655	276
Williams	6,274	302
		11,725

Financials — 16.2%
ACE (Switzerland)	3,032	310
Affiliated Managers Group*	518	97
Aflac	4,279	251
Allstate	3,819	223
American Express	8,148	625
American International Group	12,413	749
American Tower REIT	3,905	360
Ameriprise Financial	1,796	202
Aon PLC (United Kingdom)	2,616	244
Apartment Investment & Management, CL A REIT	1,080	39

	Number of Shares	Value (000)

Assurant	812	$ 60
AvalonBay Communities REIT	1,228	203
Bank of America	99,025	1,618
BB&T	6,814	252
Berkshire Hathaway, Cl B*	16,924	2,269
BlackRock†	1,341	406
BNY Mellon	10,439	415
Boston Properties REIT	1,338	152
Capital One Financial	5,202	404
Care Capital Properties REIT*	752	24
CBRE Group, Cl A*	2,789	89
Charles Schwab	11,255	342
Chubb	2,192	265
Cincinnati Financial	1,453	76
Citigroup	28,697	1,535
CME Group	2,855	270
Comerica	1,644	72
Crown Castle International REIT	3,081	257
Discover Financial Services	4,093	220
E*Trade Financial*	2,786	73
Equinix REIT	519	140
Equity Residential REIT	3,436	245
Essex Property Trust REIT	563	121
Fifth Third Bancorp	7,851	156
Franklin Resources	3,718	151
General Growth Properties REIT	5,746	146
Genworth Financial, Cl A*	4,222	22
Goldman Sachs Group	3,718	701
Hartford Financial Services Group	4,163	191
HCP REIT	3,962	147
Health Care REIT	3,033	192
Host Hotels & Resorts REIT	7,181	127
Hudson City Bancorp	5,772	54
Huntington Bancshares	7,536	82
IntercontinentalExchange Group	1,041	238
Invesco (Bermuda)	3,999	136
Iron Mountain REIT	1,709	48
JPMorgan Chase	34,504	2,212
KeyCorp	8,061	111
Kimco Realty REIT	3,513	81
Legg Mason	988	44
Leucadia National	2,966	64
Lincoln National	2,400	122
Loews	2,715	99
M&T Bank	1,237	146
Macerich REIT	1,261	96
Marsh & McLennan	4,771	256
McGraw-Hill Financial	2,524	245
MetLife	10,276	515
Moody’s	1,723	176
Morgan Stanley	14,495	499
Nasdaq	1,058	54
Navient	3,954	51
Northern Trust	2,080	145
People’s United Financial	3,088	48
Plum Creek Timber REIT	1,452	56
PNC Financial Services Group†	5,751	524
Principal Financial Group	2,526	127
Progressive	5,320	159
Prologis REIT	4,548	173
Prudential Financial	4,195	339
Public Storage REIT	1,267	255

See Notes to Schedules of Investments.

P N C  S & P  5 0 0  I n d e x  F u n d

S C H E D U L E    O F    I N V E S T M E N T S

A u g u s t  3 1 ,  2 0 1 5    ( U n a u d i t e d )

	Number of Shares	Value (000)
COMMON STOCKS — continued
Financials — continued
Realty Income REIT	2,118	$ 95
Regions Financial	12,728	122
Simon Property Group REIT	2,841	509
SL Green Realty REIT	904	94
State Street	3,829	275
SunTrust Banks	4,825	195
T. Rowe Price Group	2,443	176
Torchmark	1,325	77
Travelers	3,077	306
U.S. Bancorp	16,586	702
Unum Group	2,405	81
Ventas REIT	3,006	165
Vornado Realty Trust REIT	1,594	139
Wells Fargo	43,603	2,325
Weyerhaeuser REIT	4,755	133
XL Group PLC (Ireland)	2,798	104
Zions Bancorporation	1,415	41
		27,135

Healthcare — 14.5%
Abbott Laboratories	13,629	617
AbbVie	15,661	977
Aetna	3,045	349
Agilent Technologies	3,013	109
Alexion Pharmaceuticals*	1,892	326
Allergan PLC (Ireland)*	3,635	1,104
AmerisourceBergen	2,030	203
Amgen	6,946	1,054
Anthem	2,464	348
Baxalta	5,901	207
Baxter International	5,062	195
Becton Dickinson	1,851	261
Biogen*	2,141	637
Boston Scientific*	12,901	216
Bristol-Myers Squibb	15,100	898
Cardinal Health	3,162	260
Celgene*	7,181	848
Cerner*	2,603	161
Cigna	2,117	298
CR Bard	687	133
DaVita HealthCare Partners*	1,685	128
DENTSPLY International	1,292	68
Edwards Lifesciences*	1,044	147
Eli Lilly	9,280	764
Endo International PLC (Ireland)*	1,636	126
Express Scripts Holding*	6,857	573
Gilead Sciences	13,366	1,404
HCA Holdings*	2,647	229
Henry Schein*	765	105
Hospira*	1,437	129
Humana	1,496	274
Intuitive Surgical*	333	170
Johnson & Johnson	25,370	2,384
Laboratory Corporation of America Holdings*	854	101
Mallinckrodt PLC (Ireland)*	1,037	89
McKesson	2,146	424
Medtronic PLC (Ireland)	13,076	945
Merck	26,147	1,408
Mylan NV (Netherlands)*	3,918	194
Patterson	769	35
PerkinElmer	1,000	49

	Number of Shares	Value (000)

Perrigo PLC (Ireland)	1,324	$ 242
Pfizer	56,961	1,835
Quest Diagnostics	1,393	95
Regeneron Pharmaceuticals*	660	339
St. Jude Medical	2,797	198
Stryker	2,763	273
Tenet Healthcare*	878	43
Thermo Fisher Scientific	3,610	453
UnitedHealth Group	8,627	998
Universal Health Services, Cl B	844	116
Varian Medical Systems*	986	80
Vertex Pharmaceuticals*	2,227	284
Waters*	786	95
Zimmer Holdings	1,561	162
Zoetis	4,565	205
		24,365

Industrials — 9.6%
3M	5,885	837
ADT	1,599	52
Allegion PLC (Ireland)	782	47
American Airlines Group	6,531	255
AMETEK	2,234	120
Boeing	5,919	774
C.H. Robinson Worldwide	1,509	102
Caterpillar	5,566	425
Cintas	988	84
CSX	9,409	258
Cummins	1,621	197
Danaher	5,539	482
Deere	3,249	266
Delta Air Lines	7,558	331
Dover	1,659	103
Dun & Bradstreet	438	46
Eaton PLC (Ireland)	4,390	250
Emerson Electric	6,212	296
Equifax	1,078	106
Expeditors International of Washington	1,920	94
Fastenal	2,447	94
FedEx	2,543	383
Flowserve	1,190	54
Fluor	1,493	68
General Dynamics	2,847	404
General Electric	94,479	2,345
Honeywell International	7,093	704
Illinois Tool Works	3,175	268
Ingersoll-Rand PLC (Ireland)	2,350	130
Jacobs Engineering Group*	1,126	46
Joy Global	967	23
Kansas City Southern	1,004	93
L-3 Communications Holdings	872	92
Lockheed Martin	2,438	490
Masco	2,906	76
Nielsen Holdings PLC (United Kingdom)	3,407	154
Norfolk Southern	2,913	227
Northrop Grumman	1,771	290
PACCAR	3,127	184
Parker Hannifin	1,355	146
Pentair PLC (Ireland)	1,669	92
Pitney Bowes	1,816	36
Precision Castparts	1,298	299
Quanta Services*	1,879	46

See Notes to Schedules of Investments.

	Number of Shares	Value (000)
COMMON STOCKS — continued
Industrials — continued
Raytheon	2,901	$298
Republic Services	2,466	101
Robert Half International	1,253	64
Rockwell Automation	1,280	143
Rockwell Collins	1,364	112
Roper Industries	853	138
Ryder System	451	37
Snap-on	504	81
Southwest Airlines	6,130	225
Stanley Black & Decker	1,477	150
Stericycle*	783	111
Textron	2,500	97
Tyco International PLC (Ireland)	4,134	150
Union Pacific	8,169	700
United Parcel Service, Cl B	6,337	619
United Rentals*	877	61
United Technologies	7,871	721
W.W. Grainger	570	127
Waste Management	3,796	190
Xylem	1,611	52

		16,046

Information Technology — 19.2%
Accenture PLC, Cl A (Ireland)	5,781	545
Adobe Systems*	4,597	361
Akamai Technologies*	1,600	114
Alliance Data Systems*	532	137
Altera	2,869	139
Amphenol, Cl A	2,924	153
Analog Devices	2,632	147
Apple	53,680	6,053
Applied Materials	11,472	184
Autodesk*	1,894	88
Automatic Data Processing	4,432	343
Avago Technologies (Singapore)	2,307	291
Broadcom, Cl A	5,097	263
CA	3,288	90
Cisco Systems	46,938	1,215
Citrix Systems*	1,453	99
Cognizant Technology Solutions, Cl A*	5,737	361
Computer Sciences*	1,425	88
Corning	12,004	207
eBay*	10,230	277
Electronic Arts*	3,062	202
EMC	18,354	456
F5 Networks*	680	83
Facebook, Cl A*	19,408	1,736
Fidelity National Information Services	2,678	185
First Solar*	538	26
Fiserv*	2,201	188
FLIR Systems	1,380	39
Google, Cl A*	2,624	1,700
Google, Cl C*	2,667	1,649
Harris	1,019	78
Hewlett-Packard	17,156	481
Intel	42,995	1,227
International Business Machines	8,517	1,260
Intuit	2,626	225
Juniper Networks	3,798	98
KLA-Tencor	1,550	78
Lam Research	1,494	109

	Number of Shares	Value (000)

Linear Technology	2,053	$83
MasterCard, Cl A	8,887	821
Microchip Technology	1,711	73
Micron Technology*	10,065	165
Microsoft	74,581	3,246
Motorola Solutions	1,744	113
NetApp	3,103	99
NVIDIA	4,712	106
Oracle	30,989	1,149
Paychex	2,978	133
PayPal Holdings*	10,230	358
Qorvo*	1,381	77
QUALCOMM	15,372	870
Red Hat*	1,778	128
salesforce.com*	5,506	382
SanDisk	1,907	104
Seagate Technology PLC (Ireland)	3,026	155
Skyworks Solutions	1,732	151
Symantec	5,931	121
TE Connectivity (Switzerland)	3,790	225
Teradata*	1,497	44
Texas Instruments	9,534	456
Total System Services	1,393	64
VeriSign*	1,173	81
Visa, Cl A	17,834	1,272
Western Digital	2,054	168
Western Union	4,464	82
Xerox	10,493	107
Xilinx	2,356	99
Yahoo!*	8,225	265

		32,172

Materials — 2.8%
Air Products & Chemicals	1,719	240
Airgas	639	62
Alcoa	11,298	107
Allegheny Technologies	918	18
Avery Dennison	926	54
Ball	1,397	92
CF Industries Holdings	2,222	127
Chemours	1,937	19
Dow Chemical	9,823	430
E.I. du Pont de Nemours	8,310	428
Eastman Chemical	1,242	90
Ecolab	2,376	259
FMC	1,254	53
Freeport-McMoRan	9,247	98
International Flavors & Fragrances	701	77
International Paper	3,896	168
LyondellBasell Industries NV, Cl A (Netherlands)	3,723	318
Martin Marietta Materials	576	97
Monsanto	4,444	434
Mosaic	2,876	117
Newmont Mining	4,440	76
Nucor	2,814	122
Owens-Illinois*	1,415	30
PPG Industries	2,563	244
Praxair	2,707	286
Sealed Air	1,673	86
Sherwin-Williams	782	200
Sigma-Aldrich	1,120	156
Vulcan Materials	1,156	108

See Notes to Schedules of Investments.

P N C  S & P  5 0 0  I n d e x  F u n d

S C H E D U L E    O F    I N V E S T M E N T S

A u g u s t  3 1 ,  2 0 1 5    ( U n a u d i t e d )

	Number of Shares	Value (000)
COMMON STOCKS — continued
Materials — continued
WestRock	1,371	$ 81
		4,677

Telecommunication Services — 2.3%
AT&T	56,947	1,891
CenturyLink	5,179	140
Frontier Communications	9,429	48
Level 3 Communications*	2,539	113
Verizon Communications	37,798	1,739
		3,931

Utilities — 2.8%
AES	5,951	71
AGL Resources	1,073	66
Ameren	2,244	90
American Electric Power	4,437	241
CenterPoint Energy	3,935	73
CMS Energy	2,345	77
Consolidated Edison	2,720	171
Dominion Resources	5,288	369
DTE Energy	1,579	123
Duke Energy	6,491	460
Edison International	3,012	176
Entergy	1,630	107
Eversource Energy	2,814	133
Exelon	7,926	244
FirstEnergy	3,872	124
NextEra Energy	4,088	402
NiSource	2,671	45
NRG Energy	2,928	58
Pepco Holdings	2,138	49
PG&E	4,269	212
Pinnacle West Capital	1,039	62
PPL	5,977	185
Public Service Enterprise Group	4,670	188
SCANA	1,069	57
Sempra Energy	2,043	194
Southern	8,407	365
TECO Energy	2,037	43
WEC Energy Group	2,997	143
Xcel Energy	4,547	153
		4,681

Total Common Stocks
(Cost $77,917)		161,037

EXCHANGE-TRADED FUND — 2.3%
SPDR® S&P 500® ETF Trust#	20,017	3,957

Total Exchange-Traded Fund
(Cost $4,229)		3,957

Number of Shares		Value (000)

MONEY MARKET FUND — 1.3%
PNC Advantage Institutional Money Market Fund, Institutional Shares
0.050%† (A) (B)	2,115,953	$2,116

Total Money Market Fund
(Cost $2,116)		2,116
Total Investments Before Short-Term Investment Purchased with Collateral from Securities Loaned – 99.7%
(Cost $84,262)		167,110

SHORT-TERM INVESTMENT PURCHASED WITH COLLATERAL FROM SECURITIES LOANED — 1.6%
PNC Advantage Institutional Money Market Fund, Institutional Shares
0.050%† (A)	2,646,986	2,647

Total Short-Term Investment Purchased with Collateral From Securities Loaned
(Cost $2,647)		2,647

TOTAL INVESTMENTS — 101.3%
(Cost $86,909)**		169,757
Other Assets & Liabilities – (1.3)%		(2,158)
TOTAL NET ASSETS — 100.0%		$167,599

*	Non-income producing security.
**	Aggregate cost for Federal income tax purposes is (000) $92,818.

Gross unrealized appreciation (000)	$78,746
Gross unrealized depreciation (000)	(1,807)
Net unrealized appreciation (000)	$76,939

†	Affiliated Holding. See Note 3 in Notes to Schedules of Investments.
#	Security fully or partially on loan. Total Value of Securities on Loan is $2,576 (000).
(A)	The rate quoted is the annualized seven-day effective yield of the fund at period end.
(B)	All or a portion of the security has been segregated on the Fund’s books and records for open futures contracts.

Futures Contracts:

Description	Number of Contracts	Notional Cost Amount (000)	Expiration Date	Unrealized Depreciation (000)

S&P 500® Mini Composite Index	10	$1,038	09/18/15	$(53)

Cash in the amount of $46,000 is held by the broker as collateral to cover initial margin requirements for the above open futures contracts (Long Positions).

Assets in the amount of $1,141,580 have been segregated on the Fund’s books and records.

See Notes to Schedules of Investments.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of August 31, 2015 is as follows (See Note 2 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)

Assets:

Common Stocks	$161,037	$–	$–	$161,037

Exchange-Traded Fund	3,957	–	–	3,957

Money Market Fund	2,116	–	–	2,116

Short-Term Investment Purchased with Collateral From Securities Loaned	2,647	–	–	2,647

Total Assets - Investments in Securities	$169,757	$–	$–	$169,757

Liabilities:

Other Financial Instruments

Futures Contracts	$(53)	$–	$–	$(53)

Total Liabilities - Other Financial Instruments	$(53)	$–	$–	$(53)

There were no transfers between Levels during the three-month period ended August 31, 2015.

See Notes to Schedules of Investments.

P N C  S m a l l  C a p  F u n d

S C H E D U L E    O F    I N V E S T M E N T S

A u g u s t  3 1 ,  2 0 1 5    ( U n a u d i t e d )

	Number of Shares	Value (000)
COMMON STOCKS — 95.6%
Consumer Discretionary — 17.1%
American Axle & Manufacturing Holdings*	493,463	$9,968
Dorman Products*#	322,463	16,236
Drew Industries*	256,648	14,182
HSN	235,316	14,310
Lithia Motors, Cl A	135,906	14,488
Madison Square Garden, Cl A*	261,659	18,431
Monro Muffler Brake	273,189	17,317
Wolverine World Wide	272,390	7,341

		112,273

Consumer Staples — 2.7%
Boston Beer, Cl A*	44,251	9,074
TreeHouse Foods*	107,658	8,545

		17,619

Energy — 1.9%
Oil States International*	111,685	3,169
World Fuel Services	250,828	9,694

		12,863

Financials — 33.2%
AmTrust Financial Services#	488,792	28,423
Bank of the Ozarks	698,312	29,190
Colliers International Group (Canada)	257,852	11,260
Credit Acceptance*	126,639	25,810
Eagle Bancorp*	556,904	23,340
FirstService (Canada)	241,840	7,722
Home BancShares	300,823	11,467
LegacyTexas Financial Group	583,356	16,521
National General Holdings	1,219,737	22,358
PRA Group*#	528,230	28,149
RLI	273,069	14,230

		218,470

Healthcare — 7.1%
CorVel*	246,660	7,407
Neogen*	378,091	19,525
PAREXEL International*	301,545	19,817

		46,749

Industrials — 16.2%
Actuant, Cl A	365,161	7,829
Astronics*	151,877	7,846
B/E Aerospace	147,446	7,188
Colfax*	174,719	6,777
EnerSys	301,962	16,146
Esterline Technologies*	117,560	9,606
Genesee & Wyoming, Cl A*	88,087	6,023
GP Strategies*	329,256	8,070
HEICO	243,586	12,399
KLX*	163,036	6,375
On Assignment*	176,951	6,367
Wesco Aircraft Holdings*	858,286	12,050

		106,676

Information Technology — 13.7%
Manhattan Associates*	512,203	29,954
Open Text (Canada)#	236,563	10,721
OSI Systems*	290,726	21,234
Tyler Technologies*	106,729	14,733

	Number of Shares	Value (000)

WEX*	140,872	$13,317

		89,959

Materials — 3.7%
Balchem	246,036	14,401
Neenah Paper	167,466	9,666

		24,067

Total Common Stocks
(Cost $498,682)		628,676

MONEY MARKET FUND — 4.4%
PNC Advantage Institutional Money Market Fund, Institutional Shares 0.050%† (A)	28,760,109	28,760

Total Money Market Fund
(Cost $28,760)		28,760

Total Investments Before Short-Term Investment Purchased with Collateral from Securities Loaned – 100.0%
(Cost $527,442)		657,436

SHORT-TERM INVESTMENT PURCHASED WITH COLLATERAL FROM SECURITIES LOANED — 8.2%
PNC Advantage Institutional Money Market Fund, Institutional Shares 0.050%† (A)	53,944,800	53,945

Total Short-Term Investment Purchased with Collateral From Securities Loaned
(Cost $53,945)		53,945
TOTAL INVESTMENTS — 108.2%
(Cost $581,387)**		711,381
Other Assets & Liabilities – (8.2)%		(53,927)
TOTAL NET ASSETS — 100.0%		$657,454

*	Non-income producing security.
**	Aggregate cost for Federal income tax purposes is (000) $583,800.

Gross unrealized appreciation (000)	$145,904
Gross unrealized depreciation (000)	(18,323)
Net unrealized appreciation (000)	$127,581

†	Affiliated Holding. See Note 3 in Notes to Schedules of Investments.
#	Security fully or partially on loan. Total Value of Securities on Loan is $52,759 (000).
(A)	The rate quoted is the annualized seven-day effective yield of the fund at period end.

See Notes to Schedules of Investments.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of August 31, 2015 is as follows (See Note 2 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)

Assets:

Common Stocks	$628,676	$–	$–	$628,676

Money Market Fund	28,760	–	–	28,760

Short-Term Investment Purchased with Collateral From Securities Loaned	53,945	–	–	53,945

Total Assets - Investments in Securities	$711,381	$–	$–	$711,381

There were no transfers between Levels during the three-month period ended August 31, 2015.

See Notes to Schedules of Investments.

P N C   S m a l l  C a p  I n d e x  F u n d

S C H E D U L E    O F    I N V E S T M E N T S

A u g u s t  3 1 ,  2 0 1 5    ( U n a u d i t e d )

	Number of Shares	Value (000)
COMMON STOCKS — 100.0%
Consumer Discretionary — 14.4%
1-800-Flowers.com, Cl A*	212	$ 2
A H Belo, Cl A	63	–
Aeropostale*	430	–
AMC Entertainment Holdings, Cl A	145	4
American Axle & Manufacturing Holdings*	402	8
American Eagle Outfitters	1,133	19
American Public Education*	131	3
America’s Car-Mart*	58	2
Arctic Cat	96	3
Asbury Automotive Group*	159	13
Ascena Retail Group*	171	2
Ascent Capital Group, Cl A*	90	3
Barnes & Noble	272	4
Barnes & Noble Education*	172	2
Beazer Homes USA*	172	3
Belmond, Cl A (Bermuda)*	494	6
Big 5 Sporting Goods	133	2
Biglari Holdings*	8	3
BJ’s Restaurants*	142	6
Bloomin’ Brands	822	17
Blue Nile*	84	3
Bob Evans Farms	159	7
Boyd Gaming*	508	8
Bravo Brio Restaurant Group*	143	2
Bright Horizons Family Solutions*	189	12
Brunswick	274	14
Buckle	179	8
Buffalo Wild Wings*	109	21
Build-A-Bear Workshop*	108	2
Burlington Stores*	618	33
Caesars Entertainment*	301	3
Caleres	267	9
Callaway Golf	516	5
Capella Education	74	4
Career Education*	224	1
Carmike Cinemas*	157	4
Carriage Services	122	3
Cato, Cl A	179	6
Cavco Industries*	48	3
Cheesecake Factory	289	16
Children’s Place	125	7
Christopher & Banks*	198	–
Churchill Downs	80	11
Chuy’s Holdings*	64	2
Cinedigm, Cl A*	901	–
ClubCorp Holdings	203	5
Columbia Sportswear	162	10
Conn’s*	166	5
Container Store Group*	96	2
Cooper Tire & Rubber	342	13
Core-Mark Holding	143	9
Cracker Barrel Old Country Store	116	17
Crocs*	505	7
Crown Media Holdings, Cl A*	176	1
CSS Industries	70	2
Culp	79	2
Cumulus Media, Cl A*	1,008	1
Dana Holding	983	17
Dave & Buster’s Entertainment*	144	5
Denny’s*	552	6
Destination Maternity	13	–

	Number of Shares	Value (000)

Dex Media*	181	$ –
Diamond Resorts International*	218	6
DineEquity	99	9
Dorman Products*	150	8
Drew Industries*	142	8
Entercom Communications, Cl A*	212	2
Entravision Communications, Cl A	433	3
Eros International PLC (Isle of Man)*	172	6
Ethan Allen Interiors	172	5
EVINE Live*	332	1
EW Scripps, Cl A*	329	6
Express*	533	11
Federal-Mogul Holdings*	190	2
Fiesta Restaurant Group*	166	9
Finish Line, Cl A	305	8
Five Below*	337	13
Flexsteel Industries	18	1
Fox Factory Holding*	116	2
Francesca’s Holdings*	281	3
Fred’s, Cl A	246	3
FTD*	82	2
Fuel Systems Solutions*	145	1
Genesco*	128	8
Gentherm*	209	10
G-III Apparel Group*	212	15
Global Eagle Entertainment*	184	2
Grand Canyon Education*	267	10
Gray Television*	389	4
Group 1 Automotive	143	12
Guess?	360	8
Haverty Furniture	133	3
Helen of Troy (Bermuda)*	166	14
Hemisphere Media Group*	125	2
Hibbett Sports*	150	6
Horizon Global*	103	1
Houghton Mifflin Harcourt*	707	16
Hovnanian Enterprises, Cl A*	762	1
HSN	203	12
Iconix Brand Group*	249	3
Installed Building Products*	88	2
International Speedway, Cl A	172	6
Interval Leisure Group	246	5
iRobot*	177	5
Isle of Capri Casinos*	174	3
ITT Educational Services*	456	2
Jack in the Box	228	18
Johnson Outdoors, Cl A	57	1
Journal Media Group	109	1
K12*	251	3
KB Home	403	6
Kirkland’s*	114	3
Krispy Kreme Doughnuts*	418	7
La Quinta Holdings*	667	13
Lands’ End*	114	3
La-Z-Boy	275	8
LeapFrog Enterprises*	417	–
LGI Homes*	96	2
Libbey	139	5
LifeLock*	494	4
Lithia Motors, Cl A	133	14
Loral Space & Communications*	76	4
Lumber Liquidators Holdings*	167	3

See Notes to Schedules of Investments.

	Number of Shares	Value (000)
COMMON STOCKS — continued
Consumer Discretionary — continued
M/I Homes*	154	$ 4
MarineMax*	172	3
Marriott Vacations Worldwide	156	11
Mattress Firm Holding*	96	6
McClatchy, Cl A*	674	1
MDC Holdings	246	7
MDC Partners, Cl A (Canada)	246	5
Media General*	466	5
Men’s Wearhouse	286	16
Meredith	214	10
Meritage Homes*	218	9
Modine Manufacturing*	214	2
Monarch Casino & Resort*	93	2
Monro Muffler Brake	190	12
Morgans Hotel Group*	76	–
Motorcar Parts of America*	131	4
Movado Group	114	3
Nathan’s Famous*	11	–
National CineMedia	381	5
Nautilus*	209	3
New Media Investment Group	275	4
New York Times, Cl A	780	9
Nexstar Broadcasting Group, Cl A	184	9
Nutrisystem	198	6
Office Depot*	1,814	14
Orbitz Worldwide*	636	7
Outerwall	114	7
Overstock.com*	102	2
Oxford Industries	92	8
Papa John’s International	180	12
Penn National Gaming*	487	9
Pep Boys-Manny Moe & Jack*	224	3
Perry Ellis International*	102	3
PetMed Express	150	2
Pier 1 Imports	521	5
Pinnacle Entertainment*	346	13
Pool	259	18
Popeyes Louisiana Kitchen*	143	8
Quiksilver*	793	–
Radio One, Cl D*	340	1
Reading International, Cl A*	156	2
Red Robin Gourmet Burgers*	88	7
Regis*	288	3
Remy International	142	4
Rent-A-Center	281	8
Rentrak*	68	3
Restoration Hardware Holdings*	183	17
Ruby Tuesday*	376	2
Ruth’s Hospitality Group	246	4
Ryland Group	275	12
Saga Communications, Cl A	38	1
Salem Media Group	163	1
Scholastic	172	7
Scientific Games, Cl A*	331	4
Sears Hometown and Outlet Stores*	187	1
Select Comfort*	325	8
Shake Shack, Cl A*	42	2
Shoe Carnival	114	3
Shutterfly*	228	9
Sinclair Broadcast Group, Cl A	418	11
Smith & Wesson Holding*	363	7
Sonic	323	9

	Number of Shares	Value (000)

Sonic Automotive, Cl A	246	$ 5
Sotheby’s	350	12
Speedway Motorsports	106	2
Stage Stores	206	2
Standard Motor Products	133	5
Standard Pacific*	933	8
Stein Mart	111	1
Steiner Leisure (Bahamas)*	96	6
Steven Madden*	342	14
Stoneridge*	87	1
Strattec Security	6	–
Strayer Education*	42	2
Sturm Ruger	114	7
Superior Industries International	96	2
Tenneco*	362	17
Texas Roadhouse	384	14
Tile Shop Holdings*	230	3
Tilly’s, Cl A*	121	1
Time	647	13
Tower International*	96	2
Townsquare Media, Cl A*	111	1
Travelport Worldwide (Bermuda)	904	12
TRI Pointe Group*	805	11
Tuesday Morning*	286	2
Tumi Holdings*	305	6
Unifi*	108	3
Universal Electronics*	101	5
Vail Resorts	203	22
Vera Bradley*	150	2
Vince Holding*	88	1
Vitamin Shoppe*	190	7
VOXX International*	153	1
Weight Watchers International*	124	1
Winmark	21	2
Winnebago Industries	190	4
Wolverine World Wide	581	16
World Wrestling Entertainment, Cl A	231	5
Zumiez*	138	3
		1,336

Consumer Staples — 3.3%
Alico	2	–
Alliance One International*	54	1
Andersons	145	5
B&G Foods	325	10
Boston Beer, Cl A*	44	9
Boulder Brands*	381	3
Calavo Growers	96	6
Cal-Maine Foods	172	9
Casey’s General Stores	228	24
Central Garden and Pet, Cl A*	325	4
Chefs’ Warehouse*	114	2
Coca-Cola Bottling	34	5
Darling Ingredients*	902	12
Dean Foods	547	9
Diamond Foods*	150	4
Elizabeth Arden*	96	1
Fresh Del Monte Produce (Cayman Islands)	206	8
Fresh Market*	223	5
HRG Group*	542	7
Ingles Markets, Cl A	85	4
Inter Parfums	114	3

See Notes to Schedules of Investments.

P N C  S m a l l  C a p  I n d e x  F u n d

S C H E D U L E    O F    I N V E S T M E N T S

A u g u s t  3 1 ,  2 0 1 5    ( U n a u d i t e d )

	Number of Shares	Value (000)
COMMON STOCKS — continued
Consumer Staples — continued
J&J Snack Foods	90	$ 10
John B Sanfilippo & Son*	62	3
Lancaster Colony	114	11
Landec*	210	3
Medifast*	92	3
Natural Grocers by Vitamin Cottage*	76	2
Nutraceutical International*	74	2
Omega Protein*	177	3
Post Holdings*	291	19
PriceSmart	109	9
Sanderson Farms	117	8
Seaboard*	2	7
Snyder’s-Lance	289	10
SpartanNash	235	7
SUPERVALU*	1,323	11
Tootsie Roll Industries	136	4
TreeHouse Foods*	244	19
United Natural Foods*	291	14
Universal	117	6
USANA Health Sciences*	37	5
Vector Group	407	10
Village Super Market, Cl A	67	2
WD-40	96	8
Weis Markets	76	3
		310

Energy — 2.9%
Alon USA Energy	187	3
Alpha Natural Resources*	1,832	–
Approach Resources*	217	1
Arch Coal*	167	2
Basic Energy Services*	201	1
Bonanza Creek Energy*	187	1
BPZ Resources*	3,242	–
Bristow Group	209	8
C&J Energy Services (Bermuda)*	286	2
Callon Petroleum*	283	3
CARBO Ceramics	116	3
Carrizo Oil & Gas*	283	10
Clayton Williams Energy*	37	2
Clean Energy Fuels*	438	2
Cloud Peak Energy*	472	2
Comstock Resources	278	1
Contango Oil & Gas*	61	1
Delek US Holdings	350	11
Diamondback Energy*	214	15
Emerald Oil*	178	1
Energy XXI (Bermuda)	552	1
Era Group*	133	2
EXCO Resources	1,105	1
Exterran Holdings	342	8
Forum Energy Technologies*	347	5
Frontline (Bermuda)*	692	2
GasLog (Bermuda)	280	4
Gastar Exploration*	131	–
Geospace Technologies*	114	2
Green Plains	239	5
Gulf Island Fabrication	48	1
Gulfmark Offshore, Cl A	161	1
Halcon Resources*	1,383	2
Harvest Natural Resources*	679	1

	Number of Shares	Value (000)

Helix Energy Solutions Group*	652	$ 5
Hercules Offshore*	2,063	–
Hornbeck Offshore Services*	217	4
ION Geophysical*	881	–
Key Energy Services*	800	1
Magnum Hunter Resources*	1,078	1
Matador Resources*	424	10
Matrix Service*	172	3
Miller Energy Resources*	1,478	–
Natural Gas Services Group*	96	2
Newpark Resources*	550	4
Noble Energy	213	7
Nordic American Tankers (Bermuda)	472	6
Northern Oil and Gas*	264	2
Nuverra Environmental Solutions*	117	–
Oasis Petroleum*	747	8
Pacific Ethanol*	203	1
Panhandle Oil and Gas, Cl A	37	1
Parker Drilling*	762	3
PDC Energy*	217	12
Penn Virginia*	506	1
PHI*	48	1
Pioneer Energy Services*	403	1
Renewable Energy Group*	160	1
Resolute Energy*	436	–
REX American Resources*	47	3
Rex Energy*	280	1
RigNet*	76	2
Sanchez Energy*	362	2
Scorpio Tankers (Marshall Islands)	862	8
SEACOR Holdings*	98	6
SemGroup, Cl A	247	14
Ship Finance International (Bermuda)	278	5
Solazyme*	331	1
Stone Energy*	305	2
Swift Energy*	279	–
Synergy Resources*	482	5
Teekay Tankers, Cl A (Marshall Islands)	532	3
Tesco (Canada)	209	2
TETRA Technologies*	513	4
Triangle Petroleum*	458	2
US Silica Holdings	292	6
VAALCO Energy*	377	1
Vantage Drilling (Cayman Islands)*	3,169	–
W&T Offshore	235	1
Western Refining	445	19
Willbros Group*	279	–
		265

Financials — 24.5%
1st Source	109	3
Acadia Realty Trust REIT	376	11
AG Mortgage Investment Trust REIT	207	3
Agree Realty REIT	99	3
Alexander & Baldwin	286	10
Alexander’s REIT	13	5
Altisource Portfolio Solutions SA (Luxembourg)*	99	3
Altisource Residential REIT	292	4
Ambac Financial Group*	276	4
American Assets Trust REIT	209	8
American Capital Mortgage Investment REIT	342	5
American Equity Investment Life Holding	441	11

See Notes to Schedules of Investments.

	Number of Shares	Value (000)
COMMON STOCKS — continued
Financials — continued
American Residential Properties REIT	206	$3
Ameris Bancorp	172	5
AMERISAFE	127	6
Ames National	85	2
AmTrust Financial Services	171	10
Anchor BanCorp Wisconsin*	26	1
Anworth Mortgage Asset REIT	747	4
Apollo Commercial Real Estate Finance REIT	294	5
Argo Group International Holdings (Bermuda)	172	10
Arlington Asset Investment, Cl A	114	2
ARMOUR Residential REIT	228	5
Arrow Financial	94	3
Astoria Financial	550	9
BancFirst	48	3
Banco Latinoamericano de Comercio Exterior SA, Cl E (Panama)	190	5
Bancorp*	228	2
BancorpSouth	570	14
Bank Mutual	362	3
Bank of Marin Bancorp	47	2
Bank of the Ozarks	490	20
BankFinancial	169	2
Banner	122	5
BB&T	327	12
BBCN Bancorp	496	7
Beneficial Bancorp*	503	6
Berkshire Hills Bancorp	172	5
BGC Partners, Cl A	916	8
Blue Hills Bancorp	99	1
BNC Bancorp	146	3
BofI Holding*	79	9
Boston Private Financial Holdings	513	6
Bridge Bancorp	94	2
Brookline Bancorp	476	5
Bryn Mawr Bank	96	3
C1 Financial*	62	1
Calamos Asset Management, Cl A	161	2
Camden National	58	2
Capital Bank Financial, Cl A*	161	5
Capital City Bank Group	106	2
Capitol Federal Financial	850	10
Capstead Mortgage REIT	573	6
Cardinal Financial	209	5
CareTrust REIT	194	2
Cash America International	133	4
Cathay General Bancorp	476	14
Cedar Realty Trust REIT	533	3
CenterState Banks	246	3
Central Pacific Financial	127	3
Century Bancorp, Cl A	37	2
Chambers Street Properties REIT	1,447	10
Charter Financial	158	2
Chatham Lodging Trust REIT	197	4
Chemical Financial	190	6
Chesapeake Lodging Trust REIT	317	9
Citizens*	342	2
Citizens & Northern	30	1
City Holding	104	5
CNB Financial	127	2
CNO Financial Group	1,166	21
CoBiz Financial	267	3

	Number of Shares	Value (000)

Cohen & Steers	121	$4
Colony Financial, Cl A REIT	624	14
Columbia Banking System	325	10
Community Bank System	246	9
Community Trust Bancorp	104	4
ConnectOne Bancorp	166	3
Consolidated-Tomoka Land	38	2
Consumer Portfolio Services*	220	1
CoreSite Realty REIT	133	6
Cousins Properties REIT	1,206	11
Cowen Group, Cl A*	814	4
Credit Acceptance*	37	8
CU Bancorp*	96	2
CubeSmart REIT	919	23
Customers Bancorp*	172	4
CVB Financial	570	9
CyrusOne REIT	261	8
CYS Investments REIT	1,020	8
DCT Industrial Trust REIT	476	15
Diamond Hill Investment Group*	20	4
DiamondRock Hospitality REIT	1,179	14
Dime Community Bancshares	228	4
DuPont Fabros Technology REIT	393	10
Dynex Capital REIT	400	3
Eagle Bancorp*	159	7
EastGroup Properties REIT	183	10
Education Realty Trust REIT	246	7
eHealth*	108	2
Empire State Realty Trust, Cl A REIT	496	8
Employers Holdings	206	5
Encore Capital Group*	150	6
Endurance Specialty Holdings (Bermuda)	105	7
Enova International*	162	2
Enstar Group (Bermuda)*	52	8
Enterprise Financial Services	150	4
EPR Properties REIT	343	17
Equity One REIT	360	8
Essent Group (Bermuda)*	273	7
EverBank Financial	544	11
Evercore Partners, Cl A	176	9
Ezcorp, Cl A*	391	2
FBL Financial Group, Cl A	67	4
FCB Financial Holdings, Cl A*	257	8
Federal Agricultural Mortgage, Cl C	76	2
Federated National Holding	102	2
FelCor Lodging Trust REIT	800	6
Fidelity & Guaranty Life	99	2
Fidelity Southern	137	3
Financial Engines	301	10
Financial Institutions	114	3
First American Financial	607	24
First Bancorp	150	3
First Bancorp	98	2
First BanCorp (Puerto Rico)*	710	3
First Busey*	533	3
First Cash Financial Services*	172	7
First Commonwealth Financial	613	5
First Community Bancshares	143	2
First Connecticut Bancorp	143	2
First Defiance Financial	80	3
First Financial	90	3
First Financial Bancorp	352	6

See Notes to Schedules of Investments.

P N C  S m a l l  C a p  I n d e x  F u n d

S C H E D U L E    O F    I N V E S T M E N T S

A u g u s t  3 1 ,  2 0 1 5    ( U n a u d i t e d )

	Number of Shares	Value (000)
COMMON STOCKS — continued
Financials — continued
First Financial Bankshares	381	$12
First Financial Northwest	121	1
First Industrial Realty Trust REIT	647	13
First Interstate BancSystem, Cl A	114	3
First Merchants	231	6
First Midwest Bancorp	476	8
First NBC Bank Holding*	74	3
First of Long Island	87	2
First Potomac Realty Trust REIT	363	4
FirstMerit	970	17
Flagstar Bancorp*	150	3
Flushing Financial	206	4
FNB	1,017	13
Forestar Group*	228	3
Franklin Street Properties REIT	570	6
FRP Holdings*	58	2
GAIN Capital Holdings	212	2
GAMCO Investors, Cl A	37	2
Geo Group REIT	425	13
German American Bancorp	96	3
Getty Realty REIT	167	3
Glacier Bancorp	438	11
Government Properties Income Trust REIT	363	6
Gramercy Property Trust REIT	299	7
Great Southern Bancorp	76	3
Great Western Bancorp	316	8
Green Dot, Cl A*	209	4
Greenhill	162	6
Greenlight Capital Re (Cayman Islands)*	176	4
Guaranty Bancorp	133	2
Hallmark Financial Services*	143	2
Hancock Holding	496	14
Hanmi Financial	209	5
HCI Group	67	3
Healthcare Realty Trust REIT	569	13
Heartland Financial USA	114	4
Heritage Commerce	209	2
Heritage Financial	128	2
Heritage Oaks Bancorp	198	2
Hersha Hospitality Trust REIT	306	7
HFF, Cl A*	209	8
Highwoods Properties REIT	533	20
Hilltop Holdings*	445	9
Home BancShares	325	12
Horace Mann Educators	247	8
Hudson Pacific Properties REIT	391	11
IBERIABANK	194	12
Independent Bank	150	7
Independent Bank Group	68	3
Infinity Property & Casualty	76	6
Inland Real Estate REIT	564	5
International Bancshares	329	8
INTL. FCStone*	109	3
Invesco Mortgage Capital REIT	669	9
Investment Technology Group	217	4
Investors Bancorp	2,026	24
Investors Real Estate Trust REIT	666	4
iStar REIT*	533	7
Janus Capital Group	866	13
Kansas City Life Insurance	35	2
KCG Holdings, Cl A*	317	4
Kennedy-Wilson Holdings	468	11

	Number of Shares	Value (000)

Lakeland Bancorp	280	$3
Lakeland Financial	114	5
LaSalle Hotel Properties REIT	634	20
LegacyTexas Financial Group	246	7
LendingTree*	50	5
Lexington Realty Trust REIT	1,134	9
LTC Properties REIT	217	9
Maiden Holdings (Bermuda)	347	5
MainSource Financial Group	150	3
Marcus & Millichap*	58	2
MarketAxess Holdings	217	20
Marlin Business Services	72	1
MB Financial	387	13
Medical Properties Trust REIT	1,162	14
Mercantile Bank	87	2
Meridian Bancorp*	235	3
Metro Bancorp	111	3
MGIC Investment*	1,968	21
MidWestOne Financial Group	65	2
Monmouth Real Estate Investment REIT	342	3
National Bank Holdings, Cl A	231	5
National Bankshares	61	2
National General Holdings	246	4
National Health Investors REIT	209	11
National Penn Bancshares	723	9
National Western Life Insurance, Cl A	17	4
Navigators Group*	68	5
NBT Bancorp	267	7
Nelnet, Cl A	133	5
New Residential Investment REIT	1,100	16
New York Mortgage Trust REIT	502	3
New York REIT	921	9
NewStar Financial*	190	2
Northfield Bancorp	312	5
Northrim BanCorp	16	–
Northwest Bancshares	591	8
Ocwen Financial*	297	2
OFG Bancorp (Puerto Rico)	307	3
Old National Bancorp	628	9
OM Asset Management PLC (United Kingdom)	176	3
One Liberty Properties REIT	102	2
OneBeacon Insurance Group, Cl A (Bermuda)	172	2
Oppenheimer Holdings, Cl A	88	2
Opus Bank	57	2
Oritani Financial	305	5
Park National	76	6
Park Sterling	362	3
Parkway Properties REIT	431	7
Pebblebrook Hotel Trust REIT	410	16
Penns Woods Bancorp	40	2
Pennsylvania Real Estate Investment Trust REIT	354	7
PennyMac Financial Services, Cl A*	121	2
PennyMac Mortgage Investment Trust REIT	438	7
PHH*	278	4
Phoenix*	41	1
PICO Holdings*	150	2
Pinnacle Financial Partners	214	10
Piper Jaffray*	109	5
Potlatch REIT	236	8
PRA Group*	289	15
Preferred Bank	96	3
Primerica	301	13

See Notes to Schedules of Investments.

	Number of Shares	Value (000)
COMMON STOCKS — continued
Financials — continued
PrivateBancorp	413	$16
Prosperity Bancshares	408	21
Provident Financial Services	381	7
PS Business Parks REIT	114	8
QTS Realty Trust, Cl A REIT	111	4
Radian Group	1,146	21
RAIT Financial Trust REIT	357	2
Ramco-Gershenson Properties Trust REIT	418	6
RE/MAX Holdings, Cl A	87	3
Redwood Trust REIT	505	7
Regional Management*	102	2
Renasant	190	6
Resource Capital*	536	2
Retail Opportunity Investments REIT	547	9
RLI	264	14
RLJ Lodging Trust REIT	777	21
Rouse Properties REIT	172	3
Ryman Hospitality Properties REIT	253	13
S&T Bancorp	206	6
Sabra Health Care REIT	319	8
Safeguard Scientifics*	150	3
Safety Insurance Group	88	5
Sandy Spring Bancorp	172	4
Saul Centers REIT	58	3
Seacoast Banking Corp of Florida*	65	1
Select Income REIT	338	6
Selective Insurance Group	357	11
ServisFirst Bancshares	186	7
Sierra Bancorp	116	2
Simmons First National, Cl A	144	6
South State	145	11
Southside Bancshares	176	5
Southwest Bancorp	148	2
Sovran Self Storage REIT	201	18
Springleaf Holdings*	148	7
Square 1 Financial, Cl A*	68	2
St. Joe*	362	6
STAG Industrial REIT	337	6
Starwood Waypoint Residential Trust REIT	197	5
State Bank Financial	228	5
Sterling Bancorp	745	10
Stewart Information Services	139	5
Stifel Financial*	381	18
Stock Yards Bancorp	96	3
STORE Capital REIT	149	3
Strategic Hotels & Resorts REIT*	1,502	20
Summit Hotel Properties REIT	556	7
Sun Communities REIT	276	18
Sunstone Hotel Investors REIT	1,176	16
Symetra Financial	445	14
Talmer Bancorp, Cl A	508	8
Tejon Ranch*	96	2
Territorial Bancorp	88	2
Texas Capital Bancshares*	249	13
Third Point Reinsurance (Bermuda)*	383	5
Tompkins Financial	96	5
Towne Bank	288	5
TriCo Bancshares	114	3
TriState Capital Holdings*	201	2
TrustCo Bank	647	4
Trustmark	400	9
UMB Financial	221	11

	Number of Shares	Value (000)

Umpqua Holdings	1,194	$ 20
Union Bankshares	275	6
United Bankshares	398	15
United Community Banks	286	6
United Community Financial	424	2
United Financial Bancorp	337	4
United Fire Group	136	4
United Insurance Holdings	137	2
Universal Health Realty Income Trust REIT	84	4
Universal Insurance Holdings	203	5
Univest Corp of Pennsylvania	133	3
Urstadt Biddle Properties, Cl A REIT	167	3
Virtus Investment Partners	37	4
Walker & Dunlop*	127	3
Walter Investment Management*	228	4
Washington Real Estate Investment Trust REIT	413	10
Washington Trust Bancorp	96	4
Waterstone Financial	256	3
Webster Financial	533	19
WesBanco	184	6
West Bancorporation	137	2
Westamerica Bancorporation	162	7
Western Alliance Bancorp*	527	16
Western Asset Mortgage Capital REIT	296	4
Westwood Holdings Group	48	3
Wilshire Bancorp	458	5
Wintrust Financial	264	13
WisdomTree Investments	635	12
World Acceptance*	55	2
WSFS Financial	150	4
Yadkin Financial	122	3
		2,269

Healthcare — 16.1%
Abaxis	140	7
ABIOMED*	235	23
Acadia Healthcare*	179	13
ACADIA Pharmaceuticals*	450	16
Acceleron Pharma*	116	3
Accuray*	513	4
Aceto	190	4
Achillion Pharmaceuticals*	639	5
Acorda Therapeutics*	262	8
Adamas Pharmaceuticals*	62	1
Adeptus Health, Cl A*	44	4
Aegerion Pharmaceuticals*	204	4
Affymetrix*	500	5
Agenus*	398	3
Agios Pharmaceuticals*	84	7
Air Methods*	228	9
Akorn*	302	12
Albany Molecular Research*	170	3
Alder Biopharmaceuticals*	94	4
Alexion Pharmaceuticals*	1	–
Almost Family*	67	3
AMAG Pharmaceuticals*	150	9
Amedisys*	177	7
AMN Healthcare Services*	286	10
Amphastar Pharmaceuticals*	104	1
Ampio Pharmaceuticals*	594	2
Amsurg*	250	20
Anacor Pharmaceuticals*	234	30

See Notes to Schedules of Investments.

P N C  S m a l l  C a p  I n d e x  F u n d

S C H E D U L E    O F    I N V E S T M E N T S

A u g u s t  3 1 ,  2 0 1 5    ( U n a u d i t e d )

	Number of Shares	Value (000)
COMMON STOCKS — continued
Healthcare — continued
Analogic	76	$6
AngioDynamics*	190	3
ANI Pharmaceuticals*	44	2
Anika Therapeutics*	106	4
Antares Pharma*	678	1
Ardelyx*	82	2
Arena Pharmaceuticals*	1,303	4
ARIAD Pharmaceuticals*	990	9
Array BioPharma*	783	5
Arrowhead Research*	294	2
Atara Biotherapeutics*	93	4
AtriCure*	150	4
Atrion	11	4
Avalanche Biotechnologies*	50	1
BioDelivery Sciences International*	139	1
BioScrip*	363	1
BioSpecifics Technologies*	38	2
Bluebird Bio*	88	12
Calithera Biosciences*	5	–
Cambrex*	189	9
Cantel Medical	204	10
Cardiovascular Systems*	140	3
Catalent*	560	18
Celldex Therapeutics*	542	8
Cempra*	149	5
Cepheid*	408	20
Cerus*	441	2
Chelsea Therapeutics International* (A) (B)	309	–
Chemed	102	14
ChemoCentryx*	167	1
Chimerix*	208	10
Clovis Oncology*	143	11
Computer Programs & Systems	76	3
CONMED	167	9
Connecture*	72	–
Corcept Therapeutics*	430	2
CorVel*	76	2
Cross Country Healthcare*	228	3
CryoLife	90	1
CTI BioPharma*	963	1
Cyberonics*	159	10
Cynosure, Cl A*	145	5
Cytori Therapeutics*	1,102	–
Depomed*	357	10
Diplomat Pharmacy*	223	9
Dyax*	828	19
Dynavax Technologies*	189	5
Eagle Pharmaceutical*	41	3
Emergent BioSolutions*	187	6
Enanta Pharmaceuticals*	80	3
Endocyte*	189	1
Endologix*	400	5
Ensign Group	127	6
Esperion Therapeutics*	71	3
Exact Sciences*	481	11
Exactech*	76	1
ExamWorks Group*	201	7
Exelixis*	1,390	8
FibroGen*	410	10
Fluidigm*	184	2
Galectin Therapeutics*	317	1
Genesis Healthcare*	67	–

	Number of Shares	Value (000)

GenMark Diagnostics*	230	$2
Genomic Health*	125	3
Geron*	896	3
Globus Medical, Cl A*	391	10
Greatbatch*	153	9
Haemonetics*	305	11
Halozyme Therapeutics*	550	10
Hanger*	209	4
HealthEquity*	275	8
HealthSouth	500	21
HealthStream*	133	3
Healthways*	218	3
HeartWare International*	96	8
HMS Holdings*	542	6
Horizon Pharma PLC (Ireland)*	413	12
ICU Medical*	84	10
Idera Pharmaceuticals*	228	1
IGI Laboratories*	132	1
Immune Design*	76	1
ImmunoGen*	533	7
Impax Laboratories*	418	17
INC Research Holdings, Cl A*	87	4
Infinity Pharmaceuticals*	337	3
Inogen*	67	3
Insmed*	360	9
Insulet*	325	10
Insys Therapeutics*	134	4
Integra LifeSciences Holdings*	149	9
Intersect ENT*	103	3
Intrexon*	219	10
Invacare	224	4
IPC Healthcare*	111	9
Ironwood Pharmaceuticals*	665	7
K2M Group Holdings*	87	2
Keryx Biopharmaceuticals*	503	3
Kindred Healthcare	428	9
Kite Pharma*	219	12
KYTHERA Biopharmaceuticals*	142	11
Landauer	67	3
Lannett*	156	7
Lexicon Pharmaceuticals*	244	3
LHC Group*	90	4
Ligand Pharmaceuticals*	117	11
Luminex*	246	4
MacroGenics*	140	4
Magellan Health*	162	9
MannKind*	1,201	5
Masimo*	267	11
MedAssets*	381	8
Medicines*	381	16
Medidata Solutions*	316	15
Merge Healthcare*	583	4
Meridian Bioscience	246	5
Merit Medical Systems*	286	6
Merrimack Pharmaceuticals*	603	6
MiMedx Group*	609	6
Molina Healthcare*	177	13
Momenta Pharmaceuticals*	337	7
National HealthCare	68	4
National Research, Cl A	116	1
Natus Medical*	198	8
Nektar Therapeutics*	689	8

See Notes to Schedules of Investments.

	Number of Shares	Value (000)
COMMON STOCKS — continued
Healthcare — continued
Neogen*	228	$12
Neurocrine Biosciences*	474	22
Nevro*	67	3
NewLink Genetics*	127	6
Novavax*	1,486	16
NuVasive*	271	14
NxStage Medical*	383	7
Omeros*	224	3
Omnicell*	221	7
Ophthotech*	138	6
OPKO Health*	446	5
OraSure Technologies*	410	2
Orexigen Therapeutics*	862	2
Orthofix International NV (Curacao)*	128	5
Otonomy*	49	1
OvaScience*	117	2
Owens & Minor	381	13
Pacific Biosciences of California*	380	2
Pacira Pharmaceuticals*	201	12
Pain Therapeutics*	568	1
PAREXEL International*	323	21
PDL BioPharma	773	4
Pernix Therapeutics Holdings*	271	1
Pfenex*	126	3
PharMerica*	190	6
Phibro Animal Health, Cl A	102	4
PhotoMedex*	535	–
PRA Health Sciences*	136	5
Prestige Brands Holdings*	316	15
Progenics Pharmaceuticals*	563	4
Prothena PLC (Ireland)*	187	11
Providence Service*	80	4
PTC Therapeutics*	194	7
Puma Biotechnology*	135	12
Quality Systems	241	3
Quidel*	176	4
Radius Health*	228	14
RadNet*	308	2
Raptor Pharmaceutical*	390	5
Relypsa*	200	5
Repligen*	194	7
Retrophin*	164	4
Rigel Pharmaceuticals*	746	2
Rockwell Medical*	286	3
Sage Therapeutics*	75	4
Sagent Pharmaceuticals*	106	2
Sangamo BioSciences*	433	3
Sarepta Therapeutics*	251	9
SciClone Pharmaceuticals*	372	3
SeaSpine Holdings*	48	1
Select Medical Holdings	512	7
Spectranetics*	258	4
STAAR Surgical*	246	2
STERIS	334	21
Sucampo Pharmaceuticals, Cl A*	154	4
Supernus Pharmaceuticals*	225	4
Surgical Care Affiliates*	92	3
SurModics*	106	2
Symmetry Surgical*	66	1
Synergy Pharmaceuticals*	762	5
Team Health Holdings*	410	24
TESARO*	133	7

	Number of Shares	Value (000)

TG Therapeutics*	210	$3
TherapeuticsMD*	552	3
Theravance	481	7
Thoratec*	311	20
Tobira Therapeutics*	68	1
Tornier NV (Netherlands)*	190	4
Triple-S Management, Cl B (Puerto Rico)*	156	3
U.S. Physical Therapy	84	4
Ultragenyx Pharmaceutical*	17	2
Unilife*	609	1
Universal American*	316	2
Utah Medical Products	35	2
Vascular Solutions*	121	4
VIVUS*	204	–
Vocera Communications*	207	2
WellCare Health Plans*	249	23
West Pharmaceutical Services	424	24
Wright Medical Group*	259	6
XOMA*	468	–
Zeltiq Aesthetics*	193	6
ZIOPHARM Oncology*	582	5
Zogenix*	80	2

		1,488

Industrials — 13.1%
AAON	264	5
AAR	244	6
ABM Industries	342	11
Acacia Research	218	2
ACCO Brands*	731	6
Actuant, Cl A	373	8
Advanced Drainage Systems	153	4
Advisory Board*	230	11
Aegion*	243	4
Aerojet Rocketdyne Holdings*	381	8
Aerovironment*	117	3
Aircastle (Bermuda)	391	8
Alamo Group	47	2
Albany International, Cl A	142	5
Allegiant Travel	82	17
Altra Industrial Motion	172	4
American Railcar Industries	38	2
American Science & Engineering	28	1
American Woodmark*	87	6
Apogee Enterprises	177	9
Applied Industrial Technologies	224	9
ARC Document Solutions*	319	2
ARC Group Worldwide*	138	–
ArcBest	167	5
Argan*	94	4
Astec Industries	125	5
Astronics*	116	6
Astronics, Cl B*	16	1
Atlas Air Worldwide Holdings*	159	7
AZZ	150	8
Barnes Group	322	12
Barrett Business Services	65	2
Beacon Roofing Supply*	294	11
Blount International*	325	2
Brady, Cl A	286	6
Briggs & Stratton	305	6
Brink’s	286	8

See Notes to Schedules of Investments.

P N C  S m a l l  C a p  I n d e x  F u n d

S C H E D U L E    O F    I N V E S T M E N T S

A u g u s t  3 1 ,  2 0 1 5    ( U n a u d i t e d )

	Number of Shares	Value (000)
COMMON STOCKS — continued
Industrials — continued
Builders FirstSource*	305	$ 4
CAI International*	117	2
Capstone Turbine*	1,882	1
CEB	203	15
Cenveo*	433	1
Chart Industries*	201	5
CIRCOR International	108	5
Civeo (Canada)	496	1
CLARCOR	296	17
Columbus McKinnon	133	3
Comfort Systems USA	246	7
Continental Building Products*	132	3
CRA International*	84	2
Cubic	124	5
Curtiss-Wright	281	18
Deluxe	289	17
DigitalGlobe*	441	10
Douglas Dynamics	162	4
DXP Enterprises*	88	3
Dycom Industries*	209	15
Dynamic Materials	19	–
Echo Global Logistics*	133	3
EMCOR Group	362	17
Encore Wire	124	4
EnerSys	253	14
Engility Holdings*	114	3
Ennis	190	3
EnPro Industries	127	6
ESCO Technologies	172	6
Essendant	246	8
Esterline Technologies*	187	15
ExOne*	44	–
Exponent	158	7
Federal Signal	400	6
Forward Air	190	9
Franklin Electric	286	8
FTI Consulting*	244	10
Furmanite*	243	2
G&K Services, Cl A	127	9
Generac Holdings*	411	13
General Cable	236	3
Gibraltar Industries*	209	3
Gorman-Rupp	80	2
GP Strategies*	98	2
Graham	23	–
Granite Construction	235	8
Great Lakes Dredge & Dock*	418	2
Greenbrier	166	7
Griffon	267	4
H&E Equipment Services	190	4
Hawaiian Holdings*	281	6
Healthcare Services Group	418	14
Heartland Express	347	7
HEICO	393	20
Heidrick & Struggles International	133	3
Herman Miller	343	9
Hillenbrand	369	10
HNI	272	13
HUB Group, Cl A*	228	9
Hurco	62	2
Huron Consulting Group*	146	11
Hyster-Yale Materials Handling	68	4

	Number of Shares	Value (000)

ICF International*	133	$ 5
InnerWorkings*	65	–
Insperity	140	6
Insteel Industries	133	2
Interface	408	10
John Bean Technologies	190	6
Kadant	82	4
Kaman	172	7
Kelly Services, Cl A	172	2
KEYW Holding*	207	2
Kforce	172	5
Kimball International, Cl B	127	1
Knight Transportation	358	10
Knoll	296	7
Korn/Ferry International	305	10
Layne Christensen*	138	1
LB Foster, Cl A	38	1
Lindsay	79	6
LSI Industries	210	2
Lydall*	124	3
Marten Transport	172	3
Masonite International (Canada)*	183	12
MasTec*	383	6
Matson	267	10
Matthews International, Cl A	179	9
McGrath RentCorp	119	3
Meritor*	594	7
Mistras Group*	114	2
Mobile Mini	280	9
Moog, Cl A*	239	15
MSA Safety	172	8
Mueller Industries	342	11
Mueller Water Products, Cl A	959	9
Multi-Color	80	5
MYR Group*	150	4
National Presto Industries	37	3
Navigant Consulting*	325	5
NCI Building Systems*	106	1
NN	133	3
Nortek*	58	5
Northwest Pipe*	61	1
Omega Flex*	37	1
On Assignment*	306	11
PAM Transportation Services*	31	1
Park-Ohio Holdings	58	2
Patrick Industries*	90	3
Performant Financial*	241	1
PGT*	267	4
Powell Industries	28	1
PowerSecure International*	177	2
Primoris Services	177	3
Proto Labs*	137	10
Quad/Graphics	172	2
Quanex Building Products	177	3
Raven Industries	162	3
RBC Bearings*	133	8
Republic Airways Holdings*	312	1
Resources Connection	271	4
Rexnord*	577	12
Roadrunner Transportation Systems*	133	3
RPX*	343	5
Rush Enterprises, Cl A*	161	4

See Notes to Schedules of Investments.

	Number of Shares	Value (000)
COMMON STOCKS — continued
Industrials — continued
Saia*	150	$6
Simpson Manufacturing	246	9
SkyWest	243	4
SP Plus*	114	3
Standex International	76	6
Steelcase, Cl A	505	9
Sun Hydraulics	133	4
Swift Transportation*	499	10
TAL International Group*	179	3
TASER International*	322	8
Team*	133	6
Teledyne Technologies*	201	20
Tennant	114	7
Tetra Tech	368	10
Textainer Group Holdings (Bermuda)	94	2
Thermon Group Holdings*	221	5
Titan International	325	3
Trex*	203	8
TriMas*	267	5
TrueBlue*	246	6
Tutor Perini*	180	3
UniFirst	92	10
Universal Forest Products	124	7
US Ecology	139	7
UTi Worldwide (British Virgin Islands)*	550	4
Viad	146	4
Vicor*	87	1
Virgin America*	112	4
Wabash National*	424	5
WageWorks*	221	10
Watsco	110	13
Watts Water Technologies, Cl A	172	9
Werner Enterprises	286	8
Wesco Aircraft Holdings*	343	5
West	254	6
Woodward	380	17
Xerium Technologies*	108	1
XPO Logistics*	436	15
YRC Worldwide*	198	3

		1,211

Information Technology — 17.6%
ACI Worldwide*	655	14
Actua*	183	3
Acxiom*	448	9
ADTRAN	342	5
Advanced Energy Industries*	259	6
Alliance Fiber Optic Products	111	2
Alpha & Omega Semiconductor (Bermuda)*	205	2
Ambarella (Cayman Islands)*	167	16
Amkor Technology*	474	3
Angie’s List*	111	1
Anixter International*	150	10
Applied Micro Circuits*	476	3
Applied Optoelectronics*	123	3
Aspen Technology*	522	20
AVG Technologies NV (Netherlands)*	249	6
Axcelis Technologies*	376	1
Badger Meter	92	5
Bankrate*	328	3
Barracuda Networks*	67	2

	Number of Shares	Value (000)

Bazaarvoice*	362	$2
Bel Fuse, Cl B	21	–
Belden	249	13
Benchmark Electronics*	329	7
Black Box	114	2
Blackbaud	271	15
Blackhawk Network Holdings*	286	11
Blucora*	281	4
Bottomline Technologies*	228	6
Brightcove*	198	1
BroadSoft*	176	6
Brooks Automation	458	5
Cabot Microelectronics*	150	7
CACI International, Cl A*	139	11
CalAmp*	228	4
Calix*	305	2
Callidus Software*	286	5
Cardtronics*	278	10
Cascade Microtech*	124	2
Cass Information Systems	80	4
Cavium*	309	21
CEVA*	157	3
Checkpoint Systems*	286	2
CIBER*	609	2
Ciena*	731	16
Cimpress NV (Netherlands)*	190	13
Cirrus Logic*	362	11
Cognex	311	11
Coherent*	145	8
CommVault Systems*	276	10
comScore*	204	11
Comtech Telecommunications	62	2
Comverse*	94	2
Constant Contact*	194	5
Convergys	588	13
Cornerstone OnDemand*	309	11
Cray*	246	5
CSG Systems International	223	7
CTS	228	4
Cypress Semiconductor*	1,285	13
Daktronics	246	2
Datalink*	23	–
Dealertrack Technologies*	292	18
Demandware*	170	9
DHI Group*	312	2
Digi International*	209	2
Diodes*	228	4
Dot Hill Systems*	325	3
DSP Group*	203	2
DTS*	90	2
EarthLink Holdings	675	6
Ebix	176	5
Electro Rent	18	–
Electronics For Imaging*	275	12
Ellie Mae*	167	12
Endurance International Group Holdings*	277	4
EnerNOC*	161	2
Entegris*	856	12
Envestnet*	206	6
EPAM System*	302	21
Epiq Systems	228	3
ePlus*	37	3

See Notes to Schedules of Investments.

P N C  S m a l l  C a p  I n d e x  F u n d

S C H E D U L E    O F    I N V E S T M E N T S

A u g u s t  3 1 ,  2 0 1 5    ( U n a u d i t e d )

	Number of Shares	Value (000)
COMMON STOCKS — continued
Information Technology — continued
Euronet Worldwide*	292	$19
Everi Holdings*	272	1
EVERTEC (Puerto Rico)	394	7
Exar*	246	1
ExlService Holdings*	209	8
Extreme Networks*	628	2
Fabrinet (Cayman Islands)*	239	5
Fair Isaac	184	16
Fairchild Semiconductor International*	680	9
FARO Technologies*	104	4
FEI	246	19
Finisar*	563	9
Fleetmatics Group PLC (Ireland)*	223	10
FormFactor*	368	2
Forrester Research	84	3
Gigamon*	157	4
Globant SA (Luxembourg)*	108	3
Glu Mobile*	615	3
GSI Group (Canada)*	220	3
Guidewire Software*	387	22
Hackett Group	206	3
Harmonic*	618	4
Heartland Payment Systems	212	13
Higher One Holdings*	394	1
HubSpot*	117	6
II-VI*	332	6
Immersion*	221	3
Imperva*	136	8
Infinera*	763	17
Infoblox*	347	7
Inphi*	209	5
Insight Enterprises*	251	6
Integrated Device Technology*	767	15
Integrated Silicon Solution	217	5
Interactive Intelligence Group*	96	3
InterDigital	218	11
Internap*	400	3
Intersil, Cl A	784	8
Intralinks Holdings*	286	3
InvenSense*	451	5
Itron*	244	7
Ixia*	400	6
IXYS	207	2
j2 Global	272	19
Jive Software*	87	–
Kimball Electronics*	193	2
Lattice Semiconductor*	784	3
Limelight Networks*	549	1
Lionbridge Technologies*	458	2
Liquidity Services*	212	2
Littelfuse	131	12
LivePerson*	218	2
LogMeIn*	150	9
Luxoft Holding (British Virgin Islands)*	87	5
M/A-COM Technology Solutions Holdings*	103	3
Manhattan Associates*	428	25
ManTech International, Cl A	136	4
Marchex, Cl B	366	1
MAXIMUS	383	23
Maxwell Technologies*	190	1
Mentor Graphics	560	14
Mercury Systems*	246	4

	Number of Shares	Value (000)

Mesa Laboratories	24	$3
Methode Electronics	227	6
Microsemi*	542	17
MicroStrategy, Cl A*	55	11
MKS Instruments	331	11
ModusLink Global Solutions*	328	1
MoneyGram International*	256	2
Monolithic Power Systems	227	11
Monotype Imaging Holdings	231	5
Monster Worldwide*	662	5
MTS Systems	99	6
Multi-Fineline Electronix*	85	1
Nanometrics*	184	3
NETGEAR*	214	6
NetScout Systems*	476	17
NeuStar, Cl A*	342	10
Newport*	267	4
NIC*	400	8
Nimble Storage*	437	12
NVE	37	2
Oclaro*	926	3
OmniVision Technologies*	337	8
OSI Systems*	122	9
Park Electrochemical	137	2
Paycom Software*	238	9
PC Connection*	88	2
PDF Solutions*	172	2
Pegasystems	228	6
Perficient*	228	4
Pericom Semiconductor	189	2
Photronics*	459	4
Plantronics	247	13
Plexus*	209	8
PMC-Sierra*	1,049	7
Polycom*	858	9
Power Integrations	172	7
Progress Software*	317	9
Proofpoint*	236	13
PROS Holdings*	140	3
Qlik Technologies*	512	19
QLogic*	540	6
Qualys*	114	3
Quantum*	1,696	2
Rambus*	702	9
RealD*	286	3
RealPage*	305	6
Reis	80	2
RetailMeNot*	217	2
Rofin-Sinar Technologies*	190	5
Rogers*	116	6
Ruckus Wireless*	325	4
Sanmina*	513	10
ScanSource*	180	7
Science Applications International	231	11
SciQuest*	150	2
Seachange International*	235	1
Semtech*	418	7
ServiceSource International*	438	2
ShoreTel*	418	3
Shutterstock*	90	3
Silicon Graphics International*	235	1
Silicon Laboratories*	253	11

See Notes to Schedules of Investments.

	Number of Shares	Value (000)
COMMON STOCKS — continued
Information Technology — continued
Sonus Networks*	264	$2
Speed Commerce*	3,787	1
SPS Commerce*	96	7
SS&C Technologies Holdings	204	14
Stamps.com*	88	7
Super Micro Computer*	177	5
Sykes Enterprises*	249	6
Synaptics*	206	14
Synchronoss Technologies*	218	9
SYNNEX	169	13
Syntel*	186	8
Take-Two Interactive Software*	485	14
Tangoe*	209	2
TechTarget*	149	1
Telenav*	247	2
TeleTech Holdings	127	3
TESSCO Technologies	50	1
Tessera Technologies	317	10
TiVo*	604	5
TTM Technologies*	433	3
TubeMogul*	54	1
Tyler Technologies*	187	26
Ubiquiti Networks	154	5
Ultimate Software Group*	78	14
Ultra Clean Holdings*	169	1
Unisys*	325	4
Universal Display*	246	9
Unwired Planet*	1,474	1
VASCO Data Security International*	193	3
Veeco Instruments*	236	5
Verint Systems*	358	19
ViaSat*	241	14
VirnetX Holding*	414	2
Virtusa*	161	9
Vishay Precision Group*	122	1
Web.com Group*	323	7
WebMD Health*	231	9
WEX*	135	13
Xcerra*	362	2
XO Group*	198	3
Xoom*	137	3
Zix*	529	2

		1,626

Materials — 4.1%
A Schulman	180	6
Advanced Emissions Solutions*	129	1
AEP Industries*	17	1
AK Steel Holding*	1,129	3
Alcoa	549	5
American Vanguard	190	3
Axiall	418	11
Balchem	166	10
Berry Plastics Group*	730	22
Boise Cascade*	249	8
Calgon Carbon	342	6
Century Aluminum*	238	1
Chase	58	2
Chemtura*	397	11
Clearwater Paper*	117	7
Coeur Mining*	627	2

	Number of Shares	Value (000)

Commercial Metals	595	$9
Deltic Timber	76	5
Ferro*	451	6
Flotek Industries*	265	5
FutureFuel	162	2
Globe Specialty Metals	400	5
Graphic Packaging Holding	1,041	15
H.B. Fuller	305	11
Handy & Harman*	38	1
Hawkins	80	3
Haynes International	55	2
Headwaters*	444	9
Hecla Mining	2,152	4
Horsehead Holding*	325	3
Innophos Holdings	140	7
Innospec	153	7
Intrepid Potash*	331	3
Kaiser Aluminum	108	9
KapStone Paper and Packaging	515	11
KMG Chemicals	82	2
Koppers Holdings	133	3
Kraton Performance Polymers*	209	4
Louisiana-Pacific*	838	14
LSB Industries*	125	3
Materion	136	4
Minerals Technologies	201	11
Molycorp*	907	–
Myers Industries	190	3
Neenah Paper	104	6
Olin	464	9
OM Group	206	7
OMNOVA Solutions*	342	2
PH Glatfelter	225	4
PolyOne	508	16
Quaker Chemical	87	7
Rentech*	60	–
Resolute Forest Products*	423	4
Schweitzer-Mauduit International	186	7
Sensient Technologies	281	18
Stepan	114	5
Stillwater Mining*	707	7
SunCoke Energy	434	5
Trecora Resources*	176	2
Tredegar	172	2
Tronox, Cl A (Australia)	319	3
United States Lime & Minerals	24	1
US Concrete*	99	5
Walter Energy	2,075	–
Wausau Paper	325	3
Worthington Industries	294	8

		381

Telecommunication Services — 0.7%
8x8*	570	4
Atlantic Tele-Network	58	4
Cincinnati Bell*	1,387	5
Cogent Communications Holdings	286	8
Consolidated Communications Holdings	236	5
FairPoint Communications*	68	1
General Communication, Cl A*	259	4
IDT, Cl B	98	1
inContact*	400	3

See Notes to Schedules of Investments.

P N C  S m a l l  C a p  I n d e x  F u n d

S C H E D U L E    O F    I N V E S T M E N T S

A u g u s t  3 1 ,  2 0 1 5    ( U n a u d i t e d )

Number of Shares		Value (000)
COMMON STOCKS — continued
Telecommunication Services — continued
Inteliquent	221	$4
Leap Wireless International* (A) (B)	180	–
Lumos Networks	55	1
magicJack VocalTec (Israel)*	199	2
NTELOS Holdings*	108	1
Premiere Global Services*	342	4
Shenandoah Telecommunications	150	6
Spok Holdings	172	3
Vonage Holdings*	1,011	6

		62

Utilities — 3.3%
ALLETE	262	13
American States Water	235	9
Atlantic Power (Canada)	896	2
Avista	362	11
Black Hills	244	10
California Water Service Group	305	6
Chesapeake Utilities	67	3
Cleco	362	19
Connecticut Water Service	76	3
Dynegy*	695	18
El Paso Electric	198	7
Empire District Electric	207	5
IDACORP	296	18
Laclede Group	236	13
MGE Energy	218	8
Middlesex Water	109	2
New Jersey Resources	496	14
Northwest Natural Gas	172	8
NorthWestern	262	14
NRG Yield, Cl A	146	2
NRG Yield, Cl C	133	2
Ormat Technologies	181	6
Otter Tail	170	4
Pattern Energy Group	246	6
Piedmont Natural Gas	453	17
PNM Resources	407	10
Portland General Electric	458	16
South Jersey Industries	360	9
Southwest Gas	276	15
UIL Holdings	342	16
Unitil	58	2
WGL Holdings	299	16

		304

Total Common Stocks
(Cost $9,686)		9,252

MONEY MARKET FUND — 0.6%
PNC Advantage Institutional Money Market Fund, Institutional Shares
0.050%† (C)	56,976	57

Total Money Market Fund
(Cost $57)		57

Value (000)

TOTAL INVESTMENTS — 100.6%
(Cost $9,743)**	$9,309
Other Assets & Liabilities – (0.6)%	(52)
TOTAL NET ASSETS — 100.0%	$9,257

*	Non-income producing security.
**	Aggregate cost for Federal income tax purposes is (000) $9,749.

Gross unrealized appreciation (000)	$644
Gross unrealized depreciation (000)	(1,084)

Net unrealized depreciation (000)	$(440)

†	Affiliated Holding. See Note 3 in Notes to Schedules of Investments.
(A)	Security fair valued using methods approved by the Board of Trustees.
(B)	Illiquid Security. Total value of illiquid securities is $0 (000) and represents 0.0% of net assets as of August 31, 2015.
(C)	The rate quoted is the annualized seven-day effective yield of the fund at period end.

See Notes to Schedules of Investments.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of August 31, 2015 is as follows (See Note 2 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)

Assets:

Common Stocks	$9,252	$–	$–	$9,252

Money Market Fund	57	–	–	57

Total Assets - Investments in Securities	$9,309	$–	$–	$9,309

There were no transfers between Levels during the three-month period ended August 31, 2015.

See Notes to Schedules of Investments.

P N C  B o n d  F u n d

S C H E D U L E    O F    I N V E S T M E N T S

A u g u s t  3 1 ,  2 0 1 5    ( U n a u d i t e d )

	Par (000)	Value (000)
ASSET-BACKED SECURITIES — 8.1%
Automotive — 4.7%
Ford Credit Auto Owner Trust,
Series 2014-A, Cl A3
0.790%, 05/15/18	$319	$319
Ford Credit Auto Owner Trust,
Series 2014-C, Cl A3
1.060%, 05/15/19	470	470
Ford Credit Auto Owner Trust,
Series 2015-A, Cl A2A
0.810%, 01/15/18	290	290
Honda Auto Receivables Owner Trust,
Series 2014-3, Cl A3
0.880%, 06/15/18	465	464
Hyundai Auto Receivables Trust,
Series 2015-A, Cl A2
0.680%, 10/16/17	751	751
Hyundai Auto Receivables Trust,
Series 2015-B, Cl A2A
0.690%, 04/16/18	1,265	1,265
Mercedes-Benz Auto Receivables Trust,
Series 2015-1, Cl A2A
0.820%, 06/15/18	1,305	1,302
Nissan Auto Receivables Owner Trust,
Series 2015-B, Cl A3
1.340%, 03/16/20	1,510	1,511
Volkswagen Auto Lease Trust,
Series 2013-A, Cl A3
0.840%, 07/20/16	182	182
Volkswagen Auto Lease Trust,
Series 2015-A, Cl A3
1.250%, 12/20/17	405	405

		6,959

Credit Cards — 2.8%
American Express Credit Account Master Trust,
Series 2014-2, Cl A
1.260%, 01/15/20	850	852
BA Credit Card Trust,
Series 2015-A2, Cl A
1.360%, 09/15/20	1,520	1,517
Capital One Multi-Asset Execution Trust,
Series 2014-A5, Cl A5
1.480%, 07/15/20	715	719
Synchrony Credit Card Master Note Trust,
Series 2012-6, Cl A
1.360%, 08/17/20	1,000	996

		4,084

Equipment — 0.4%
John Deere Owner Trust,
Series 2014-B, Cl A3
1.070%, 11/15/18	575	575

Utilities — 0.2%
CenterPoint Energy Transition Bond LLC,
Series 2012-1, Cl A2
2.161%, 10/15/21	250	254

Total Asset-Backed Securities
(Cost $11,872)		11,872

	Par (000)	Value (000)
COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.1%
Credit Suisse First Boston Mortgage Securities,
Series 2005-C6, Cl A4
5.230%, 12/15/40 (A)	$151	$150
Wachovia Bank Commercial Mortgage Trust,
Series 2007-C31, Cl A2
5.421%, 04/15/47	3	3

Total Commercial Mortgage-Backed Securities
(Cost $152)		153

CORPORATE BONDS — 31.8%
Aerospace — 0.3%
United Technologies
4.500%, 06/01/42	420	424

Automotive — 0.6%
General Motors Financial
3.200%, 07/13/20	475	469
Toyota Motor Credit (MTN)
3.400%, 09/15/21	470	485

		954

Cable — 2.5%
21st Century Fox America
8.450%, 08/01/34	515	679
CBS
4.000%, 01/15/26	445	436
CCO Safari II LLC
6.384%, 10/23/35 144A	325	330
DIRECTV Holdings LLC
4.600%, 02/15/21	350	368
4.450%, 04/01/24	415	419
Discovery Communications LLC
3.250%, 04/01/23	630	587
Scripps Networks Interactive
2.800%, 06/15/20	415	408
Time Warner Cable
4.500%, 09/15/42	610	487

		3,714

Consumer Discretionary — 0.7%
Carnival
3.950%, 10/15/20	430	447
Hasbro
6.300%, 09/15/17	554	603

		1,050

Consumer Staples — 0.3%
Procter & Gamble
5.550%, 03/05/37	325	392

Energy — 4.8%
Boardwalk Pipelines LP
3.375%, 02/01/23	173	150
BP Capital Markets PLC
3.245%, 05/06/22	380	377
CNOOC Nexen Finance 2014 ULC
4.250%, 04/30/24	400	406
ConocoPhillips
4.150%, 11/15/34	70	66
6.500%, 02/01/39	245	295

See Notes to Schedules of Investments.

	Par (000)	Value (000)
CORPORATE BONDS — continued
Energy — continued
Continental Resources
5.000%, 09/15/22	$860	$779
Energy Transfer Partners LP
4.050%, 03/15/25	385	349
6.125%, 12/15/45	375	359
EQT
5.150%, 03/01/18	125	131
4.875%, 11/15/21	645	674
Kinder Morgan Energy Partners LP
6.500%, 04/01/20	236	262
Kinder Morgan Energy Partners LP (MTN)
6.950%, 01/15/38	582	594
Petroleos Mexicanos
6.000%, 03/05/20	390	425
4.250%, 01/15/25 144A	125	118
Phillips 66
4.650%, 11/15/34	400	389
Rowan
4.750%, 01/15/24#	680	576
Shell International Finance BV
4.125%, 05/11/35	265	257
Southwestern Energy
4.100%, 03/15/22	520	472
Williams Partners LP
4.125%, 11/15/20	425	432

		7,111

Financials — 7.7%
American Express Credit (GMTN)
2.250%, 08/15/19	610	608
American Express Credit (MTN)
2.375%, 05/26/20	225	223
Bank of America (MTN)
5.625%, 07/01/20	275	309
4.000%, 04/01/24	275	281
4.200%, 08/26/24	740	733
BBVA Bancomer SA
4.375%, 04/10/24 144A	450	454
Brixmor Operating Partnership LP REIT
3.850%, 02/01/25	410	391
Capital One Financial
2.450%, 04/24/19	850	842
Citigroup
6.125%, 11/21/17	660	719
2.150%, 07/30/18	180	180
Credit Suisse Group Funding Guernsey
3.750%, 03/26/25 144A	300	290
Deutsche Bank AG
1.400%, 02/13/17	390	389
Discover Bank
3.100%, 06/04/20	250	249
Goldman Sachs Group
5.750%, 01/24/22	415	472
JPMorgan Chase
4.625%, 05/10/21	545	590
3.375%, 05/01/23	655	629
Lloyds Bank PLC
1.750%, 05/14/18	525	521
Morgan Stanley
4.750%, 03/22/17	320	336
4.875%, 11/01/22	585	619

	Par (000)	Value (000)

Royal Bank of Canada
1.200%, 09/19/17	$1,180	$1,176
Wells Fargo
5.900%, 12/29/49 (A)	480	481
Wells Fargo (GMTN)
4.300%, 07/22/27	215	218
Wells Fargo (MTN)
3.300%, 09/09/24	620	615

		11,325

Food, Beverage & Tobacco — 1.0%
Anheuser-Busch InBev Finance
3.700%, 02/01/24	380	389
Diageo Capital PLC
2.625%, 04/29/23	405	385
Kraft Foods Group
5.000%, 06/04/42	550	560
Kraft Heinz Foods
5.200%, 07/15/45 144A	200	210

		1,544

Healthcare — 1.9%
Actavis Funding SCS
3.450%, 03/15/22	740	724
Amgen
4.400%, 05/01/45	585	545
Gilead Sciences
3.700%, 04/01/24	700	711
Johnson & Johnson
5.950%, 08/15/37	288	365
Novartis Capital
3.700%, 09/21/42	480	455

		2,800

Industrials — 0.8%
Avnet
5.875%, 06/15/20	350	387
General Electric
4.125%, 10/09/42	795	761

		1,148

Insurance — 1.6%
Assurant
2.500%, 03/15/18	535	540
Berkshire Hathaway Finance
4.250%, 01/15/21	415	451
MetLife
6.400%, 12/15/66	380	418
Teachers Insurance & Annuity Association of America
4.900%, 09/15/44 144A	390	399
XLIT
2.300%, 12/15/18	475	477

		2,285

Materials — 1.4%
Allegheny Technologies
6.625%, 08/15/23	435	384
ArcelorMittal
7.750%, 10/15/39	335	311
Cytec Industries
3.950%, 05/01/25	440	433

See Notes to Schedules of Investments.

P N C    B o n d    F u n d

S C H E D U L E    O F    I N V E S T M E N T S

A u g u s t  3 1 ,  2 0 1 5    ( U n a u d i t e d )

	Par (000)	Value (000)
CORPORATE BONDS — continued
Materials — continued
Freeport-McMoRan
3.550%, 03/01/22	$830	$639
Fresnillo PLC
5.500%, 11/13/23 144A	300	311

		2,078

Real Estate Investment Trusts — 1.4%
American Campus Communities Operating Partnership LP
3.750%, 04/15/23	640	622
4.125%, 07/01/24	105	104
Digital Realty Trust LP
5.250%, 03/15/21	660	719
Realty Income
3.250%, 10/15/22	640	617

		2,062

Retail — 1.9%
Amazon.com
3.300%, 12/05/21	295	301
CVS Health
4.875%, 07/20/35	460	473
eBay
2.600%, 07/15/22	300	271
Priceline Group
3.650%, 03/15/25	370	357
Walgreens Boots Alliance
3.800%, 11/18/24	385	376
Wal-Mart Stores
5.250%, 09/01/35	925	1,056

		2,834

Technology — 2.0%
Apple
3.850%, 05/04/43	755	686
Intel
3.100%, 07/29/22	310	312
KLA-Tencor
4.125%, 11/01/21	725	728
Oracle
4.300%, 07/08/34	435	431
QUALCOMM
3.000%, 05/20/22	745	723

		2,880

Telecommunications — 0.9%
AT&T
4.500%, 05/15/35	105	96
6.300%, 01/15/38	280	306
GTE
6.940%, 04/15/28	830	980

		1,382

Transportation — 0.7%
Burlington Northern Santa Fe LLC
4.550%, 09/01/44	220	212
4.150%, 04/01/45	190	172
ERAC USA Finance LLC
5.625%, 03/15/42 144A	200	213

Par (000)		Value (000)

FedEx
3.900%, 02/01/35	$490	$452

		1,049

Utilities — 1.3%
Berkshire Hathaway Energy
6.125%, 04/01/36	407	480
Duke Energy Progress
4.150%, 12/01/44	225	220
Exelon Generation LLC
4.000%, 10/01/20	527	546
Florida Power & Light
4.050%, 10/01/44	225	220
Puget Sound Energy
5.757%, 10/01/39	372	439

		1,905

Total Corporate Bonds
(Cost $47,329)		46,937

MUNICIPAL BOND — 0.4%
Texas — 0.4%
Texas Transportation Commission (RB) Series B
5.178%, 04/01/30	525	604
Total Municipal Bond
(Cost $564)		604

U.S. GOVERNMENT AGENCY MORTGAGE- BACKED OBLIGATIONS — 26.4%
Federal Home Loan Mortgage Corporation — 2.5%
9.500%, 10/01/20	8	8
8.500%, 09/01/16	–	–
8.000%, 07/01/25	23	26
7.500%, 09/01/30	–	–
6.000%, 09/01/19	7	7
5.500%, 06/01/33	–	–
4.500%, 07/01/40	709	772
4.500%, 06/01/41	1,247	1,359
3.500%, 06/01/42	1,021	1,061
3.000%, 12/01/42	374	376
2.485%, 01/01/36 (A)	6	6
2.303%, 12/01/36 (A)	7	7

		3,622

Federal National Mortgage Association — 21.4%
9.000%, 11/01/24	48	55
8.000%, 03/01/31	1	1
6.000%, 09/01/37	3	3
5.500%, 12/01/33	689	774
5.500%, 05/01/35	241	271
5.500%, 03/01/36	26	29
5.000%, 08/01/37	603	664
5.000%, 03/01/40	589	653
4.500%, 10/01/39	1,746	1,895
4.500%, 03/01/40	325	353
4.500%, 04/01/40	504	555
4.500%, 07/01/40	30	32
4.500%, 04/01/41	679	738
4.500%, 04/01/44	606	657
4.000%, 09/01/39	19	20
4.000%, 11/01/40	1,289	1,377
4.000%, 01/01/41	972	1,044

See Notes to Schedules of Investments.

Par (000)		Value (000)
U.S. GOVERNMENT AGENCY MORTGAGE- BACKED OBLIGATIONS — continued
Federal National Mortgage Association — continued
4.000%, 02/01/41	$985	$1,052
4.000%, 11/01/41	33	35
4.000%, 12/01/41	830	886
4.000%, 02/01/42	1,665	1,777
4.000%, 07/01/42	649	694
3.500%, 09/01/26	800	845
3.500%, 01/01/28	1,181	1,248
3.500%, 09/01/29	445	469
3.500%, 11/01/29	462	488
3.500%, 03/01/41	1,330	1,382
3.500%, 07/01/42	654	682
3.500%, 08/01/42	1,535	1,595
3.500%, 10/01/42	1,545	1,605
3.500%, 11/01/42	59	61
3.500%, 02/01/43	1,616	1,684
3.000%, 06/01/27	522	543
3.000%, 11/01/27	699	727
3.000%, 11/01/42	1,211	1,221
3.000%, 04/01/43	2,201	2,220
3.000%, 06/01/43	1,211	1,221
2.500%, 11/01/27	1,997	2,045
2.146%, 08/01/35 (A)	5	5

		31,606

Government National Mortgage Association — 2.5%
8.500%, 11/15/21	22	22
8.500%, 07/15/22	4	4
8.250%, 04/20/17	1	1
6.000%, 01/15/32	1	1
4.500%, 07/15/39	587	638
4.500%, 10/20/43	539	579
4.000%, 09/15/41	1,030	1,096
3.500%, 12/20/42	1,253	1,310

		3,651

Total U.S. Government Agency Mortgage-Backed Obligations
(Cost $38,059)		38,879

U.S. TREASURY OBLIGATIONS — 31.3%
U.S. Treasury Bonds — 3.4%
4.500%, 02/15/36	556	716
3.750%, 08/15/41	2,330	2,692
3.125%, 08/15/44	1,625	1,673

		5,081

U.S. Treasury Notes — 27.9%
3.000%, 09/30/16	130	134
2.625%, 08/15/20	4,240	4,447
2.375%, 08/15/24	1,160	1,178
2.250%, 11/15/24	845	848
2.125%, 05/15/25	1,070	1,060
1.625%, 07/31/19	445	449
1.625%, 12/31/19	3,250	3,272
1.625%, 08/15/22	290	284
1.250%, 10/31/15	5,105	5,114
1.250%, 01/31/19	1,010	1,011

Par (000)		Value (000)

1.250%, 10/31/19	$ 2,420	$ 2,403
0.375%, 01/15/16	6,310	6,312
0.250%, 09/15/15	11,195	11,194
0.250%, 12/15/15	3,370	3,371
		41,077

Total U.S. Treasury Obligations
(Cost $46,012)		46,158

Number of Shares
MONEY MARKET FUND — 1.4%
PNC Advantage Institutional Money Market Fund, Institutional Shares
0.050%† (B)	2,081,746	2,082

Total Money Market Fund
(Cost $2,082)		2,082

Total Investments Before Short-Term Investment Purchased with Collateral from Securities Loaned – 99.5%
(Cost $146,070)		146,685

SHORT-TERM INVESTMENT PURCHASED WITH COLLATERAL FROM SECURITIES LOANED — 0.4%
Money Market Fund — 0.4%
PNC Advantage Institutional Money Market Fund, Institutional Shares
0.050%† (B)	505,396	505

Total Short-Term Investment Purchased with Collateral From Securities Loaned
(Cost $505)		505

TOTAL INVESTMENTS — 99.9%
(Cost $146,575)*		147,190
Other Assets & Liabilities – 0.1%		201
TOTAL NET ASSETS — 100.0%		$147,391

*	Aggregate cost for Federal income tax purposes is (000) $146,693.

Gross unrealized appreciation (000)	$1,899
Gross unrealized depreciation (000)	(1,402)
Net unrealized appreciation (000)	$497

†	Affiliated Holding. See Note 3 in Notes to Schedules of Investments.
#	Security fully or partially on loan. Total Value of Securities on Loan is $490 (000).
(A)	Variable Rate Security — the rate shown is the rate in effect on August 31, 2015.
(B)	The rate quoted is the annualized seven-day effective yield of the fund at period end.
144A

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total value of Rule 144A securities is $2,325 (000) and represents 1.6% of net assets as of August 31, 2015.

See Notes to Schedules of Investments.

P N C  B o n d  F u n d

S C H E D U L E    O F    I N V E S T M E N T S

A u g u s t  3 1 ,  2 0 1 5    ( U n a u d i t e d )

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of August 31, 2015 is as follows (See Note 2 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)

Assets:

Asset-Backed Securities	$–	$11,872	$–	$11,872

Commercial Mortgage-Backed Securities	–	153	–	153

Corporate Bonds	–	46,937	–	46,937

Money Market Fund	2,082	–	–	2,082

Municipal Bond	–	604	–	604

Short-Term Investment Purchased with Collateral From Securities Loaned	505	–	–	505

U.S. Government Agency Mortgage-Backed Obligations	–	38,879	–	38,879

U.S. Treasury Obligations	–	46,158	–	46,158

Total Assets - Investments in Securities	$2,587	$144,603	$–	$147,190

There were no transfers between Levels during the three-month period ended August 31, 2015.

See Notes to Schedules of Investments.

P N C  G o v e r n m e n t  M o r t g a g e  F u n d

S C H E D U L E    O F    I N V E S T M E N T S

A u g u s t  3 1 ,  2 0 1 5    ( U n a u d i t e d )

Par (000)		Value (000)
U.S. GOVERNMENT AGENCY MORTGAGE- BACKED OBLIGATIONS — 91.4%
Federal Home Loan Mortgage Corporation — 9.9%
9.000%, 04/01/16 to 09/01/20	$7	$8
8.500%, 11/01/18 to 01/01/22	11	12
8.000%, 02/01/17 to 03/01/22	7	7
7.000%, 05/01/31	10	10
6.000%, 10/01/32	127	145
5.500%, 03/01/28	81	92
4.500%, 03/01/40 to 07/01/40	1,367	1,497
4.000%, 09/01/40 to 01/01/41	873	928
3.500%, 06/01/42 to 12/01/42	2,191	2,275
3.000%, 04/01/43	470	471

		5,445

Federal National Mortgage Association — 66.2%
10.000%, 06/01/21	2	3
9.000%, 02/01/17 to 10/01/19	3	3
8.500%, 11/01/21 to 09/01/23	6	6
8.000%, 02/01/23 to 03/01/23	4	4
7.500%, 09/01/22 to 07/01/31	83	101
7.000%, 12/01/15 to 09/01/31	37	39
6.500%, 04/01/16 to 02/01/38	472	541
6.000%, 01/01/37	611	698
5.500%, 12/01/18 to 01/01/35	1,417	1,587
5.000%, 10/01/35 to 10/01/39	1,638	1,813
4.500%, 06/01/20 to 09/01/43	4,196	4,587
4.000%, 07/01/25 to 12/01/42	7,275	7,768
3.500%, 08/01/26 to 01/01/43	9,791	10,189
3.000%, 04/01/27 to 08/01/43	6,585	6,715
2.500%, 09/01/27 to 04/01/28	2,268	2,322

		36,376

Government National Mortgage Association — 15.3%
9.250%, 12/20/16 to 05/15/21	18	19
9.000%, 06/15/16 to 11/15/24	49	54
8.750%, 12/15/16	10	10
8.500%, 02/15/17 to 09/15/24	62	65
8.000%, 04/15/17 to 04/15/30	125	137
7.500%, 05/15/22 to 09/20/30	233	254
7.000%, 09/20/15 to 07/15/31	356	402
5.000%, 10/15/39	1,097	1,220
4.500%, 03/15/39 to 08/15/39	1,784	1,948
4.000%, 09/15/39 to 10/20/44	2,415	2,567
3.500%, 06/20/42 to 01/20/43	1,667	1,738

		8,414

Total U.S. Government Agency Mortgage-Backed Obligations
(Cost $49,062)		50,235

	Par (000)	Value (000)
U.S. TREASURY OBLIGATION — 5.6%
U.S. Treasury Note — 5.6%
0.750%, 02/28/18	$3,110	$3,094

Total U.S. Treasury Obligation
(Cost $3,102)		3,094
COLLATERALIZED MORTGAGE OBLIGATION — 0.1%
Freddie Mac, Series 1273, Cl Z
7.500%, 05/15/22	20	22

Total Collateralized Mortgage Obligation
(Cost $20)		22

	Number of Shares
MONEY MARKET FUND — 2.8%
PNC Advantage Institutional Money Market
Fund, Institutional Shares
0.050%† (A)	1,545,905	1,546

Total Money Market Fund
(Cost $1,546)		1,546

TOTAL INVESTMENTS — 99.9%
(Cost $53,730)*		54,897
Other Assets & Liabilities – 0.1%		47
TOTAL NET ASSETS — 100.0%		$54,944

*	Aggregate cost for Federal income tax purposes is (000) $53,730.

Gross unrealized appreciation (000)	$1,532
Gross unrealized depreciation (000)	(365)
Net unrealized appreciation (000)	$1,167

†	Affiliated Holding. See Note 3 in Notes to Schedules of Investments.
(A)	The rate quoted is the annualized seven-day effective yield of the fund at period end.

See Notes to Schedules of Investments.

P N C  G o v e r n m e n t  M o r t g a g e  F u n d

S C H E D U L E    O F    I N V E S T M E N T S

A u g u s t  3 1 ,  2 0 1 5    ( U n a u d i t e d )

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of August 31, 2015 is as follows (See Note 2 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)

Assets:

Collateralized Mortgage Obligation	$–	$22	$–	$22

Money Market Fund	1,546	–	–	1,546

U.S. Government Agency Mortgage-Backed Obligations	–	50,235	–	50,235

U.S. Treasury Obligation	–	3,094	–	3,094

Total Assets - Investments in Securities	$1,546	$53,351	$–	$54,897

There were no transfers between Levels during the three-month period ended August 31, 2015.

See Notes to Schedules of Investments.

P N C  H i g h  Y i e l d  B o n d  F u n d

S C H E D U L E    O F    I N V E S T M E N T S

A u g u s t  3 1 ,  2 0 1 5    ( U n a u d i t e d )

	Par (000)	Value (000)
CORPORATE BONDS — 88.8%
Aerospace — 2.5%
Spirit AeroSystems
6.750%, 12/15/20	$423	$441

Automotive — 1.3%
General Motors Escrow Bond
8.375%, 07/15/33 (A) (B) (C)	405	–
Titan International
6.875%, 10/01/20#	250	224

		224

Cable — 14.8%
AMC Networks
7.750%, 07/15/21	513	548
Belo
7.750%, 06/01/27	450	490
Cable One
5.750%, 06/15/22 144A	400	404
CSC Holdings LLC
8.625%, 02/15/19	325	365
Sinclair Television Group
6.375%, 11/01/21	400	408
Time
5.750%, 04/15/22 144A	380	365

		2,580

Consumer Services — 17.9%
Avon Products
5.750%, 03/15/23	300	225
Cedar Fair LP
5.250%, 03/15/21	275	280
DreamWorks Animation SKG
6.875%, 08/15/20 144A	350	329
FelCor Lodging LP
5.625%, 03/01/23	225	232
H&E Equipment Services
7.000%, 09/01/22	208	207
Live Nation Entertainment
7.000%, 09/01/20 144A	300	318
Palace Entertainment Holdings LLC
8.875%, 04/15/17 144A	455	450
Royal Caribbean Cruises
7.500%, 10/15/27	557	646
Sotheby’s
5.250%, 10/01/22 144A	450	428

		3,115

Energy — 17.4%
Chesapeake Energy
7.250%, 12/15/18	450	380
Cloud Peak Energy Resources LLC
8.500%, 12/15/19	540	371
Denbury Resources
5.500%, 05/01/22	425	303
Freeport-McMoran Oil & Gas LLC
6.875%, 02/15/23	500	449
Global Marine
7.000%, 06/01/28	500	290
Kinder Morgan (GMTN)
7.750%, 01/15/32	337	362
McDermott International
8.000%, 05/01/21 144A	425	358

	Par (000)	Value (000)

Peabody Energy
6.500%, 09/15/20	$625	$165
PHI
5.250%, 03/15/19	400	343

		3,021

Financials — 2.6%
JPMorgan Chase
7.900%, 04/29/49 (D)	175	184
Wells Fargo
7.980%, 03/29/49 (D)	250	267

		451

Healthcare — 3.5%
DaVita HealthCare Partners
5.750%, 08/15/22	240	256
Select Medical
6.375%, 06/01/21	350	355

		611

Industrials — 19.6%
Bombardier
7.750%, 03/15/20 144A	500	419
Crown Cork & Seal
7.375%, 12/15/26	112	124
Erickson
8.250%, 05/01/20#	566	403
K Hovnanian Enterprises
7.250%, 10/15/20 144A	350	339
KLX
5.875%, 12/01/22 144A	475	469
Masco
7.750%, 08/01/29	362	405
Owens-Brockway Glass Container
6.375%, 08/15/25 144A	75	77
Owens-Illinois
7.800%, 05/15/18	280	309
PulteGroup
7.875%, 06/15/32	398	461
USG
7.875%, 03/30/20 144A	385	409

		3,415

Materials — 4.1%
ArcelorMittal
10.600%, 06/01/19	375	437
Eldorado Gold
6.125%, 12/15/20 144A	310	266

		703

Retail — 3.3%
Hanesbrands
6.375%, 12/15/20	275	286
Sally Holdings LLC
6.875%, 11/15/19	275	287

		573

See Notes to Schedules of Investments.

P N C   H i g h   Y i e l d  B o n d   F u n d

S C H E D U L E    O F    I N V E S T M E N T S

A u g u s t  3 1 ,  2 0 1 5    ( U n a u d i t e d )

	Par (000)	Value (000)
CORPORATE BONDS — continued
Telecommunications — 1.8%
SBA Telecommunications
5.750%, 07/15/20	$300	$313

Total Corporate Bonds
(Cost $17,075)		15,447

	Number of Shares
COMMON STOCKS — 1.2%
Automotive — 0.4%
General Motors	1,780	53
Motors Liquidation GUC Trust	413	6

		59

Consumer Discretionary — 0.8%
Houghton Mifflin Harcourt*	6,325	143

Total Common Stocks
(Cost $172)		202

WARRANTS — 0.0%
Automotive — 0.0%
General Motors, Cl A*	43	1
General Motors, Cl B*	43	–

Total Warrants
(Cost $ – )		1

MONEY MARKET FUND — 4.5%
PNC Advantage Institutional Money Market
Fund, Institutional Shares
0.050%† (E)	790,686	791

Total Money Market Fund
(Cost $791)		791

Total Investments Before Short-Term Investment Purchased with
Collateral from Securities Loaned – 94.5%
(Cost $18,038)		16,441

	Number of Shares	Value (000)
SHORT-TERM INVESTMENT PURCHASED WITH COLLATERAL FROM SECURITIES LOANED — 2.8%
Money Market Fund — 2.8%
PNC Advantage Institutional Money Market
Fund, Institutional Shares
0.050%† (E)	481,520	$482

Total Short-Term Investment Purchased with Collateral From
Securities Loaned
(Cost $482)		482
TOTAL INVESTMENTS — 97.3%
(Cost $18,520)**		16,923
Other Assets & Liabilities – 2.7%		474
TOTAL NET ASSETS — 100.0%		$17,397

*	Non-income producing security.
**	Aggregate cost for Federal income tax purposes is (000) $18,523.

Gross unrealized appreciation (000)	$343
Gross unrealized depreciation (000)	(1,943)
Net unrealized depreciation (000)	$(1,600)

†	Affiliated Holding. See Note 3 in Notes to Schedules of Investments.
#	Security fully or partially on loan. Total Value of Securities on Loan is $460 (000).
(A)	Security fair valued using methods approved by the Board of Trustees.
(B)	Illiquid Security. Total value of illiquid securities is $0 (000) and represents 0.0% of net assets as of August 31, 2015.
(C)	Security in default.
(D)	Variable Rate Security — the rate shown is the rate in effect on August 31, 2015.
(E)	The rate quoted is the annualized seven-day effective yield of the fund at period end.
144A

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total value of  Rule 144A securities is $4,631 (000) and represents 26.6% of net assets as of August 31, 2015.

See Notes to Schedules of Investments.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of August 31, 2015 is as follows (See Note 2 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)

Assets:

Common Stocks	$202	$–	$–	$202

Corporate Bonds	–	15,447	–	15,447

Money Market Fund	791	–	–	791

Warrants	1	–	–	1

Short-Term Investment Purchased with Collateral From Securities Loaned	482	–	–	482

Total Assets - Investments in Securities	$1,476	$15,447	$–	$16,923

There were no transfers between Levels during the three-month period ended August 31, 2015.

See Notes to Schedules of Investments.

P N C  I n t e r m e d i a t e  B o n d  F u n d

S C H E D U L E    O F    I N V E S T M E N T S

A u g u s t  3 1 ,  2 0 1 5    ( U n a u d i t e d )

	Par (000)	Value (000)
ASSET-BACKED SECURITIES — 10.5%
Automotive — 4.4%
Ford Credit Auto Owner Trust,
Series 2014-C, Cl A3
1.060%, 05/15/19	$2,985	$2,985
Ford Credit Auto Owner Trust,
Series 2015-A, Cl A3
1.280%, 09/15/19	1,125	1,127
Honda Auto Receivables Owner Trust,
Series 2013-3, Cl A3
0.770%, 05/15/17	360	360
Honda Auto Receivables Owner Trust,
Series 2015-1, Cl A3
1.050%, 10/15/18	790	790
Hyundai Auto Receivables Trust,
Series 2013-B, Cl A3
0.710%, 09/15/17	721	721
Hyundai Auto Receivables Trust,
Series 2013-B, Cl A4
1.010%, 02/15/19	2,480	2,481
Hyundai Auto Receivables Trust,
Series 2015-A, Cl A3
1.050%, 04/15/19	1,165	1,164
Mercedes-Benz Auto Receivables Trust,
Series 2015-1, Cl A2A
0.820%, 06/15/18	2,475	2,469
Toyota Auto Receivables Owner Trust,
Series 2013-B Cl A3
0.890%, 07/17/17	13	13
Volkswagen Auto Lease Trust,
Series 2015-A, Cl A3
1.250%, 12/20/17	1,654	1,655
Volkswagen Auto Loan Enhanced Trust,
Series 2013-1, Cl A3
0.560%, 08/21/17	803	802

		14,567

Credit Cards — 4.5%
American Express Credit Account Master Trust,
Series 2014-3, Cl A
1.490%, 04/15/20	995	1,002
BA Credit Card Trust,
Series 2015-A2, Cl A
1.360%, 09/15/20	1,655	1,652
Capital One Multi-Asset Execution Trust,
Series 2014-A5, Cl A5
1.480%, 07/15/20	1,825	1,835
Capital One Multi-Asset Execution Trust,
Series 2015-A1, Cl A
1.390%, 01/15/21	2,610	2,612
Citibank Credit Card Issuance Trust,
Series 2013-A3, Cl A3
1.110%, 07/23/18	1,405	1,408
Citibank Credit Card Issuance Trust,
Series 2014-A2, Cl A2
1.020%, 02/22/19	2,000	1,999
Discover Card Execution Note Trust,
Series 2013-A2, Cl A2
0.690%, 08/15/18	1,540	1,540

	Par (000)	Value (000)

Synchrony Credit Card Master Note Trust,
Series 2012-2, Cl A
2.220%, 01/15/22	$850	$857
Synchrony Credit Card Master Note Trust,
Series 2012-6, Cl A
1.360%, 08/17/20	1,825	1,818

		14,723

Equipment — 0.5%
John Deere Owner Trust,
Series 2014-B, Cl A3
1.070%, 11/15/18	1,753	1,754

Financials — 0.9%
GS Mortgage Securities Trust,
Series 2011-GC5, Cl A2
2.999%, 08/20/44	2,795	2,830

Utilities — 0.2%
CenterPoint Energy Transition Bond LLC,
Series 2012-1, Cl A2
2.161%, 10/15/21	640	651

Total Asset-Backed Securities
(Cost $34,513)		34,525

CORPORATE BONDS — 40.6%
Automotive — 1.0%
Ford MotorCreditLLC
3.000%, 06/12/17	1,000	1,017
General Motors Financial
3.200%, 07/13/20	1,500	1,480
PACCAR Financial (MTN)
0.932%, 12/06/18 (A)	800	803

		3,300

Cable — 3.1%
CCO Safari II LLC
4.464%, 07/23/22 144A	1,400	1,393
DIRECTV Holdings LLC
4.600%, 02/15/21	2,460	2,586
Discovery Communications LLC
4.375%, 06/15/21	640	663
3.300%, 05/15/22	740	725
Thomson Reuters
3.850%, 09/29/24	1,300	1,278
Time Warner
3.400%, 06/15/22	1,385	1,367
3.600%, 07/15/25	360	348
Viacom
3.250%, 03/15/23	1,420	1,269
4.250%, 09/01/23	405	385

		10,014

Consumer Discretionary — 0.7%
Carnival
3.950%, 10/15/20	845	880
Hasbro
6.300%, 09/15/17	1,341	1,459

		2,339

See Notes to Schedules of Investments.

	Par (000)	Value (000)
CORPORATE BONDS — continued
Energy — 6.1%
Boardwalk Pipelines LP
3.375%, 02/01/23	$635	$552
Chevron
2.411%, 03/03/22	930	903
CNOOC Nexen Finance 2014 ULC
4.250%, 04/30/24	960	974
ConocoPhillips
2.875%, 11/15/21	2,605	2,580
Continental Resources
5.000%, 09/15/22	1,825	1,654
Devon Energy
0.736%, 12/15/15 (A)	975	974
Energy Transfer Partners LP
4.050%, 03/15/25	1,725	1,565
Enterprise Products Operating LLC
2.550%, 10/15/19	585	582
EQT
5.150%, 03/01/18	495	519
4.875%, 11/15/21	1,145	1,196
Exxon Mobil
0.326%, 03/15/17 (A)	2,150	2,149
Kinder Morgan Energy Partners LP
5.800%, 03/01/21	1,325	1,394
4.150%, 03/01/22	1,176	1,125
Petroleos Mexicanos
6.000%, 03/05/20	805	877
3.500%, 07/23/20 144A	300	297
4.250%, 01/15/25 144A	410	388
Rowan
4.875%, 06/01/22	1,475	1,297
Southwestern Energy
4.100%, 03/15/22	1,090	990

		20,016

Financials — 13.3%
Abbey National Treasury Services PLC
3.050%, 08/23/18	1,365	1,405
American Express
1.550%, 05/22/18	640	635
3.625%, 12/05/24	875	854
American Express Credit
0.804%, 07/29/16 (A)	1,155	1,156
American Honda Finance
0.784%, 10/07/16 (A)	1,250	1,254
American Honda Finance (MTN)
2.250%, 08/15/19	530	531
Bank of America (MTN)
5.625%, 07/01/20	665	747
4.000%, 04/01/24	975	995
4.200%, 08/26/24	1,330	1,318
Bank of Montreal
0.536%, 07/14/17 (A)	1,500	1,496
BB&T (MTN)
2.250%, 02/01/19	1,200	1,206
6.850%, 04/30/19	10	12
BBVA Bancomer SA
4.375%, 04/10/24 144A	1,270	1,283
BNP Paribas SA (MTN)
1.250%, 12/12/16	15	15
2.700%, 08/20/18	710	722

	Par (000)	Value (000)

Brixmor Operating Partnership LP REIT
3.850%, 02/01/25	$960	$915
Capital One Financial
2.450%, 04/24/19	530	525
3.500%, 06/15/23	1,745	1,709
Citigroup
6.125%, 11/21/17	1,688	1,839
2.150%, 07/30/18	365	365
Credit Suisse Group Funding Guernsey
3.750%, 03/26/25 144A	730	706
Deutsche Bank AG
1.400%, 02/13/17	820	817
1.350%, 05/30/17	455	454
2.950%, 08/20/20	375	374
Discover Bank
3.100%, 06/04/20	550	549
General Electric Capital (GMTN)
3.150%, 09/07/22	780	785
Goldman Sachs Group
5.750%, 01/24/22	780	887
HSBC Bank USA NA
4.875%, 08/24/20	1,215	1,331
John Deere Capital (MTN)
0.429%, 02/25/16 (A)	1,540	1,540
JPMorgan Chase
6.125%, 06/27/17	411	441
4.625%, 05/10/21	865	937
3.375%, 05/01/23	1,585	1,521
Lloyds Bank PLC
1.750%, 05/14/18	1,375	1,366
Morgan Stanley
4.875%, 11/01/22	1,280	1,354
MUFG Americas Holdings
3.500%, 06/18/22	1,400	1,407
Royal Bank of Canada
1.200%, 09/19/17	1,560	1,555
1.875%, 02/05/20	2,400	2,387
State Street
2.550%, 08/18/20	560	563
Svenska Handelsbanken AB
3.125%, 07/12/16	660	673
Toronto-Dominion Bank
2.125%, 07/02/19	1,240	1,238
US Bancorp (MTN)
2.950%, 07/15/22	1,190	1,168
Wells Fargo
3.450%, 02/13/23	660	657
4.125%, 08/15/23	700	722
Wells Fargo (MTN)
3.300%, 09/09/24	765	759
4.100%, 06/03/26	575	577

		43,750

Food, Beverage & Tobacco — 1.8%
Anheuser-Busch InBev Finance
3.700%, 02/01/24	1,340	1,373
Coca-Cola
0.400%, 11/01/16 (A)	860	860
Diageo Capital PLC
2.625%, 04/29/23	1,180	1,123
Kraft Foods Group
3.500%, 06/06/22	1,015	1,027

See Notes to Schedules of Investments.

P N C  I n t e r m e d i a t e  B o n d  F u n d

S C H E D U L E    O F    I N V E S T M E N T S

A u g u s t  3 1 ,  2 0 1 5    ( U n a u d i t e d )

	Par (000)	Value (000)
CORPORATE BONDS — continued
Food, Beverage & Tobacco — continued
Mondelez International
2.250%, 02/01/19	$1,010	$1,008
PepsiCo
2.750%, 03/05/22	620	613

		6,004

Healthcare — 1.8%
Actavis Funding SCS
3.450%, 03/15/22	990	969
Aetna
1.500%, 11/15/17	1,658	1,652
Amgen
3.875%, 11/15/21	1,245	1,293
Gilead Sciences
3.700%, 04/01/24	1,165	1,183
McKesson
0.682%, 09/10/15 (A)	705	705

		5,802

Industrials — 0.9%
Burlington Northern
8.750%, 02/25/22	1,250	1,591
Burlington Northern Santa Fe LLC
3.650%, 09/01/25	320	321
Republic Services
5.000%, 03/01/20	850	934

		2,846

Insurance — 1.9%
ACE INA Holdings
2.600%, 11/23/15	500	502
Aon
3.500%, 09/30/15	1,310	1,312
Assurant
2.500%, 03/15/18	800	808
Berkshire Hathaway
3.750%, 08/15/21#	1,895	2,014
MetLife
4.368%, 09/15/23	645	683
XLIT
2.300%, 12/15/18	805	809

		6,128

Materials — 1.4%
Allegheny Technologies
6.625%, 08/15/23	665	587
Cytec Industries
3.950%, 05/01/25	910	895
Freeport-McMoRan
3.550%, 03/01/22	1,875	1,444
Fresnillo PLC
5.500%, 11/13/23 144A	700	726
Packaging Corporation of America
4.500%, 11/01/23	1,055	1,096

		4,748

Real Estate Investment Trusts — 2.1%
American Campus Communities Operating Partnership LP
3.750%, 04/15/23	1,570	1,524
4.125%, 07/01/24	335	333

	Par (000)	Value (000)

Digital Realty Trust LP
5.250%, 03/15/21	$1,760	$1,916
Realty Income
3.250%, 10/15/22	1,405	1,355
Ventas Realty LP
3.500%, 02/01/25	1,845	1,745

		6,873

Retail — 1.3%
CVS Health
2.250%, 08/12/19	1,000	1,005
eBay
2.600%, 07/15/22	520	470
Priceline Group
3.650%, 03/15/25	735	709
Walgreens Boots Alliance
3.800%, 11/18/24	840	821
Yum! Brands
3.750%, 11/01/21	1,200	1,215

		4,220

Technology — 3.1%
Apple
2.400%, 05/03/23	1,465	1,397
Hewlett-Packard
4.375%, 09/15/21	1,145	1,190
Intel
2.700%, 12/15/22	1,875	1,817
KLA-Tencor
4.125%, 11/01/21	1,750	1,757
Oracle
2.500%, 05/15/22	1,185	1,153
2.500%, 10/15/22	525	505
QUALCOMM
3.000%, 05/20/22	1,710	1,660
Xilinx
3.000%, 03/15/21	605	610

		10,089

Telecommunications — 1.0%
AT&T
3.900%, 03/11/24#	575	574
Verizon Communications
5.150%, 09/15/23	2,405	2,630

		3,204

Utilities — 1.1%
Berkshire Hathaway Energy
3.500%, 02/01/25	730	731
Exelon Generation LLC
4.000%, 10/01/20	1,780	1,843
Metropolitan Edison
7.700%, 01/15/19	900	1,045

		3,619

Total Corporate Bonds (Cost $134,317)		132,952

U.S. TREASURY OBLIGATIONS — 46.9%
U.S. Treasury Notes — 46.9%
3.000%, 09/30/16	10,882	11,176
2.625%, 08/15/20	16,465	17,268

See Notes to Schedules of Investments.

	Par (000)	Value (000)
U.S. TREASURY OBLIGATIONS — continued
U.S. Treasury Notes — continued
2.375%, 08/15/24	$ 3,270	$ 3,322
2.250%, 11/15/24	2,370	2,379
2.125%, 05/15/25	5,380	5,332
1.625%, 07/31/19	19,230	19,413
1.625%, 12/31/19	1,215	1,223
1.625%, 08/15/22	1,775	1,737
1.250%, 01/31/19	27,770	27,787
1.250%, 10/31/19	7,740	7,684
1.000%, 03/31/17	12,505	12,574
0.875%, 08/15/17	9,130	9,150
0.375%, 01/15/16	34,535	34,547

Total U.S. Treasury Obligations (Cost $153,169)		153,592

	Number of Shares
MONEY MARKET FUND — 1.5%
PNC Advantage Institutional Money Market Fund, Institutional Shares
0.050%† (B)	5,153,448	5,153

Total Money Market Fund
(Cost $5,153)		5,153

Total Investments Before Short-Term Investment Purchased with Collateral from Securities Loaned – 99.5%
(Cost $327,152)		326,222

	Number of Shares	Value (000)
SHORT-TERM INVESTMENT PURCHASED WITH COLLATERAL FROM SECURITIES LOANED — 0.8%
Money Market Fund — 0.8%
PNC Advantage Institutional Money Market Fund, Institutional Shares
0.050%† (B)	2,549,022	$2,549

Total Short-Term Investment Purchased with Collateral From Securities Loaned
(Cost $2,549)		2,549

TOTAL INVESTMENTS — 100.3%
(Cost $329,701)*		328,771
Other Assets & Liabilities – (0.3)%		(1,140)
TOTAL NET ASSETS — 100.0%		$327,631

*	Aggregate cost for Federal income tax purposes is (000) $329,821.

Gross unrealized appreciation (000)	$1,681
Gross unrealized depreciation (000)	(2,731)
Net unrealized depreciation (000)	$(1,050)

†	Affiliated Holding. See Note 3 in Notes to Schedules of Investments.
#	Security fully or partially on loan. Total Value of Securities on Loan is $2,481 (000).
(A)	Variable Rate Security — the rate shown is the rate in effect on August 31, 2015.
(B)	The rate quoted is the annualized seven-day effective yield of the fund at period end.
144A

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total value of  Rule 144A securities is $4,793 (000) and represents 1.5% of net assets as of August 31, 2015.

See Notes to Schedules of Investments.

P N C  I n t e r m e d i a t e  B o n d  F u n d

S C H E D U L E    O F    I N V E S T M E N T S

A u g u s t  3 1 ,  2 0 1 5    ( U n a u d i t e d )

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of August 31, 2015 is as follows (See Note 2 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)

Assets:

Asset-Backed Securities	$–	$34,525	$–	$34,525

Corporate Bonds	–	132,952	–	132,952

Money Market Fund	5,153	–	–	5,153

Short-Term Investment Purchased with Collateral From Securities Loaned	2,549	–	–	2,549

U.S. Treasury Obligations	–	153,592	–	153,592

Total Assets - Investments in Securities	$7,702	$321,069	$–	$328,771

There were no transfers between Levels during the three-month period ended August 31, 2015.

See Notes to Schedules of Investments.

P N C  L i m i t e d  M a t u r i t y  B o n d  F u n d

S C H E D U L E    O F    I N V E S T M E N T S

A u g u s t  3 1 ,  2 0 1 5    ( U n a u d i t e d )

	Par (000)	Value (000)
ASSET-BACKED SECURITIES — 21.0%
Automotive — 10.6%
BMW Vehicle Owner Trust,
Series 2013-A, Cl A3
0.670%, 11/27/17	$3,232	$ 3,229
Ford Credit Auto Owner Trust,
Series 2014-A, Cl A3
0.790%, 05/15/18	3,061	3,059
Ford Credit Auto Owner Trust,
Series 2015-A, Cl A3
1.280%, 09/15/19	1,930	1,934
Honda Auto Receivables Owner Trust,
Series 2013-3, Cl A3
0.770%, 05/15/17	827	828
Honda Auto Receivables Owner Trust,
Series 2015-1, Cl A3
1.050%, 10/15/18	2,865	2,863
Hyundai Auto Receivables Trust,
Series 2014-A, Cl A3
0.790%, 07/16/18	2,445	2,442
Hyundai Auto Receivables Trust,
Series 2015-A, Cl A3
1.050%, 04/15/19	1,615	1,614
Nissan Auto Receivables Owner Trust,
Series 2013-B, Cl A4
1.310%, 10/15/19	4,150	4,165
Nissan Auto Receivables Owner Trust,
Series 2015-B, Cl A3
1.340%, 03/16/20	3,850	3,852
Toyota Auto Receivables Owner Trust,
Series 2014-C, Cl A3
0.930%, 07/16/18	1,490	1,488
Toyota Auto Receivables Owner Trust,
Series 2015-A, Cl A3
1.120%, 02/15/19	2,280	2,275
Volkswagen Auto Lease Trust,
Series 2015-A, Cl A3
1.250%, 12/20/17	1,305	1,306
Volkswagen Auto Loan Enhanced Trust,
Series 2013-2, Cl A3
0.700%, 04/20/18	2,953	2,949
		32,004

Credit Cards — 7.5%
American Express Credit Account Master Trust,
Series 2013-3, Cl A
0.980%, 05/15/19	4,450	4,457
BA Credit Card Trust,
Series 2015-A2, Cl A
1.360%, 09/15/20	4,255	4,247
Capital One Multi-Asset Execution Trust,
Series 2014-A5, Cl A5
1.480%, 07/15/20	4,220	4,243
Chase Issuance Trust, Series 2015-A7, Cl A7
1.620%, 07/15/20	4,760	4,776
Citibank Credit Card Issuance Trust,
Series 2014-A4, Cl A4
1.230%, 04/24/19	4,785	4,796
		22,519

	Par (000)	Value (000)

Equipment — 2.2%
John Deere Owner Trust,
Series 2013-A, Cl A3
0.600%, 03/15/17	$2,349	$ 2,347
John Deere Owner Trust,
Series 2014-B, Cl A3
1.070%, 11/15/18	4,400	4,404
		6,751

Utilities — 0.7%
CenterPoint Energy Transition Bond LLC,
Series 2012-1 Cl A1
0.901%, 04/15/18	2,088	2,087

Total Asset-Backed Securities
(Cost $63,346)		63,361

COLLATERALIZED MORTGAGE OBLIGATIONS — 3.4%
Fannie Mae, Series 2003-86, Cl PY
4.500%, 09/25/18	930	964
Fannie Mae, Series 2003-97, Cl DG
5.000%, 10/25/18	680	707
Fannie Mae, Series 2011-29, Cl PE
3.500%, 09/25/36	241	243
Freddie Mac, Series 2682, Cl LC
4.500%, 07/15/32	391	399
Freddie Mac, Series 2828, Cl JE
4.500%, 07/15/19	967	1,008
Freddie Mac, Series 3535, Cl CA
4.000%, 05/15/24	279	288
Freddie Mac, Series 3564, Cl JA
4.000%, 01/15/18	854	877
Freddie Mac, Series 3741, Cl PA
2.150%, 02/15/35	4,300	4,364
Freddie Mac, Series 3786, Cl GN
4.000%, 08/15/35	1,266	1,318

Total Collateralized Mortgage Obligations
(Cost $10,217)		10,168

CORPORATE BONDS — 32.3%
Automotive — 2.9%
American Honda Finance (MTN)
1.600%, 07/13/18	2,085	2,080
Daimler Finance North America LLC
1.650%, 03/02/18 144A	2,150	2,135
Hyundai Capital America
2.000%, 03/19/18 144A	1,835	1,825
Volkswagen Group of America Finance LLC
1.250%, 05/23/17 144A	1,950	1,944
1.650%, 05/22/18 144A	825	818
		8,802

Cable — 1.8%
DIRECTV Holdings LLC
3.125%, 02/15/16	1,225	1,236
2.400%, 03/15/17	385	388
Thomson Reuters
0.875%, 05/23/16	1,420	1,419
1.300%, 02/23/17	210	209
1.650%, 09/29/17	605	604

See Notes to Schedules of Investments.

P N C  L i m i t e d  M a t u r i t y  B o n d  F u n d

S C H E D U L E    O F    I N V E S T M E N T S

A u g u s t  3 1 ,  2 0 1 5    ( U n a u d i t e d )

	Par (000)	Value (000)
CORPORATE BONDS — continued
Cable — continued
Viacom
6.250%, 04/30/16	$1,465	$1,514
		5,370

Consumer Discretionary — 0.6%
Carnival
1.200%, 02/05/16	1,860	1,861

Energy — 2.2%
BP Capital Markets PLC
1.674%, 02/13/18	1,660	1,660
Enterprise Products Operating LLC
1.650%, 05/07/18	535	531
Kinder Morgan
2.000%, 12/01/17	1,695	1,678
Marathon Oil
0.900%, 11/01/15	1,700	1,700
TransCanada PipeLines
1.875%, 01/12/18	953	956
		6,525

Financials — 15.1%
Abbey National Treasury Services PLC
1.650%, 09/29/17	3,100	3,098
American Express Credit (MTN)
1.550%, 09/22/17	520	519
1.800%, 07/31/18	1,625	1,619
Bank of America (MTN)
1.350%, 11/21/16	1,300	1,298
Bank of America NA
5.300%, 03/15/17	1,671	1,757
BNP Paribas SA (MTN)
1.250%, 12/12/16	1,225	1,225
1.375%, 03/17/17	1,100	1,099
Capital One NA
1.500%, 03/22/18	2,350	2,318
Citigroup
4.450%, 01/10/17	2,960	3,074
Commonwealth Bank of Australia
1.125%, 03/13/17	1,950	1,948
Commonwealth Bank of Australia (GMTN)
1.625%, 03/12/18	785	784
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
3.375%, 01/19/17	2,200	2,262
Credit Suisse
1.750%, 01/29/18	450	449
Credit Suisse (GMTN)
1.375%, 05/26/17	1,450	1,447
Deutsche Bank AG
1.400%, 02/13/17	1,400	1,395
1.350%, 05/30/17	1,700	1,688
Goldman Sachs Group
2.375%, 01/22/18	2,500	2,525
HSBC USA
1.625%, 01/16/18	1,400	1,393
JPMorgan Chase
1.625%, 05/15/18	3,100	3,070
Lloyds Bank PLC
1.750%, 03/16/18	1,225	1,219
1.750%, 05/14/18	510	506
Morgan Stanley
4.750%, 03/22/17	2,210	2,319

	Par (000)	Value (000)

MUFG Americas Holdings
1.625%, 02/09/18	$535	$ 533
National Australia Bank (MTN)
2.750%, 03/09/17	975	998
Royal Bank of Canada
1.200%, 09/19/17	2,080	2,073
Toronto-Dominion Bank (GMTN)
1.750%, 07/23/18	980	976
UBS AG (MTN)
1.375%, 08/14/17	700	698
1.800%, 03/26/18	635	633
Wells Fargo (MTN)
2.100%, 05/08/17	1,440	1,457
Westpac Banking
1.200%, 05/19/17	360	360
XLIT
2.300%, 12/15/18	875	879
		45,619

Food, Beverage & Tobacco — 1.3%
Diageo Capital PLC
5.750%, 10/23/17	1,600	1,738
Kellogg
1.750%, 05/17/17	1,180	1,183
Kraft Heinz Foods
2.000%, 07/02/18 144A	875	874
		3,795

Healthcare — 1.9%
AbbVie
1.800%, 05/14/18	1,595	1,584
Actavis Funding SCS
1.300%, 06/15/17	1,200	1,189
Cardinal Health
1.950%, 06/15/18	1,300	1,298
Celgene
2.125%, 08/15/18	1,200	1,200
UnitedHealth Group
1.900%, 07/16/18	330	331
		5,602

Industrials — 0.5%
Caterpillar Financial Services (MTN)
1.250%, 08/18/17	850	848
John Deere Capital (MTN)
1.600%, 07/13/18	715	714
		1,562

Materials — 0.5%
Rio Tinto Finance USA PLC
1.375%, 06/17/16	1,415	1,418

Real Estate Investment Trusts — 0.5%
Prologis LP
4.500%, 08/15/17	775	816
Realty Income
2.000%, 01/31/18	836	841
		1,657

Retail — 0.4%
CVS Health
1.900%, 07/20/18	1,300	1,304

See Notes to Schedules of Investments.

Par (000)		Value (000)
CORPORATE BONDS — continued
Technology — 1.9%
Amphenol
1.550%, 09/15/17	$1,560	$ 1,558
Hewlett-Packard
3.000%, 09/15/16	1,550	1,576
Johnson Controls
5.500%, 01/15/16	1,785	1,816
QUALCOMM
1.400%, 05/18/18	765	757
		5,707

Telecommunications — 2.2%
AT&T
5.500%, 02/01/18	2,110	2,283
Cisco Systems
1.650%, 06/15/18	1,970	1,969
Verizon Communications
2.500%, 09/15/16	1,493	1,514
1.350%, 06/09/17	825	823
		6,589

Utilities — 0.5%
Berkshire Hathaway Energy
1.100%, 05/15/17	1,450	1,442
Total Corporate Bonds
(Cost $97,436)		97,253

U.S. GOVERNMENT AGENCY MORTGAGE- BACKED OBLIGATIONS — 4.1%
Federal Home Loan Mortgage Corporation — 0.5%
6.000%, 05/01/21	161	168
5.500%, 03/01/22	190	206
5.500%, 04/01/22	242	263
4.500%, 02/01/19	142	148
4.500%, 05/01/19	501	522
2.300%, 03/01/36 (A)	309	330
		1,637

Federal National Mortgage Association — 3.6%
6.000%, 09/01/16	16	17
5.500%, 09/01/17	75	77
5.500%, 10/01/17	37	38
5.500%, 11/01/18	114	118
5.000%, 06/01/18	99	103
5.000%, 12/01/21	167	173
4.500%, 06/01/21	463	482
4.000%, 08/01/21	307	324
3.500%, 01/01/24	2,316	2,446
3.000%, 01/01/22	1,437	1,497
3.000%, 06/01/22	1,963	2,046
3.000%, 10/01/23	1,528	1,592
2.479%, 04/01/35 (A)	416	443
2.415%, 11/01/32 (A)	34	36
2.353%, 12/01/34 (A)	193	205
2.335%, 09/01/36 (A)	370	396
2.319%, 07/01/34 (A)	249	264
2.313%, 08/01/33 (A)	274	289
2.308%, 01/01/36 (A)	313	332
		10,878

Total U.S. Government Agency Mortgage-Backed Obligations
(Cost $12,181)		12,515

	Par (000)	Value (000)
U.S. TREASURY OBLIGATIONS — 37.7%
U.S. Treasury Notes — 37.7%
0.875%, 05/15/17	$10,100	$10,132
0.875%, 08/15/17	11,450	11,475
0.750%, 01/15/17	18,775	18,817
0.750%, 10/31/17	12,095	12,074
0.750%, 03/31/18	10,545	10,484
0.625%, 07/15/16	6,485	6,497
0.625%, 11/15/16	18,805	18,828
0.625%, 09/30/17	4,875	4,859
0.375%, 02/15/16	6,080	6,082
0.250%, 05/15/16	14,420	14,407

Total U.S. Treasury Obligations
(Cost $113,566)		113,655

	Number of Shares
MONEY MARKET FUND — 1.8%
PNC Advantage Institutional Money Market Fund, Institutional Shares
0.050%† (B)	5,342,880	5,343

Total Money Market Fund
(Cost $5,343)		5,343

TOTAL INVESTMENTS — 100.3%
(Cost $302,089)*		302,295

Other Assets & Liabilities – (0.3)%		(766)
TOTAL NET ASSETS — 100.0%		$301,529

*	Aggregate cost for Federal income tax purposes is (000) $302,093.

Gross unrealized appreciation (000)	$553
Gross unrealized depreciation (000)	(351)

Net unrealized appreciation (000)	$202

†	Affiliated Holding. See Note 3 in Notes to Schedules of Investments.
(A)	Variable Rate Security — the rate shown is the rate in effect on August 31, 2015.
(B)	The rate quoted is the annualized seven-day effective yield of the fund at period end.
144A

Security exempt from registration under Rule 144A of the Securities Act of  1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total value of Rule 144A securities is $7,596 (000) and represents 2.5% of net assets as of  August 31, 2015.

See Notes to Schedules of Investments.

P N C  L i m i t e d  M a t u r i t y  B o n d  F u n d

S C H E D U L E    O F    I N V E S T M E N T S

A u g u s t  3 1 ,  2 0 1 5    ( U n a u d i t e d )

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of August 31, 2015 is as follows (See Note 2 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)

Assets:

Asset-Backed Securities	$–	$63,361	$–	$63,361

Collateralized Mortgage Obligations	–	10,168	–	10,168

Corporate Bonds	–	97,253	–	97,253

Money Market Fund	5,343	–	–	5,343

U.S. Government Agency Mortgage-Backed Obligations	–	12,515	–	12,515

U.S. Treasury Obligations	–	113,655	–	113,655

Total Assets - Investments in Securities	$5,343	$296,952	$–	$302,295

There were no transfers between Levels during the three-month period ended August 31, 2015.

See Notes to Schedules of Investments.

P N C  T o t a l  R e t u r n  A d v a n t a g e  F u n d

S C H E D U L E    O F    I N V E S T M E N T S

A u g u s t  3 1 ,  2 0 1 5    ( U n a u d i t e d )

	Par (000)	Value (000)
ASSET-BACKED SECURITIES — 7.5%
Automotive — 3.6%
Honda Auto Receivables Owner Trust,
Series 2014-3, Cl A3
0.880%, 06/15/18	$ 720	$ 719
Hyundai Auto Receivables Trust,
Series 2015-A, Cl A2
0.680%, 10/16/17	916	916
Hyundai Auto Receivables Trust,
Series 2015-B, Cl A2A
0.690%, 04/16/18	1,670	1,670
Mercedes-Benz Auto Receivables Trust,
Series 2015-1, Cl A2A
0.820%, 06/15/18	1,645	1,641
Nissan Auto Receivables Owner Trust,
Series 2015-B, Cl A3
1.340%, 03/16/20	1,935	1,936
Volkswagen Auto Lease Trust,
Series 2013-A, Cl A3
0.840%, 07/20/16	5	4
		6,886

Credit Cards — 2.7%
American Express Credit Account Master Trust,
Series 2014-2, Cl A
1.260%, 01/15/20	1,215	1,218
BA Credit Card Trust,
Series 2015-A2, Cl A
1.360%, 09/15/20	2,005	2,001
Capital One Multi-Asset Execution Trust,
Series 2014-A5, Cl A5
1.480%, 07/15/20	1,080	1,086
Synchrony Credit Card Master Note Trust,
Series 2012-6, Cl A
1.360%, 08/17/20	865	861
		5,166

Equipment — 0.5%
John Deere Owner Trust,
Series 2014-B, Cl A3
1.070%, 11/15/18	915	916

Utilities — 0.7%
Atlantic City Electric Transition Funding LLC,
Series 2002-1, Cl A4
5.550%, 10/20/23	1,125	1,242

Total Asset-Backed Securities
(Cost $14,103)		14,210

COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.3%
CD Commercial Mortgage Trust,
Series 2007-CD4, Cl ASB
5.278%, 12/11/49	349	350
Credit Suisse First Boston Mortgage Securities,
Series 2005-C6, Cl A4
5.230%, 12/15/40 (A)	92	92
Morgan Stanley Capital I Trust,
Series 2007-HQ11, Cl A31
5.439%, 02/12/44	51	51

Par (000)		Value (000)

Wachovia Bank Commercial Mortgage Trust,
Series 2007-C31, Cl A2
5.421%, 04/15/47	$ 128	$ 128

Total Commercial Mortgage-Backed Securities
(Cost $583)		621

CORPORATE BONDS — 38.1%
Aerospace — 0.7%
Spirit AeroSystems
6.750%, 12/15/20	640	667
United Technologies
4.500%, 06/01/42	605	612
		1,279

Automotive — 0.7%
General Motors Financial
3.200%, 07/13/20	545	538
Lear
5.375%, 03/15/24	495	502
Titan International
6.875%, 10/01/20#	275	246
		1,286

Cable — 3.3%
21st Century Fox America
8.450%, 08/01/34	1,000	1,318
AMC Networks
7.750%, 07/15/21	513	548
Belo
7.750%, 06/01/27	590	643
Cable One
5.750%, 06/15/22 144A	275	278
CCO Safari II LLC
6.384%, 10/23/35 144A	675	685
CSC Holdings LLC
8.625%, 02/15/19	100	112
DIRECTV Holdings LLC
4.600%, 02/15/21	405	426
4.450%, 04/01/24	395	399
Discovery Communications LLC
3.250%, 04/01/23	500	466
Sinclair Television Group
6.375%, 11/01/21	260	265
Time Warner Cable
4.500%, 09/15/42	515	411
Time Warner Entertainment LP
8.375%, 03/15/23	350	426
Viacom
3.250%, 03/15/23	330	295
		6,272

Consumer Discretionary — 0.3%
Hasbro
6.300%, 09/15/17	535	582

Consumer Services — 1.8%
Avon Products
5.750%, 03/15/23	670	503
Cedar Fair LP
5.250%, 03/15/21	375	382

See Notes to Schedules of Investments.

P N C  T o t a l  R e t u r n  A d v a n t a g e  F u n d

S C H E D U L E    O F    I N V E S T M E N T S

A u g u s t  3 1 ,  2 0 1 5    ( U n a u d i t e d )

	Par (000)	Value (000)
CORPORATE BONDS — continued
Consumer Services — continued
DreamWorks Animation SKG
6.875%, 08/15/20 144A	$ 375	$ 353
FelCor Lodging LP
5.625%, 03/01/23	400	412
H&E Equipment Services
7.000%, 09/01/22	175	174
Palace Entertainment Holdings LLC
8.875%, 04/15/17 144A	775	767
Royal Caribbean Cruises
7.500%, 10/15/27	327	379
Sotheby’s
5.250%, 10/01/22 144A	272	259
Speedway Motorsports
5.125%, 02/01/23	185	183
		3,412

Energy — 7.6%
Boardwalk Pipelines LP
3.375%, 02/01/23	795	690
Burlington Resources Finance
7.200%, 08/15/31	375	475
Chesapeake Energy
6.500%, 08/15/17	245	233
Cloud Peak Energy Resources LLC
8.500%, 12/15/19	625	430
CNOOC Nexen Finance 2014 ULC
4.250%, 04/30/24	600	609
ConocoPhillips
6.500%, 02/01/39	300	361
Continental Resources
5.000%, 09/15/22	1,000	906
Denbury Resources
5.500%, 05/01/22	515	367
Energy Transfer Partners LP
6.125%, 12/15/45	735	705
EQT
4.875%, 11/15/21	915	956
Freeport-McMoran Oil & Gas LLC
6.875%, 02/15/23	375	337
Global Marine
7.000%, 06/01/28	500	290
Kinder Morgan Energy Partners LP
6.500%, 04/01/20	670	744
Kinder Morgan Energy Partners LP (MTN)
6.950%, 01/15/38	715	729
McDermott International
8.000%, 05/01/21 144A	285	240
Newfield Exploration
5.375%, 01/01/26	265	248
Nexen Energy ULC
5.875%, 03/10/35	410	450
Peabody Energy
6.500%, 09/15/20	836	220
Petrobras Global Finance BV
6.250%, 03/17/24#	400	350
5.375%, 01/27/21	10	9
3.000%, 01/15/19	600	523
Petroleos Mexicanos
6.000%, 03/05/20	425	463
4.250%, 01/15/25 144A	165	156

	Par (000)	Value (000)

PHI
5.250%, 03/15/19	$ 155	$ 133
Phillips 66
4.650%, 11/15/34	485	472
Rowan
4.875%, 06/01/22	635	558
4.750%, 01/15/24#	425	360
Shell International Finance BV
4.125%, 05/11/35	495	479
Southwestern Energy
4.100%, 03/15/22	620	563
Tesoro
5.375%, 10/01/22	500	500
Whiting Petroleum
6.500%, 10/01/18#	495	468
Williams
4.550%, 06/24/24	545	482
		14,506

Financials — 7.2%
American Express Credit (GMTN)
2.250%, 08/15/19	635	633
American Express Credit (MTN)
2.375%, 05/26/20	295	293
Bank of America
6.250%, 09/29/49 (A)	460	455
Bank of America (MTN)
5.625%, 07/01/20	700	786
4.200%, 08/26/24	495	491
4.000%, 04/01/24	175	179
BBVA Bancomer SA
4.375%, 04/10/24 144A	650	657
Citigroup
6.125%, 11/21/17	325	354
2.150%, 07/30/18	230	230
Discover Bank
3.100%, 06/04/20	250	249
Goldman Sachs Group
5.750%, 01/24/22	435	494
HSBC Bank USA NA
4.875%, 08/24/20	675	739
HSBC Holdings PLC
6.375%, 12/29/49 (A)	500	497
5.250%, 03/14/44	500	510
JPMorgan Chase
7.900%, 04/29/49 (A)	615	646
4.625%, 05/10/21	540	585
3.375%, 05/01/23	740	710
Morgan Stanley
4.875%, 11/01/22	560	593
4.750%, 03/22/17	780	818
Royal Bank of Canada
1.200%, 09/19/17	1,250	1,246
Royal Bank of Scotland Group PLC
5.125%, 05/28/24	650	655
State Street
5.250%, 12/29/49 (A)	350	350
Wells Fargo
7.980%, 03/29/49 (A)	125	133
5.900%, 12/29/49 (A)	675	676

See Notes to Schedules of Investments.

	Par (000)	Value (000)
CORPORATE BONDS — continued
Financials — continued
Wells Fargo (MTN)
3.300%, 09/09/24	$630	$ 625
		13,604

Food, Beverage & Tobacco — 0.5%
Kraft Foods Group
5.000%, 06/04/42	725	738
Kraft Heinz Foods
5.200%, 07/15/45 144A	255	268
		1,006

Healthcare — 1.7%
Actavis Funding SCS
3.450%, 03/15/22	970	950
Amgen
4.400%, 05/01/45	775	722
DaVita HealthCare Partners
5.750%, 08/15/22	485	516
Johnson & Johnson
5.950%, 08/15/37	536	679
Select Medical
6.375%, 06/01/21	340	345
		3,212

Industrials — 3.1%
Avnet
4.875%, 12/01/22	580	608
Ball
5.250%, 07/01/25	180	179
4.000%, 11/15/23	375	353
Bombardier
7.750%, 03/15/20 144A	450	377
CNH Industrial Capital LLC
6.250%, 11/01/16	835	867
Crown Cork & Seal
7.375%, 12/15/26	130	144
Erickson
8.250%, 05/01/20#	380	271
General Electric
4.125%, 10/09/42	990	947
Harsco
5.750%, 05/15/18	350	354
KLX
5.875%, 12/01/22 144A	425	419
Masco
7.750%, 08/01/29	125	140
Owens-Brockway Glass Container
7.375%, 05/15/16	241	250
6.375%, 08/15/25 144A	150	153
Owens-Illinois
7.800%, 05/15/18	10	11
PulteGroup
7.875%, 06/15/32	458	530
USG
7.875%, 03/30/20 144A	180	191
		5,794

Insurance — 0.8%
MetLife
6.400%, 12/15/66	460	505

	Par (000)	Value (000)

Teachers Insurance & Annuity Association of America
4.900%, 09/15/44 144A	$ 625	$ 640
XLIT
4.450%, 03/31/25	330	326
		1,471

Materials — 1.6%
Allegheny Technologies
6.625%, 08/15/23	475	419
ArcelorMittal
7.750%, 10/15/39	525	487
7.000%, 02/25/22	190	189
Freeport-McMoRan
3.550%, 03/01/22	935	720
Fresnillo PLC
5.500%, 11/13/23 144A	575	597
PolyOne
7.375%, 09/15/20	590	613
		3,025

Real Estate Investment Trusts — 1.5%
American Campus Communities Operating Partnership LP
4.125%, 07/01/24	875	869
Digital Realty Trust LP
5.250%, 03/15/21	935	1,018
Realty Income
3.250%, 10/15/22	1,015	979
		2,866

Retail — 2.3%
eBay
2.600%, 07/15/22	395	358
Hanesbrands
6.375%, 12/15/20	690	718
L Brands
8.500%, 06/15/19	434	511
7.000%, 05/01/20	10	11
Levi Strauss
6.875%, 05/01/22	265	286
Sally Holdings LLC
6.875%, 11/15/19	600	626
Walgreens Boots Alliance
3.800%, 11/18/24	480	469
Wal-Mart Stores
5.625%, 04/01/40	700	832
5.250%, 09/01/35	540	616
		4,427

Technology — 2.0%
Activision Blizzard
5.625%, 09/15/21 144A	355	373
Apple
3.850%, 05/04/43	1,035	941
KLA-Tencor
4.125%, 11/01/21	995	999
Oracle
4.300%, 07/08/34	630	624
QUALCOMM
3.000%, 05/20/22	940	912
		3,849

See Notes to Schedules of Investments.

P N C  T o t a l  R e t u r n  A d v a n t a g e  F u n d

S C H E D U L E    O F    I N V E S T M E N T S

A u g u s t  3 1 ,  2 0 1 5    ( U n a u d i t e d )

	Par (000)	Value (000)
CORPORATE BONDS — continued
Telecommunications — 1.2%
AT&T
6.300%, 01/15/38	$ 365	$ 398
DigitalGlobe
5.250%, 02/01/21 144A	145	139
GTE
6.940%, 04/15/28	1,135	1,340
SBA Telecommunications
5.750%, 07/15/20	425	444
		2,321

Transportation — 0.9%
Burlington Northern Santa Fe LLC
4.550%, 09/01/44	620	597
ERAC USA Finance LLC
5.625%, 03/15/42 144A	500	533
FedEx
3.900%, 02/01/35	540	498
		1,628

Utilities — 0.9%
Calpine
7.875%, 01/15/23 144A	379	407
DPL
6.500%, 10/15/16	498	510
Exelon Generation LLC
4.000%, 10/01/20	705	730
2.950%, 01/15/20	100	100
		1,747

Total Corporate Bonds
(Cost $74,574)		72,287

MUNICIPAL BOND — 0.4%
Texas — 0.4%
Texas Transportation Commission (RB) Series B
5.178%, 04/01/30	690	794

Total Municipal Bond
(Cost $750)		794

U.S. GOVERNMENT AGENCY MORTGAGE- BACKED OBLIGATIONS — 26.6%
Federal Home Loan Mortgage Corporation — 2.8%
8.000%, 10/01/29	2	2
7.500%, 03/01/27	1	2
7.500%, 09/01/30	1	1
6.000%, 12/01/35	543	620
5.500%, 09/01/37	62	69
5.500%, 01/01/38	2	2
4.500%, 03/01/40	483	531
4.500%, 06/01/41	873	951
4.000%, 10/01/43	1,695	1,807
3.500%, 06/01/42	907	942
2.300%, 03/01/36 (A)	358	382
		5,309

Federal National Mortgage Association — 21.6%
8.000%, 08/01/27	16	19
8.000%, 09/01/27	3	3
7.500%, 08/01/26	2	2
7.500%, 10/01/27	9	11

	Par (000)	Value (000)

7.500%, 04/01/31	$ 3	$ 4
7.500%, 08/01/31	4	4
7.000%, 04/01/27	2	2
7.000%, 11/01/27	5	6
7.000%, 04/01/29	2	2
7.000%, 08/01/32	1	1
5.500%, 05/01/33	3	3
5.500%, 12/01/33	10	11
5.500%, 04/01/34	293	330
5.500%, 06/01/34	13	14
5.500%, 03/01/36	10	11
5.500%, 07/01/37	13	14
5.500%, 05/01/38	24	27
5.000%, 07/01/33	22	24
5.000%, 08/01/37	319	352
5.000%, 03/01/40	374	414
5.000%, 07/01/40	52	58
5.000%, 08/01/40	595	657
4.500%, 02/01/39	396	430
4.500%, 06/01/39	374	408
4.500%, 10/01/39	49	53
4.500%, 05/01/40	2,043	2,234
4.500%, 07/01/40	8	9
4.500%, 11/01/40	1,164	1,265
4.500%, 02/01/41	158	172
4.500%, 08/01/41	21	23
4.500%, 04/01/44	1,362	1,475
4.000%, 10/01/25	471	501
4.000%, 11/01/40	1,269	1,355
4.000%, 01/01/41	72	77
4.000%, 02/01/41	1,545	1,651
4.000%, 11/01/41	24	25
4.000%, 12/01/41	54	57
4.000%, 01/01/42	61	65
4.000%, 02/01/42	1,603	1,707
4.000%, 07/01/42	1,624	1,736
4.000%, 08/01/42	888	947
3.500%, 02/01/26	318	336
3.500%, 09/01/26	26	27
3.500%, 11/01/26	344	364
3.500%, 01/01/28	1,794	1,895
3.500%, 11/01/29	1,300	1,373
3.500%, 03/01/41	1,882	1,955
3.500%, 01/01/42	38	39
3.500%, 06/01/42	1,458	1,516
3.500%, 08/01/42	2,547	2,646
3.500%, 09/01/42	44	46
3.500%, 10/01/42	1,519	1,578
3.500%, 11/01/42	1,715	1,779
3.000%, 06/01/27	950	988
3.000%, 10/01/27	796	828
3.000%, 11/01/29	550	571
3.000%, 11/01/42	2,234	2,254
3.000%, 04/01/43	2,882	2,906
3.000%, 05/01/43	1,323	1,333
2.500%, 11/01/27	2,286	2,341
		40,934

Government National Mortgage Association — 2.2%
10.000%, 05/15/19	1	1
9.000%, 11/15/16	1	1
9.000%, 11/15/19	2	2

See Notes to Schedules of Investments.

	Par (000)	Value (000)
U.S. GOVERNMENT AGENCY MORTGAGE- BACKED OBLIGATIONS — continued
Government National Mortgage Association — continued
9.000%, 06/15/21	$ 18	$ 18
9.000%, 08/15/21	6	6
9.000%, 09/15/21	10	11
8.500%, 08/15/27	14	14
8.000%, 09/15/27	6	6
7.500%, 10/15/29	21	23
7.500%, 12/15/29	1	1
7.000%, 02/15/17	9	9
7.000%, 05/20/24	1	2
7.000%, 04/15/26	1	1
7.000%, 01/15/27	2	2
7.000%, 09/15/27	2	2
7.000%, 10/15/27	23	23
7.000%, 12/15/27	2	2
7.000%, 04/15/29	2	2
6.000%, 04/15/29	3	3
4.500%, 08/15/39	722	785
4.500%, 06/15/41	20	22
4.000%, 09/15/41	1,528	1,626
3.500%, 07/15/42	1,503	1,571
3.500%, 12/20/42	34	35
		4,168

Total U.S. Government Agency Mortgage-Backed Obligations
(Cost $49,853)		50,411

U.S. TREASURY OBLIGATIONS — 24.1%
U.S. Treasury Bonds — 3.8%
4.500%, 02/15/36	1,510	1,944
3.750%, 08/15/41	1,930	2,230
3.125%, 08/15/44	2,910	2,997
		7,171

U.S. Treasury Notes — 20.3%
3.000%, 09/30/16	920	945
2.625%, 08/15/20	1,020	1,070
2.375%, 08/15/24	660	670
2.250%, 11/15/24	610	612
2.125%, 05/15/25	1,560	1,546
1.625%, 12/31/19	3,760	3,785
1.250%, 10/31/15	7,020	7,033
1.250%, 10/31/19	610	606
0.375%, 01/15/16	5,205	5,207
0.250%, 09/15/15	5,895	5,895
0.250%, 11/30/15	985	985
0.250%, 12/15/15	10,135	10,136
		38,490

Total U.S. Treasury Obligations
(Cost $45,648)		45,661

	Number of Shares
COMMON STOCK — 0.2%
Consumer Discretionary — 0.2%
Houghton Mifflin Harcourt*	14,758	333

Total Common Stock
(Cost $166)		333

Number of Shares		Value (000)
MONEY MARKET FUND — 2.3%
PNC Advantage Institutional Money Market Fund, Institutional Shares
0.050%† (B)	4,406,520	$4,407

Total Money Market Fund
(Cost $4,407)		4,407

Total Investments Before Short-Term Investment Purchased with Collateral from Securities Loaned – 99.5%
(Cost $190,084)		188,724
SHORT-TERM INVESTMENT PURCHASED WITH COLLATERAL FROM SECURITIES LOANED — 0.9%

Money Market Fund — 0.9%
PNC Advantage Institutional Money Market Fund, Institutional Shares
0.050%† (B)	1,764,101	1,764

Total Short-Term Investment Purchased with Collateral From Securities Loaned
(Cost $1,764)		1,764

TOTAL INVESTMENTS — 100.4%
(Cost $191,848)**		190,488
Other Assets & Liabilities – (0.4)%		(688)
TOTAL NET ASSETS — 100.0%		$189,800

*	Non-income producing security.
**	Aggregate cost for Federal income tax purposes is (000) $191,917.

Gross unrealized appreciation (000)	$2,506
Gross unrealized depreciation (000)	(3,935)
Net unrealized depreciation (000)	$(1,429)

†	Affiliated Holding. See Note 3 in Notes to Schedules of Investments.
#	Security fully or partially on loan. Total Value of Securities on Loan is $1,678 (000).
(A)	Variable Rate Security — the rate shown is the rate in effect on August 31, 2015.
(B)	The rate quoted is the annualized seven-day effective yield of the fund at period end.
144A

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total value of Rule 144A securities is $7,492 (000) and represents 3.9% of net assets as of August 31, 2015.

See Notes to Schedules of Investments.

P N C  T o t a l  R e t u r n  A d v a n t a g e  F u n d

S C H E D U L E    O F    I N V E S T M E N T S

A u g u s t  3 1 ,  2 0 1 5    ( U n a u d i t e d )

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of August 31, 2015 is as follows (See Note 2 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)

Assets:

Asset-Backed Securities	$–	$14,210	$–	$14,210

Commercial Mortgage-Backed Securities	–	621	–	621

Common Stock	333	–	–	333

Corporate Bonds	–	72,287	–	72,287

Money Market Fund	4,407	–	–	4,407

Municipal Bond	–	794	–	794

Short-Term Investment Purchased with Collateral From Securities Loaned	1,764	–	–	1,764

U.S. Government Agency Mortgage-Backed Obligations	–	50,411	–	50,411

U.S. Treasury Obligations	–	45,661	–	45,661

Total Assets - Investments in Securities	$6,504	$183,984	$–	$190,488

There were no transfers between Levels during the three-month period ended August 31, 2015.

See Notes to Schedules of Investments.

P N C  U l t r a  S h o r t  B o n d  F u n d

S C H E D U L E    O F    I N V E S T M E N T S

A u g u s t  3 1 ,  2 0 1 5    ( U n a u d i t e d )

Par (000)		Value (000)
ASSET-BACKED SECURITIES — 21.8%
Automotive — 13.7%
Bank of America Auto Trust,
Series 2012-1, Cl A4
1.030%, 12/15/16	$2,740	$ 2,741
Ford Credit Auto Owner Trust,
Series 2014-A, Cl A3
0.790%, 05/15/18	5,217	5,214
Honda Auto Receivables Owner Trust,
Series 2014-3, Cl A3
0.880%, 06/15/18	3,630	3,625
Honda Auto Receivables Owner Trust,
Series 2015-1, Cl A2
0.700%, 06/15/17	1,900	1,899
Hyundai Auto Receivables Trust,
Series 2013-B, Cl A3
0.710%, 09/15/17	1,650	1,650
Hyundai Auto Receivables Trust,
Series 2013-B, Cl A4
1.010%, 02/15/19	4,005	4,007
Mercedes Benz Auto Lease Trust,
Series 2015-A, Cl A2A
0.780%, 02/15/17	4,308	4,309
Mercedes-Benz Auto Receivables Trust,
Series 2015-1, Cl A2A
0.820%, 06/15/18	4,310	4,299
Nissan Auto Lease Trust,
Series 2014-B, Cl A2A
0.730%, 04/17/17	4,919	4,919
Nissan Auto Receivables Owner Trust,
Series 2015-B, Cl A2A
0.830%, 07/16/18	4,985	4,985
Toyota Auto Receivables Owner Trust,
Series 2013-B Cl A3
0.890%, 07/17/17	1,419	1,420
Toyota Auto Receivables Owner Trust,
Series 2015-A, Cl A2
0.710%, 07/17/17	2,410	2,407
Toyota Auto Receivables Owner Trust,
Series 2015-C, Cl A2A
0.920%, 02/15/18	2,060	2,061
USAA Auto Owner Trust,
Series 2012-1, Cl A4
0.570%, 08/15/17	2,372	2,372
Volkswagen Auto Loan Enhanced Trust,
Series 2014-1, Cl A3
0.910%, 10/22/18	5,485	5,466
		51,374

Credit Cards — 6.5%
American Express Credit Account Master Trust,
Series 2013-3, Cl A
0.980%, 05/15/19	6,535	6,545
Capital One Multi-Asset Execution Trust,
Series 2013-A3, Cl A3
0.960%, 09/16/19	5,055	5,056
Chase Issuance Trust,
Series 2013-A8, Cl A8
1.010%, 10/15/18	6,040	6,046

	Par (000)	Value (000)

Citibank Credit Card Issuance Trust,
Series 2013-A6, Cl A6
1.320%, 09/07/18	$6,745	$ 6,757
		24,404

Equipment — 1.6%
John Deere Owner Trust,
Series 2013-A, Cl A3
0.600%, 03/15/17	2,530	2,529
John Deere Owner Trust,
Series 2015-A, Cl A2A
0.870%, 02/15/18	3,445	3,444
		5,973

Total Asset-Backed Securities
(Cost $81,835)		81,751

COLLATERALIZED MORTGAGE OBLIGATIONS — 5.9%
Banc of America Mortgage Trust,
Series 2003-A, Cl 1A1
2.497%, 02/25/33 (A)	7	7
Fannie Mae, Series 2002-47, Cl PE
5.500%, 08/25/17	161	164
Fannie Mae, Series 2002-55, Cl GC
5.500%, 09/25/17	156	160
Fannie Mae, Series 2003-120, Cl BY
4.000%, 12/25/18	1,479	1,524
Fannie Mae, Series 2003-15, Cl CB
5.000%, 03/25/18	1,705	1,766
Fannie Mae, Series 2003-24, Cl BC
5.000%, 04/25/18	235	243
Fannie Mae, Series 2003-74, Cl PG
4.500%, 08/25/18	1,322	1,373
Fannie Mae, Series 2008-18, Cl ND
4.000%, 05/25/20	695	714
Fannie Mae, Series 2008-51, Cl CD
4.500%, 11/25/22	139	139
Fannie Mae, Series 2011-6, Cl BA
2.750%, 06/25/20	3,246	3,294
Freddie Mac, Series 2677, Cl LE
4.500%, 09/15/18	1,546	1,610
Freddie Mac, Series 2748, Cl LG
4.500%, 02/15/19	1,165	1,211
Freddie Mac, Series 2892, Cl DB
4.500%, 11/15/19	2,532	2,641
Freddie Mac, Series 3825, Cl AB
3.000%, 08/15/20	2,868	2,938
Freddie Mac, Series 3826, Cl MC
1.750%, 07/15/18	1,226	1,234
Freddie Mac, Series 3977, Cl GA
1.500%, 07/15/19	2,942	2,963

Total Collateralized Mortgage Obligations
(Cost $22,023)		21,981

CORPORATE BONDS — 31.4%
Automotive — 0.6%
American Honda Finance (MTN)
0.950%, 05/05/17	2,465	2,456

See Notes to Schedules of Investments.

P N C  U l t r a  S h o r t  B o n d  F u n d

S C H E D U L E    O F    I N V E S T M E N T S

A u g u s t  3 1 ,  2 0 1 5    ( U n a u d i t e d )

	Par (000)	Value (000)
CORPORATE BONDS — continued
Cable — 1.1%
DIRECTV Holdings LLC
3.500%, 03/01/16	$2,100	$ 2,125
Viacom
6.250%, 04/30/16	2,000	2,067
		4,192

Consumer Discretionary — 0.6%
Carnival
1.200%, 02/05/16	2,170	2,171

Energy — 2.2%
BP Capital Markets PLC
3.200%, 03/11/16	2,900	2,934
Devon Energy
0.736%, 12/15/15 (A)	1,625	1,622
Enterprise Products Operating LLC
6.300%, 09/15/17	2,300	2,503
Marathon Oil
0.900%, 11/01/15	1,215	1,215
		8,274

Financials — 16.9%
Abbey National Treasury Services PLC
1.375%, 03/13/17	3,900	3,898
American Express
5.500%, 09/12/16	2,930	3,059
Bank of America
3.750%, 07/12/16	4,150	4,239
Bank of Nova Scotia
1.375%, 07/15/16	4,300	4,323
BB&T
5.200%, 12/23/15	2,200	2,229
BNP Paribas SA (MTN)
1.375%, 03/17/17	3,090	3,087
Capital One Bank
1.200%, 02/13/17	3,000	2,977
Citigroup
3.953%, 06/15/16	4,100	4,195
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
3.375%, 01/19/17	3,965	4,076
Deutsche Bank AG
3.250%, 01/11/16	2,765	2,787
Goldman Sachs Group
3.625%, 02/07/16	3,200	3,237
JPMorgan Chase
5.150%, 10/01/15	4,000	4,014
Morgan Stanley
1.750%, 02/25/16	3,100	3,113
Royal Bank of Canada
1.125%, 07/22/16	4,300	4,311
Toronto-Dominion Bank (GMTN)
2.500%, 07/14/16	4,000	4,056
UBS AG (MTN)
0.781%, 09/26/16 (A)	1,100	1,101
Wells Fargo (MTN)
2.100%, 05/08/17	4,000	4,046
Westpac Banking (GMTN)
0.950%, 01/12/16	4,300	4,307
		63,055

	Par (000)	Value (000)

Food, Beverage & Tobacco — 2.0%
Kraft Heinz Foods
1.600%, 06/30/17 144A	$1,850	$ 1,849
Kroger
3.900%, 10/01/15	2,115	2,120
PepsiCo
1.125%, 07/17/17	3,470	3,467
		7,436

Healthcare — 0.9%
Amgen
2.300%, 06/15/16	2,035	2,054
UnitedHealth Group
1.450%, 07/17/17	1,380	1,381
		3,435

Insurance — 0.6%
Aon
3.125%, 05/27/16	2,060	2,093

Materials — 0.4%
Rio Tinto Finance USA PLC
1.375%, 06/17/16	1,675	1,679

Retail — 0.8%
McDonald’s (MTN)
5.300%, 03/15/17	2,800	2,969

Technology — 1.7%
Amphenol
1.550%, 09/15/17	2,130	2,128
Hewlett-Packard
3.000%, 09/15/16	2,015	2,049
Johnson Controls
5.500%, 01/15/16	2,200	2,238
		6,415

Telecommunications — 1.8%
AT&T
2.400%, 08/15/16	3,000	3,035
Verizon Communications
0.700%, 11/02/15	3,750	3,750
		6,785

Utilities — 1.8%
National Rural Utilities Cooperative Finance (MTN)
0.950%, 04/24/17	1,980	1,974
NextEra Energy Capital Holdings
7.875%, 12/15/15	991	1,010
1.586%, 06/01/17	900	895
Xcel Energy
1.200%, 06/01/17	2,800	2,798
		6,677

Total Corporate Bonds
(Cost $117,820)		117,637

See Notes to Schedules of Investments.

Par (000)		Value (000)
U.S. TREASURY OBLIGATIONS — 38.9%
U.S. Treasury Notes — 38.9%
1.000%, 08/31/16	$20,605	$ 20,717
0.750%, 01/15/17	3,800	3,808
0.625%, 07/15/16	21,115	21,153
0.625%, 11/15/16	16,375	16,396
0.375%, 02/15/16	8,075	8,078
0.375%, 03/15/16	21,095	21,101
0.250%, 10/15/15	695	695
0.250%, 02/29/16	13,360	13,355
0.250%, 04/15/16	18,030	18,019
0.250%, 05/15/16	22,170	22,150

Total U.S. Treasury Obligations
(Cost $145,526)		145,472

Number of Shares
MONEY MARKET FUND — 1.8%
PNC Advantage Institutional Money Market Fund, Institutional Shares
0.050%† (B)	6,602,412	6,602

Total Money Market Fund
(Cost $6,602)		6,602
TOTAL INVESTMENTS — 99.8%
(Cost $373,806)*		373,443
Other Assets & Liabilities – 0.2%		586
TOTAL NET ASSETS — 100.0%		$374,029

*	Aggregate cost for Federal income tax purposes is (000) $373,808.

Gross unrealized appreciation (000)	$31
Gross unrealized depreciation (000)	(396)
Net unrealized depreciation (000)	$(365)

†	Affiliated Holding. See Note 3 in Notes to Schedules of Investments.
(A)	Variable Rate Security — the rate shown is the rate in effect on August 31, 2015.
(B)	The rate quoted is the annualized seven-day effective yield of the fund at period end.
144A

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total value of Rule 144A securities is $1,849 (000) and represents 0.5% of net assets as of August 31, 2015.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of August 31, 2015 is as follows (See Note 2 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)

Assets:

Asset-Backed Securities	$–	$81,751	$–	$81,751

Collateralized Mortgage Obligations	–	21,981	–	21,981

Corporate Bonds	–	117,637	–	117,637

Money Market Fund	6,602	–	–	6,602

U.S. Treasury Obligations	–	145,472	–	145,472

Total Assets - Investments in Securities	$6,602	$366,841	$–	$373,443

There were no transfers between Levels during the three-month period ended August 31, 2015.

See Notes to Schedules of Investments.

P N C  I n t e r m e d i a t e  T a x  E x e m p t  B o n d  F u n d

S C H E D U L E    O F    I N V E S T M E N T S

A u g u s t  3 1 ,  2 0 1 5    ( U n a u d i t e d )

	Par (000)	Value (000)
MUNICIPAL BONDS — 101.7%
Alaska — 1.4%
Municipality of Anchorage, Electric Utility (RB) Series A
4.000%, 12/01/20	$1,000	$ 1,108

Arizona — 2.7%
Arizona School Facilities Board (RB) (AMBAC)
5.000%, 07/01/16	1,000	1,034
5.000%, 07/01/17	1,000	1,067
		2,101

California — 6.3%
California Public Works Board, Various Capital Project (RB) Series A
5.000%, 04/01/23	1,000	1,183
California State Department of Water Resources, Power Supply (RB)
5.000%, 05/01/20	1,405	1,557
Golden State Tobacco Securitization (RB) Series A
5.000%, 06/01/18	2,000	2,214
		4,954

Connecticut — 2.8%
Connecticut State Health & Educational Facility Authority, Quinnipiac University (RB) Series L (DD)
5.000%, 07/01/30	2,000	2,238

Florida — 12.8%
Citizens Property Insurance (RB) Series A-1
5.000%, 06/01/21	1,400	1,624
5.000%, 06/01/22	1,500	1,734
Florida State Department of Transportation (RB)
5.000%, 07/01/18	1,850	2,015
University of North Florida Financing Corporation, Housing Project (RB) (NATL-RE)
5.000%, 11/01/18	1,720	1,864
Volusia County Educational Facility Authority (RB)
5.000%, 06/01/26	1,500	1,723
Volusia County Educational Facility Authority (RB) Series B
5.000%, 10/15/29	1,000	1,105
		10,065

Georgia — 2.3%
Atlanta Department of Aviation (RB) Series A
5.000%, 01/01/24	1,500	1,788

Illinois — 7.3%
Chicago Midway Airport (RB) Series B
5.000%, 01/01/23	2,500	2,929
Illinois State (GO)
5.500%, 07/01/26	1,125	1,220
5.250%, 07/01/28	1,535	1,604
		5,753

	Par (000)	Value (000)

Indiana — 6.3%
Ball State University, Housing and Dining System (RB)
5.000%, 07/01/26	$1,250	$1,454
Ball State University, Student Fee (RB) Series P
5.000%, 07/01/26	1,000	1,147
Indiana Finance Authority, Beacon Health Systems Obligated Group (RB) Series A
5.000%, 08/15/25	2,000	2,349
		4,950

Kansas — 1.7%
Olathe, Olathe Medical Center (RB) Series A
5.000%, 09/01/26	1,190	1,364

Louisiana — 5.3%
Louisiana Public Facilities Authority, Ochsner Clinic Foundation Project (RB)
5.250%, 05/15/23	2,655	3,006
New Orleans Aviation Board (RB) Series A
5.000%, 01/01/25	1,000	1,177
		4,183

Massachusetts — 9.5%
Commonwealth of Massachusetts (GO) Series B (AGM)
5.250%, 08/01/28	1,000	1,273
Massachusetts Development Finance Agency, Tufts Medical Center (RB) Series I
6.250%, 01/01/27	1,000	1,165
Massachusetts Housing Finance Agency (RB) Series 171
4.000%, 12/01/44	1,800	1,934
Massachusetts Water Resources Authority (RB) Series B (AGM)
5.250%, 08/01/23	1,125	1,387
Massachusetts Water Resources Authority (RB) Series J (AGM)
5.500%, 08/01/21	1,455	1,766
		7,525

Michigan — 4.3%
Michigan Finance Authority, Unemployment Obligation Assessment (RB)
5.000%, 07/01/20	2,000	2,273
Michigan State Hospital Finance Authority, Sparrow Health Obligated Group (RB)
5.000%, 11/15/18	290	315
Michigan State Hospital Finance Authority, Sparrow Health Obligated Group, Prerefunded 11/15/17 @ 100 (RB)
5.000%, 11/15/17##	710	778
		3,366

Missouri — 4.1%
Cape Girardeau County Industrial Development Authority, St. Francis Medical Center (RB) Series A
5.000%, 06/01/26	1,705	1,947
5.000%, 06/01/27	1,145	1,303
		3,250

See Notes to Schedules of Investments.

	Par (000)	Value (000)
MUNICIPAL BONDS — continued
Nevada — 1.4%
Clark County, Park and Regional Justice Center
(GO) Series B (AMBAC)
5.000%, 11/01/24	$1,100	$1,108

New Jersey — 1.4%
South Jersey Transportation Authority (RB)
Series A
5.000%, 11/01/29	1,000	1,082

New York — 6.9%
Monroe County (GO)
5.000%, 06/01/16	2,000	2,061
New York Local Government Assistance
Corporation (RB) Series 2008B-C/D
5.000%, 04/01/20	3,000	3,398
		5,459

North Carolina — 5.0%
Charlotte-Mecklenburg Hospital Authority,
Carolinas HealthCare System (RB)
Series B (SBPA - JPMorgan Chase Bank)
(VRDN)
0.010%, 09/01/15##	1,500	1,500
North Carolina Eastern Municipal Power Agency,
Prerefunded 07/01/22 @ 100 (RB) Series A
5.000%, 07/01/22	2,000	2,402
		3,902

Ohio — 3.1%
Ohio State Higher Education (GO) Series C
5.000%, 08/01/20	1,000	1,169
Ohio State University (RB) Series D
5.000%, 12/01/29	1,000	1,241
		2,410

Oklahoma — 1.4%
Oklahoma Housing Finance Agency (RB) Series A (GNMA)
5.000%, 09/01/27	1,000	1,132

Pennsylvania — 7.3%
Allegheny County Higher Education Building
Authority, Chatham University (RB) Series A
5.000%, 09/01/24	1,000	1,111
Allegheny County Hospital Development Authority, University of Pittsburgh Medical Center Project (RB) Series A
5.000%, 09/01/18	1,000	1,114
Monroeville Finance Authority (RB)
5.000%, 02/15/26	775	923
5.000%, 02/15/27	1,275	1,519
Philadelphia School District (GO)
Series B (AGM)
5.000%, 06/01/17	1,015	1,084
		5,751

Texas — 6.3%
Brownsville Utilities System (RB) Series A
5.000%, 09/01/25	2,220	2,580

	Par (000)	Value (000)

Dallas-Fort Worth International Airport (RB) Series G
5.000%, 11/01/26	$1,125	$ 1,285
Texas Tech University (RB) Twelfth Series
5.000%, 02/15/19	1,000	1,127
		4,992

Guam — 2.1%
Guam (RB) Series A
5.000%, 01/01/25	1,500	1,678

Total Municipal Bonds
(Cost $77,104)		80,159
TOTAL INVESTMENTS — 101.7%
(Cost $77,104)*		80,159
Other Assets & Liabilities – (1.7)%		(1,326)
TOTAL NET ASSETS — 100.0%		$78,833

*	Aggregate cost for Federal income tax purposes is (000) $77,104.

Gross unrealized appreciation (000)	$3,173
Gross unrealized depreciation (000)	(118)
Net unrealized appreciation (000)	$3,055

##	All or a portion of the security has been segregated on the Fund’s books and records for delayed-delivery transactions.

See Notes to Schedules of Investments.

P N C  I n t e r m e d i a t e  T a x  E x e m p t  B o n d  F u n d

S C H E D U L E    O F    I N V E S T M E N T S

A u g u s t  3 1 ,  2 0 1 5    ( U n a u d i t e d )

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of August 31, 2015 is as follows (See Note 2 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)

Assets:

Municipal Bonds	$–	$80,159	$–	$80,159

Total Assets - Investments in Securities	$–	$80,159	$–	$80,159

There were no transfers between Levels during the three-month period ended August 31, 2015.

See Notes to Schedules of Investments.

P N C  M a r y l a n d  T a x  E x e m p t  B o n d  F u n d

S C H E D U L E    O F    I N V E S T M E N T S

A u g u s t  3 1 ,  2 0 1 5    ( U n a u d i t e d )

	Par (000)	Value (000)
MUNICIPAL BONDS — 98.4%
District of Columbia — 2.3%
Washington Metropolitan Area Transit Authority (RB) Series A
5.250%, 07/01/24	$1,000	$1,137

Maryland — 89.1%
Annapolis (GO)
5.000%, 08/01/23	1,000	1,174
Baltimore County (GO) Series B
5.000%, 08/01/29	1,500	1,783
Baltimore, Wastewater Projects (RB) Series A (NATL-RE)
5.000%, 07/01/22	1,000	1,104
Charles County Consolidated Public Improvement (GO)
5.000%, 07/15/19	1,335	1,529
Frederick County, Urbana Community Development Authority (STRB) Series A
5.000%, 07/01/24	3,020	3,291
Howard County (GO) Series B
5.000%, 08/15/22	2,000	2,371
Maryland Community Development Administration (RB) Series B (NATL-RE)
5.150%, 06/01/22	20	20
5.125%, 06/01/17	20	20
Maryland Department of Transportation, Prerefunded 02/15/18 @ 100 (RB)
5.000%, 02/15/18	2,500	2,754
Maryland Department of Transportation, Prerefunded 09/01/18 @100 (RB) Second Issue
5.000%, 09/01/18	2,000	2,240
Maryland Economic Development Corporation, Potomac Electric Project (RB)
6.200%, 09/01/22	1,500	1,737
Maryland Health & Higher Educational Facilities Authority, Carroll Hospital Center, Prerefunded 07/01/16 @ 100 (RB)
5.000%, 07/01/16	975	1,013
Maryland Health & Higher Educational Facilities Authority, College of Notre Dame (RB) (ETM) (NATL-RE)
5.300%, 10/01/18	460	492
Maryland Health & Higher Educational Facilities Authority, Goucher College (RB) Series A
5.000%, 07/01/25	1,160	1,328
Maryland Health & Higher Educational Facilities Authority, Johns Hopkins Health System (RB)
5.000%, 05/15/26	1,500	1,717
5.000%, 07/01/27	2,200	2,534
Maryland Health & Higher Educational Facilities Authority, Lifebridge Health (RB)
5.000%, 07/01/19	850	913
Maryland Health & Higher Educational Facilities Authority, Lifebridge Health, Prerefunded 07/01/17 @100 (RB)
5.000%, 07/01/17	150	162
Maryland Health & Higher Educational Facilities Authority, MedStar Health (RB) Series A
5.000%, 08/15/26	3,000	3,472

	Par (000)	Value (000)

Maryland Health & Higher Educational Facilities Authority, Peninsula Medical Center (RB)
5.000%, 07/01/30	$1,000	$ 1,132
Maryland Stadium Authority (RB)
5.000%, 06/15/21	1,280	1,494
Maryland Transportation Authority, Transportation Facilities Project (RB)
5.000%, 07/01/19	1,500	1,666
Maryland Water Quality Financing Administration (RB) Series A
5.000%, 03/01/24	1,175	1,298
Montgomery County Revenue Authority, Department of Liquor Control (RB) Series A
5.000%, 04/01/18	1,000	1,101
5.000%, 04/01/21	1,075	1,254
Prince George’s County (GO) Series B
5.000%, 07/15/20	900	975
5.000%, 07/15/23	1,550	1,679
Prince George’s County Industrial Development Authority, Upper Marlboro Justice Center Project (RB) Series A (NATL-RE)
5.000%, 06/30/19	710	712
Washington Suburban Sanitation Commission (GO)
5.000%, 06/01/19	680	682
Worcester County Consolidated Public Improvement (GO)
5.000%, 03/01/22	2,000	2,372
		44,019

Guam — 5.6%
Guam (RB) Series A
5.000%, 01/01/27	2,500	2,771

Puerto Rico — 1.4%
Puerto Rico Public Finance Corporation (RB) Series E (ETM) (AGM)
6.000%, 08/01/26	510	658

Total Municipal Bonds
(Cost $46,695)		48,585
TOTAL INVESTMENTS — 98.4%
(Cost $46,695)*		48,585
Other Assets & Liabilities – 1.6%		803
TOTAL NET ASSETS — 100.0%		$49,388

*  Aggregate cost for Federal income tax purposes is (000) $46,690.

Gross unrealized appreciation (000)	$2,019
Gross unrealized depreciation (000)	(124)
Net unrealized appreciation (000)	$1,895

See Notes to Schedules of Investments.

P N C  M a r y l a n d  T a x  E x e m p t  B o n d  F u n d

S C H E D U L E    O F    I N V E S T M E N T S

A u g u s t  3 1 ,  2 0 1 5    ( U n a u d i t e d )

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of August 31, 2015 is as follows (See Note 2 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)

Assets:

Municipal Bonds	$–	$48,585	$–	$48,585

Total Assets - Investments in Securities	$–	$48,585	$–	$48,585

There were no transfers between Levels during the three-month period ended August 31, 2015.

See Notes to Schedules of Investments.

P N C  O h i o  I n t e r m e d i a t e  T a x  E x e m p t  B o n d  F u n d

S C H E D U L E    O F    I N V E S T M E N T S

A u g u s t  3 1 ,  2 0 1 5    ( U n a u d i t e d )

	Par (000)	Value (000)
MUNICIPAL BONDS — 95.1%
Ohio — 92.0%
Allen County Hospital Facilities, Catholic Healthcare Partners (RB) Series B
5.000%, 09/01/21	$1,680	$1,941
American Municipal Power, AMP Fremont Energy Center Project (RB)
5.000%, 02/15/25	1,500	1,721
American Municipal Power, Hydroelectric Projects (RB) Series C
5.000%, 02/15/22	2,000	2,251
Cleveland Department of Public Utilities Division of Water (RB) Series N (NATL-RE)
5.000%, 01/01/18	990	1,005
Columbus (GO) Series A
5.000%, 07/01/27	2,000	2,327
Cuyahoga County (GO)
5.650%, 05/15/18	385	415
Cuyahoga County, Prerefunded 12/01/19 @ 100 (GO) Series A
5.000%, 12/01/19	1,000	1,153
Franklin County Hospital Facilities, OhioHealth Corporation (RB)
5.000%, 05/15/28	1,150	1,323
Franklin County, Partially Prerefunded 12/01/15 @ 100 (GO)
5.000%, 12/01/15	950	961
Hamilton County Hospital Facilities, UC Health (RB)
5.000%, 02/01/28	830	932
5.000%, 02/01/29	850	945
Hilliard (GO) (NATL-RE)
5.000%, 12/01/21	240	243
Lucas County, ProMedica Healthcare Obligated Group (RB) Series D
5.000%, 11/15/21	2,005	2,359
Northeast Ohio Regional Sewer District (RB)
5.000%, 11/15/29	500	588
5.000%, 11/15/30	450	525
Ohio Housing Finance Agency (RB) Series 2 (GNMA, FNMA)
5.000%, 11/01/19	2,095	2,364
Ohio State Higher Educational Facility Commission (GO)
5.000%, 08/01/19	1,800	2,067
Ohio State Higher Educational Facility Commission, University of Dayton (RB) Series A
5.000%, 12/01/24	525	623
5.000%, 12/01/26	725	851
5.000%, 12/01/27	160	186
Ohio State Highway Capital Improvements (GO) Series Q
5.000%, 05/01/21	2,000	2,358
5.000%, 05/01/23	1,000	1,188
Ohio State Hospital Facility, Cleveland Clinic Health System (RB) Series B
5.000%, 01/01/23	2,000	2,235
Ohio State Public Facilities Commission, Coal Development Series M (GO)
5.000%, 02/01/24	1,310	1,592

	Par (000)	Value (000)

Ohio State Turnpike Commission (RB) Series A
5.000%, 02/15/19	$1,000	$ 1,122
Ohio State University (RB) Series A
5.000%, 12/01/29	1,100	1,299
Ohio State University (RB) Series D
5.000%, 12/01/25	1,935	2,374
Ohio State University (RB) Series D (ETM)
5.000%, 12/01/25	85	106
Ohio State Water Development Authority, Fresh Water Project (RB) Series B
5.250%, 12/01/23	1,000	1,236
5.000%, 12/01/20	2,015	2,351
Ohio State Water Development Authority, Water Pollution Control Project (RB)
5.000%, 06/01/23	1,265	1,530
Ohio State Water Development Authority, Water Pollution Control Project, Prerefunded 12/01/19 @ 100 (RB) Series A
5.000%, 12/01/19	1,505	1,739

		43,910

Guam — 3.1%
Guam (RB) Series A
5.000%, 01/01/26	1,350	1,502

Total Municipal Bonds
(Cost $43,031)		45,412
TOTAL INVESTMENTS — 95.1%
(Cost $43,031)*		45,412
Other Assets & Liabilities – 4.9%		2,328
TOTAL NET ASSETS — 100.0%		$47,740

*  Aggregate cost for Federal income tax purposes is (000) $43,030.

Gross unrealized appreciation (000)	$2,453
Gross unrealized depreciation (000)	(71)
Net unrealized appreciation (000)	$2,382

See Notes to Schedules of Investments.

P N C  O h i o   I n t e r m e d i a t e  T a x  E x e m p t  B o n d  F u n d

S C H E D U L E    O F    I N V E S T M E N T S

A u g u s t  3 1 ,  2 0 1 5    ( U n a u d i t e d )

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of August 31, 2015 is as follows (See Note 2 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)

Assets:

Municipal Bonds	$–	$45,412	$–	$45,412

Total Assets - Investments in Securities	$–	$45,412	$–	$45,412

There were no transfers between Levels during the three-month period ended August 31, 2015.

See Notes to Schedules of Investments.

P N C  T a x  E x e m p t  L i m i t e d  M a t u r i t y  B o n d  F u n d

S C H E D U L E    O F    I N V E S T M E N T S

A u g u s t  3 1 ,  2 0 1 5    ( U n a u d i t e d )

	Par (000)	Value (000)
MUNICIPAL BONDS — 98.4%
Alaska — 2.3%
Alaska Housing Finance Corporation, State Capital Project II (RB) Series A
5.000%, 12/01/22	$1,010	$ 1,179
Municipality of Anchorage, Electric Utility (RB) Series A
5.000%, 12/01/22	1,550	1,829
		3,008

Arizona — 3.4%
Arizona School Facilities Board (RB) (AMBAC)
5.000%, 07/01/18	1,735	1,900
Arizona Transportation Board, Maricopa County Regional Area (RB)
5.000%, 07/01/19	2,250	2,572
		4,472

California — 5.1%
California Public Works Board, Various Capital
Projects (RB) Series A
5.000%, 04/01/18	1,000	1,106
5.000%, 04/01/20	1,000	1,161
California State (GO)
5.000%, 11/01/18	2,000	2,252
California State, Economic Recovery, Prerefunded 07/01/19 @ 100 (GO) Series A
5.000%, 07/01/19	1,825	2,091
		6,610

District of Columbia — 1.4%
District of Columbia, The Catholic University of America (RB)
5.000%, 10/01/16	1,760	1,844

Florida — 10.1%
Central Florida Expressway Authority (BAN) (RB)
1.625%, 01/01/19	1,925	1,928
Citizens Property Insurance (RB) Series A-1
6.000%, 06/01/16	1,800	1,875
5.000%, 06/01/19	1,000	1,127
5.000%, 06/01/21	1,500	1,740
5.000%, 06/01/22	1,500	1,734
Palm Beach County Health Facilities Authority (RB)
4.000%, 12/01/19	1,000	1,082
Tampa Bay Water Regional Water Supply Authority Utility System (RB) Series B (ETM)
5.000%, 10/01/18	945	1,058
5.000%, 10/01/18	930	1,042
Volusia County Educational Facility Authority (RB)
5.000%, 06/01/24	1,345	1,560
		13,146

Illinois — 13.3%
Chicago Midway Airport (RB) Series B
5.000%, 01/01/22	1,000	1,160
Illinois (GO)
5.000%, 07/01/22	750	806

	Par (000)	Value (000)

Illinois (GO) Series A
4.000%, 01/01/17	$860	$ 888
4.000%, 01/01/21	2,000	2,083
Illinois (RB)
5.000%, 06/15/17	3,000	3,213
Illinois Finance Authority, DePaul University (RB)
5.000%, 10/01/20	1,500	1,722
Illinois Finance Authority, The Art Institute of
Chicago (RB) Series A
5.250%, 03/01/19	1,000	1,117
Illinois State Toll Highway Authority (RB) Series B (AGM) (SBPA - Landesbank Hessen-Thuringen) (VRDN)
0.260%, 01/02/16	1,000	1,000
Illinois State, Employment Security (RB) Series A
5.000%, 12/15/16	2,550	2,699
Metropolitan Water Reclamation District of Greater Chicago (GO) Series B
5.000%, 12/01/18	1,430	1,601
Will County Forest Preservation District (GO)
4.000%, 12/15/18	1,000	1,089
		17,378

Indiana — 3.5%
Indiana Finance Authority, Beacon Health Systems Obligated Group (RB) Series SE
5.000%, 08/15/20	1,000	1,149
5.000%, 08/15/21	1,000	1,162
Indiana Finance Authority, State of Indiana Revolving Fund Program (RB) Series A
5.250%, 02/01/17	2,100	2,239
		4,550

Kansas — 0.9%
Kansas State Department of Transportation (RB) Series B
5.000%, 09/01/19	1,000	1,149

Kentucky — 0.8%
Kentucky Public Transportation Infrastructure Authority, Downtown Crossing Project (BAN) (RB) Series A
5.000%, 07/01/17	1,000	1,071

Louisiana — 2.6%
Louisiana Public Facilities Authority, Ochsner Clinic (RB)
5.000%, 05/15/22	1,705	1,805
Louisiana Public Facilities Authority, Ochsner Clinic, Prerefunded 05/15/17 @ 100 (RB)
5.000%, 05/15/17	640	688
New Orleans Aviation Board (RB) Series A
5.000%, 01/01/24	790	929
		3,422

Maryland — 1.3%
Maryland Economic Development Corporation, Potomac Electric Project (RB)
6.200%, 09/01/22	1,500	1,737

See Notes to Schedules of Investments.

P N C  T a x  E x e m p t  L i m i t e d  M a t u r i t y  B o n d  F u n d

S C H E D U L E    O F    I N V E S T M E N T S

A u g u s t  3 1 ,  2 0 1 5    ( U n a u d i t e d )

	Par (000)	Value (000)
MUNICIPAL BONDS — continued
Massachusetts — 2.1%
Massachusetts Development Finance Agency,
Partners Health Care (RB) Series K-6 5.000%, 07/01/17	$1,500	$1,616
Massachusetts Housing Finance Agency (RB) Series 172
4.000%, 06/01/45	1,000	1,079
		2,695

Michigan — 3.7%
Michigan Finance Authority, Unemployment Obligation Assessment (RB)
5.000%, 07/01/20	1,000	1,137
Michigan Municipal Bond Authority, Clean Water Pooled Project (RB)
5.000%, 10/01/17	1,025	1,115
Michigan State Hospital Finance Authority, Ascension Health Senior Credit Group (RB)
Series F-3 (VRDN)
1.400%, 11/15/47	1,500	1,517
Michigan State, Environmental Program (GO) Series A
5.000%, 05/01/17	1,000	1,073
		4,842

Minnesota — 2.3%
Bemidji Minnesota Health Care, Prerefunded
09/01/16 @ 100 (RB)
5.000%, 09/01/16	1,050	1,098
Minnesota Public Facilities Authority (RB) Series C
5.000%, 03/01/17	1,745	1,860
		2,958

Missouri — 4.4%
Cape Girardeau County Industrial Development Authority, St. Francis Medical Center (RB)
Series A
5.000%, 06/01/20	1,000	1,138
5.000%, 06/01/22	1,570	1,820
Missouri Highway & Transportation
Commission (RB) Series A
5.000%, 05/01/22	2,360	2,829
		5,787

Nevada — 1.9%
Clark County, Motor Vehicle Fuel Tax (RB) (AMBAC)
5.000%, 07/01/17	1,805	1,946
Nevada, University System (GO) Series G (NATL-RE)
5.000%, 08/01/16	500	507
		2,453

New Jersey — 1.2%
New Jersey Economic Development Authority (RB)
5.000%, 06/15/18	1,500	1,593

	Par (000)	Value (000)

New York — 3.8%
Long Island Power Authority (RB) Series A
5.000%, 04/01/19	$1,385	$ 1,550
New York State Thruway Authority (RB) Series A
5.000%, 05/01/19	3,000	3,383
		4,933

North Carolina — 2.7%
Forsyth (GO) Series B
5.000%, 04/01/19	1,000	1,138
North Carolina Medical Care Commission, North Carolina Baptist Hospital (RB)
5.000%, 06/01/20	2,115	2,425
		3,563

Ohio — 1.7%
Franklin County, OhioHealth Corporation (RB) Series B (VRDN)
5.000%, 11/15/33	1,500	1,620
Hamilton County Hospital Facilities, UC Health (RB)
5.000%, 02/01/23	500	571
		2,191

Pennsylvania — 8.2%
Allegheny County Higher Education Building Authority, Chatham University (RB) Series A
5.000%, 09/01/17	1,010	1,072
5.000%, 09/01/19	610	670
4.000%, 09/01/15	920	920
Commonwealth of Pennsylvania (GO) Third Series A
5.000%, 07/15/18	1,695	1,881
Dauphin County (GO)
5.000%, 11/15/18	1,015	1,136
Pennsylvania Economic Development Financing Authority (RB) Series B
5.000%, 07/01/22	1,000	1,039
Pennsylvania Higher Educational Facilities Authority, University of Sciences in Philadelphia (RB) Series A
5.000%, 11/01/23	1,500	1,748
Pennsylvania Housing Finance Agency (RB) Series 105B
4.250%, 04/01/24	500	530
Pittsburgh Public Schools (GO) Series B (AGM)
5.000%, 09/01/16	1,635	1,708
		10,704

Tennessee — 0.8%
Tennessee Housing Development Agency, Residential Finance Program (RB) Series 2C
4.000%, 01/01/45	910	982

Texas — 9.2%
Dallas Independent School District (GO) (PSF-GTD)
5.000%, 02/15/18	2,500	2,750
Houston Texas Hotel Occupancy (RB) Series B
5.000%, 09/01/21	140	145

See Notes to Schedules of Investments.

	Par (000)	Value (000)
MUNICIPAL BONDS — continued
Texas — continued
Katy Independent School District, School
Building (GO) Series A (PSF-GTD)
5.000%, 02/15/21	$2,000	$ 2,348
Texas, Highway Improvement (GO) Series B
5.000%, 04/01/17	3,025	3,238
Texas, Public Finance Authority (GO) Series A
5.000%, 10/01/17	500	545
University of Texas System (RB) Series A
5.000%, 08/15/21	1,400	1,658
University of Texas System (RB) Series B
5.000%, 08/15/21	1,100	1,303
		11,987

Utah — 3.7%
Nebo School District, School Building (GO)
5.000%, 07/01/19	1,000	1,139
Utah State (GO) Series A
4.000%, 07/01/17	3,485	3,702
		4,841

Virginia — 0.8%
York County Economic Development Authority, Virginia Electric and Power Company Project (RB) Series A (VRDN)
1.875%, 05/01/33	1,050	1,064

	Par (000)	Value (000)
Washington — 5.3%
Energy Northwest, Project 3 (RB) Series A
5.000%, 07/01/18	$1,985	$ 2,212
Port of Seattle (RB) Series B
5.000%, 03/01/21	2,200	2,554
Washington (GO) Series 2011-A
5.000%, 01/01/18	2,000	2,195
		6,961

Guam — 1.9%
Guam (RB) Series C
5.000%, 11/15/18	2,265	2,508

Total Municipal Bonds
(Cost $126,660)		128,449
TOTAL INVESTMENTS — 98.4%
(Cost $126,660)*		128,449
Other Assets & Liabilities – 1.6%		2,109
TOTAL NET ASSETS — 100.0%		$130,558

*  Aggregate cost for Federal income tax purposes is (000) $126,660.

Gross unrealized appreciation (000)	$2,110
Gross unrealized depreciation (000)	(321)
Net unrealized appreciation (000)	$1,789

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of August 31, 2015 is as follows (See Note 2 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)

Assets:

Municipal Bonds	$–	$128,449	$–	$128,449

Total Assets - Investments in Securities	$–	$128,449	$–	$128,449

There were no transfers between Levels during the three-month period ended August 31, 2015.

See Notes to Schedules of Investments.

P N C  G o v e r n m e n t  M o n e y  M a r k e t  F u n d

S C H E D U L E    O F    I N V E S T M E N T S

A u g u s t  3 1 ,  2 0 1 5    ( U n a u d i t e d )

	Par (000)	Value (000)
U.S. GOVERNMENT AGENCY OBLIGATIONS — 61.6%
Federal Farm Credit Bank — 0.6%
Federal Farm Credit Bank (DN)
0.060%, 09/25/15	$8,500	$8,499
Federal Home Loan Bank — 24.2%
Federal Home Loan Bank (DN)
0.140%, 09/02/15	9,500	9,500
0.090%, 09/04/15	9,000	9,000
0.090%, 09/08/15	5,000	5,000
0.165%, 09/09/15	9,900	9,900
0.090%, 09/11/15	7,920	7,920
0.085%, 09/17/15	9,000	9,000
0.065%, 09/25/15	7,450	7,450
0.080%, 10/02/15	12,500	12,499
0.080%, 10/05/15	5,300	5,300
0.090%, 10/07/15	32,300	32,297
0.125%, 10/09/15	24,000	23,997
0.091%, 10/14/15	6,500	6,499
0.110%, 10/16/15	16,600	16,598
0.091%, 10/21/15	7,500	7,499
0.100%, 10/23/15	26,705	26,700
0.105%, 10/28/15	8,000	7,999
0.118%, 10/30/15	7,400	7,398
0.100%, 11/04/15	36,300	36,292
0.160%, 11/06/15	12,495	12,491
0.180%, 11/09/15	8,500	8,497
0.160%, 11/10/15	15,000	14,995
0.120%, 11/12/15	7,450	7,448
0.135%, 11/18/15	9,000	8,997
0.155%, 11/20/15	5,200	5,198
0.120%, 11/25/15	5,000	4,998
0.220%, 12/04/15	10,400	10,394
0.150%, 12/15/15	5,500	5,498
0.183%, 01/20/16	18,550	18,537
Federal Home Loan Bank (FRN)
0.191%, 12/16/15	2,000	2,000
		339,901

Federal Home Loan Mortgage Corporation — 19.7%
Federal Home Loan Mortgage Corporation (DN)
0.118%, 09/04/15	4,000	4,000
0.065%, 09/17/15	2,000	2,000
0.080%, 09/28/15	12,500	12,499
0.070%, 09/29/15	10,000	10,000
0.075%, 10/01/15	12,400	12,399
0.139%, 10/02/15	27,000	26,997
0.060%, 10/05/15	9,200	9,200
0.100%, 10/09/15	5,000	5,000
0.125%, 10/20/15	9,300	9,298
0.090%, 10/22/15	5,000	4,999
0.070%, 10/23/15	8,000	7,999
0.110%, 10/29/15	55,300	55,293
0.121%, 10/30/15	33,862	33,855
0.140%, 11/04/15	9,000	8,998
0.100%, 11/05/15	25,000	24,996
0.130%, 11/06/15	5,000	4,999
0.150%, 12/02/15	9,300	9,296
0.140%, 12/04/15	5,300	5,298
0.201%, 12/07/15	9,000	8,994
0.115%, 12/21/15	5,000	4,998
0.140%, 12/30/15	7,000	6,997

Par (000)		Value (000)

0.185%, 01/21/16	$7,600	$ 7,594
		275,709

Federal National Mortgage Association — 17.1%
Federal National Mortgage Association (DN)
0.126%, 09/01/15	9,500	9,500
0.080%, 09/02/15	16,000	16,000
0.095%, 09/23/15	3,000	3,000
0.070%, 10/07/15	14,200	14,199
0.065%, 10/14/15	5,200	5,200
0.160%, 10/26/15	6,000	5,999
0.133%, 11/04/15	36,400	36,391
0.115%, 11/06/15	9,100	9,098
0.130%, 11/12/15	40,300	40,287
0.110%, 11/16/15	5,000	4,999
0.120%, 11/17/15	8,500	8,498
0.105%, 11/18/15	19,600	19,594
0.149%, 11/25/15	22,300	22,292
0.135%, 12/10/15	9,100	9,097
0.150%, 12/15/15	15,000	14,993
0.130%, 12/17/15	7,400	7,397
0.220%, 01/13/16	4,500	4,496
0.180%, 01/27/16	8,350	8,344
		239,384

Total U.S. Government Agency Obligations
(Cost $863,493)		863,493
U.S. TREASURY OBLIGATIONS — 4.9%
U.S. Treasury Notes — 4.9%
0.250%, 10/31/15	39,000	39,010
0.095%, 01/31/16 (FRN)	20,350	20,350
0.103%, 10/31/16 (FRN)	9,500	9,498
		68,858

Total U.S. Treasury Obligations
(Cost $68,858)		68,858

	Number of Shares
MONEY MARKET FUNDS — 1.1%
Invesco Government & Agency Portfolio
0.040% (A)	1,000,000	1,000
PNC Advantage Institutional Government Money Market Fund, Institutional Shares
0.030%† (A)	15,016,999	15,017

Total Money Market Funds
(Cost $16,017)		16,017

See Notes to Schedules of Investments.

Par (000)		Value (000)
REPURCHASE AGREEMENTS — 35.2%

Credit Suisse Securities LLC

0.130% (dated 08/31/15, due 09/01/15, repurchase price $55,000,199, collateralized by U.S. Treasury Notes, 0.375% to 1.625%, due 10/31/16 to 12/31/19, total value $56,104,416)	$55,000	$55,000

Goldman Sachs & Co.

0.110% (dated 08/31/15, due 09/01/15, repurchase price $101,000,309, collateralized by Federal Home Loan Mortgage Corporation Bond and Federal National Mortgage Association Bonds, 3.000% to 5.500%, due 06/01/20 to 07/01/45, total value $103,020,001)	101,000	101,000

HSBC Securities USA

0.120% (dated 08/31/15, due 09/01/15, repurchase price $80,000,267, collateralized by Federal National Mortgage Association Bond, 5.000%, due 07/01/23, total value $81,600,587) (B)	80,000	80,000

0.110% (dated 08/31/15, due 09/01/15, repurchase price $15,000,046, collateralized by U.S. Treasury Note, 0.750%, due 03/31/18, total value $15,304,952) (B)	15,000	15,000

	Par (000)	Value (000)

Merrill Lynch Pierce Fenner & Smith

0.100% (dated 08/31/15, due 09/01/15, repurchase price $147,832,411, collateralized by Government National Mortgage Association Bond, 3.500%, due 03/20/45, total value $150,788,641)	$147,832	$147,832

Toronto Dominion Securities LLC

0.130% (dated 08/31/15, due 09/01/15, repurchase price $94,000,339, collateralized by Federal National Mortgage Association Bond and U.S. Treasury Floating Rate Note, 0.194% to 3.500%, due 04/30/16 to 04/01/26, total value $95,880,000)	94,000	94,000

Total Repurchase Agreements
(Cost $492,832)		492,832
TOTAL INVESTMENTS — 102.8%
(Cost $1,441,200)*		1,441,200
Other Assets & Liabilities – (2.8)%		(39,086)
TOTAL NET ASSETS — 100.0%		$1,402,114

*	Also cost for Federal income tax purposes.
†	Affiliated Holding. See Note 3 in Notes to Schedules of Investments.
(A)	The rate quoted is the annualized seven-day effective yield of the fund at period end.
(B)	Total value of HSBC Securities USA Repurchase Agreements is $95,000(000).

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of August 31, 2015 is as follows (See Note 2 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)

Assets:

Money Market Funds	$16,017	$–	$–	$16,017

Repurchase Agreements	–	492,832	–	492,832

U.S. Government Agency Obligations	–	863,493	–	863,493

U.S. Treasury Obligations	–	68,858	–	68,858

Total Assets - Investments in Securities	$16,017	$1,425,183	$–	$1,441,200

There were no transfers between Levels during the three-month period ended August 31, 2015.

See Notes to Schedules of Investments.

P N C  M o n e y  M a rk e t  F u n d

S C H E D U L E    O F    I N V E S T M E N T S

A u g u s t  3 1 ,  2 0 1 5    ( U n a u d i t e d )

	Par (000)	Value (000)
ASSET-BACKED SECURITIES — 2.5%
Automotive — 2.5%
CarMax Auto Owner Trust, Series 2015-1, Cl A1
0.240%, 03/15/16	$829	$829
Ford Credit Auto Lease Trust, Series 2015-A, Cl A1
0.320%, 05/16/16 144A	3,711	3,711
Huntington Auto Trust, Series 2015-1, Cl A1
0.350%, 06/15/16	4,060	4,060
Hyundai Auto Lease Securitization Trust, Series 2015-A, Cl A1
0.280%, 03/15/16 144A	2,660	2,660
Hyundai Auto Lease Securitization Trust, Series 2015-B, Cl A1
0.380%, 06/15/16 144A	5,420	5,420
Hyundai Auto Receivables Trust, Series 2015-B, Cl A1
0.330%, 04/15/16	1,875	1,874
Mercedes-Benz Auto Receivables Trust, Series 2015-1, Cl A1
0.390%, 08/15/16	9,767	9,767
Porsche Innovative Lease Owner Trust, Series 2015-1, Cl A1
0.320%, 05/23/16 144A	2,481	2,481
USAA Auto Owner Trust, Series 2015-1, Cl A1
0.380%, 08/15/16	5,173	5,172

Total Asset-Backed Securities
(Cost $35,974)		35,974

CERTIFICATES OF DEPOSIT — 4.2%
Yankee — 4.2%
Canadian Imperial Bank of Commerce NY
0.150%, 09/21/15	8,500	8,500
0.150%, 10/05/15	8,500	8,500
0.240%, 10/28/15	8,500	8,500
DnB Bank ASA
0.240%, 09/21/15	8,000	7,999
HSBC Bank USA (FRN)
0.368%, 02/17/16	8,320	8,320
Nordea Bank Finland NY
0.255%, 10/28/15	8,500	8,500
Svenska Handelsbanken
0.220%, 09/17/15	9,500	9,500

Total Certificates of Deposit
(Cost $59,819)		59,819

ASSET-BACKED COMMERCIAL PAPER† — 21.0%
Financial Services — 21.0%
Alpine Securitization
0.210%, 09/01/15	2,400	2,400
0.260%, 10/01/15	7,000	6,999
CAFCO LLC
0.280%, 11/25/15	7,000	6,995
Charta
0.200%, 09/23/15	8,000	7,999
Ciesco LLC
0.160%, 09/01/15	3,000	3,000

	Par (000)	Value (000)

Collateralized CP II LLC
0.240%, 09/02/15	$6,000	$6,000
0.250%, 09/18/15	5,000	4,999
0.240%, 10/13/15	7,000	6,998
CRC Funding LLC
0.180%, 09/21/15	4,500	4,500
0.250%, 09/23/15	3,000	3,000
Erste Abwicklungsanstalt
0.320%, 11/23/15	8,000	7,994
Fairway Finance LLC
0.261%, 10/16/15	12,000	11,996
0.250%, 11/09/15	7,000	6,997
Gotham Funding
0.170%, 09/02/15	8,500	8,500
0.180%, 09/24/15	4,000	4,000
Kells Funding LLC
0.280%, 11/20/15	7,000	6,996
Liberty Street Funding LLC
0.200%, 09/09/15	8,000	8,000
0.200%, 09/21/15	7,000	6,999
0.240%, 09/28/15	8,000	7,999
0.230%, 10/05/15	7,000	6,998
0.250%, 10/19/15	8,000	7,997
0.250%, 10/22/15	5,500	5,498
Matchpoint Finance PLC
0.320%, 11/16/15	9,000	8,994
Nieuw Amsterdam Receivables
0.150%, 09/04/15	8,500	8,500
0.260%, 09/10/15	5,000	5,000
0.160%, 09/22/15	8,500	8,499
0.220%, 10/01/15	5,000	4,999
0.230%, 10/02/15	8,000	7,998
0.270%, 11/12/15	8,000	7,996
Old Line Funding LLC
0.200%, 09/16/15	8,000	7,999
0.250%, 10/20/15	8,000	7,997
Regency Markets No. 1 LLC
0.180%, 09/16/15	8,500	8,499
0.200%, 09/21/15	6,000	5,999
Starbird Funding
0.250%, 09/15/15	8,000	7,999
0.280%, 10/05/15	5,000	4,999
0.300%, 11/09/15	5,500	5,497
Thunder Bay Funding LLC
0.150%, 09/25/15	8,000	7,999
0.230%, 10/01/15	8,000	7,998
0.230%, 10/05/15	4,500	4,499
0.361%, 12/07/15	7,500	7,493
Victory Receivables
0.170%, 09/08/15	3,000	3,000
0.170%, 09/18/15	7,000	6,999
0.180%, 09/22/15	4,000	4,000
0.200%, 10/02/15	8,000	7,999
0.220%, 10/09/15	9,000	8,998

Total Asset-Backed Commercial Paper
(Cost $302,824)		302,824

See Notes to Schedules of Investments.

Par (000)		Value (000)
COMMERCIAL PAPER† — 36.0%
Banks — 10.7%
Australia & New Zealand Banking Group
0.240%, 10/26/15	$7,000	$ 6,997
BNP Paribas
0.050%, 09/01/15	14,000	14,000
Commonwealth Bank of Australia
0.230%, 10/08/15	14,000	13,997
0.250%, 11/10/15	9,000	8,996
Credit Suisse NY
0.280%, 10/21/15	6,000	5,998
DnB Bank ASA
0.145%, 09/28/15	8,500	8,499
0.235%, 10/05/15	14,000	13,997
0.220%, 10/21/15	6,000	5,998
European Investment Bank
0.170%, 09/25/15	9,000	8,999
HSBC USA
0.320%, 12/01/15	8,500	8,493
Oversea-Chinese Banking
0.200%, 09/02/15	8,000	8,000
0.210%, 09/09/15	7,000	7,000
Svenska Handelsbanken
0.200%, 09/10/15	7,000	7,000
0.220%, 09/14/15	11,250	11,249
0.170%, 09/22/15	8,000	7,999
0.300%, 11/23/15	8,000	7,994
Toronto-Dominion Holdings
0.130%, 09/02/15	8,500	8,500
		153,716

Consumer Staples — 0.6%
Colgate-Palmolive
0.110%, 09/17/15	9,000	9,000

Education Services — 0.2%
Northwestern University
0.150%, 09/29/15	3,000	3,000

Financial Services — 12.2%
American Honda Finance
0.120%, 09/09/15	7,000	7,000
0.130%, 09/25/15	4,000	4,000
0.130%, 10/06/15	5,000	4,999
0.160%, 10/21/15	5,000	4,999
0.190%, 11/05/15	7,000	6,998
BMW US Capital LLC
0.150%, 09/08/15	4,860	4,860
0.110%, 09/11/15	7,000	7,000
0.130%, 10/01/15	6,500	6,499
0.160%, 10/13/15	8,000	7,998
CPPIB Capital
0.149%, 09/15/15	14,000	13,999
0.160%, 09/23/15	7,000	6,999
0.120%, 09/25/15	6,000	6,000
0.130%, 10/01/15	8,500	8,499
0.150%, 10/06/15	7,000	6,999
0.230%, 11/23/15	9,000	8,995
Novartis Finance
0.100%, 09/18/15	8,500	8,500
PACCAR Financial
0.120%, 09/10/15	6,250	6,250
0.120%, 09/18/15	8,250	8,250
0.130%, 09/25/15	5,875	5,874

	Par (000)	Value (000)

Toyota Motor Credit
0.200%, 09/29/15	$11,000	$ 10,998
0.248%, 12/14/15	16,400	16,400
0.381%, 01/11/16	5,500	5,492
0.302%, 06/13/16 (MTN) (FRN)	7,750	7,750
		175,358

Food, Beverage & Tobacco — 1.0%
Coca-Cola
0.230%, 10/28/15	8,000	7,997
0.250%, 11/23/15	7,000	6,996
		14,993

Healthcare — 1.6%
Abbott Laboratories
0.120%, 09/24/15	14,000	13,999
Sanofi
0.130%, 09/25/15	8,500	8,499
		22,498

Industrials — 1.4%
3M
0.100%, 09/28/15	11,500	11,499
General Electric
0.160%, 09/08/15	8,100	8,100
		19,599

Information Technology — 3.4%
Apple
0.110%, 09/16/15	8,500	8,499
0.120%, 09/21/15	2,000	2,000
0.190%, 10/28/15	14,000	13,996
International Business Machines
0.110%, 09/21/15	8,500	8,499
0.120%, 09/23/15	16,500	16,499
		49,493

Insurance — 3.2%
MetLife Short Term Funding LLC
0.140%, 09/01/15	8,000	8,000
0.165%, 09/23/15	8,500	8,499
0.170%, 09/28/15	10,000	9,999
0.170%, 10/05/15	8,000	7,999
0.200%, 10/26/15	8,000	7,997
New York Life Capital
0.130%, 10/21/15	3,715	3,714
		46,208

Retail — 0.6%
Walmart Stores
0.090%, 09/09/15	8,915	8,915

Sovereign Agency — 1.1%
Kreditansalt Fur Wiederaufbau
International Finance (Germany)
0.160%, 09/30/15	7,000	6,999
0.220%, 10/23/15	8,500	8,497
		15,496
Total Commercial Paper
(Cost $518,276)		518,276

See Notes to Schedules of Investments.

P N C  M o n e y  M a r k e t  F u n d

S C H E D U L E    O F    I N V E S T M E N T S

A u g u s t  3 1 ,  2 0 1 5    ( U n a u d i t e d )

	Par (000)	Value (000)
CORPORATE BOND — 1.1%
Banks — 1.1%
Wells Fargo Bank NA (MTN) (FRN)
0.406%, 09/15/15	$16,000	$16,000

Total Corporate Bond
(Cost $16,000)		16,000

FUNDING AGREEMENT — 1.0%
New York Life Funding Agreement
0.286%, 06/13/16 (A)	14,000	14,000

Total Funding Agreement
(Cost $14,000)		14,000

MUNICIPAL SECURITIES — 13.1%
Connecticut — 2.2%
Connecticut Health & Educational Facility Authority, Yale University (RB) Series U (VRDN) 0.010%, 09/02/15	32,540	32,540

Mississippi — 1.3%
Mississippi Business Finance Corporation, Chevron USA, Inc. Project (RB) Series C (VRDN)
0.010%, 09/01/15	9,180	9,180
0.010%, 09/02/15	9,000	9,000
		18,180

Ohio — 3.2%
Ohio State Common Schools (GO) Series A (VRDN)
0.010%, 09/02/15	17,945	17,945
Ohio State Common Schools (GO) Series B (VRDN)
0.010%, 09/02/15	4,560	4,560
Ohio State University (RB) Series B (VRDN)
0.010%, 09/02/15	16,775	16,775
0.010%, 09/02/15	7,100	7,100
		46,380

Texas — 4.2%
Harris County Health Facilities Development Corporation, Methodist Hospital System (RB) Series A-1 (VRDN)
0.010%, 09/01/15	7,600	7,600
Harris County Health Facilities Development Corporation, Methodist Hospital System (RB) Series A-2 (VRDN)
0.010%, 09/01/15	2,000	2,000
Houston Higher Education Finance, Rice University Project (RB) Series B (VRDN)
0.010%, 09/02/15	3,000	3,000
Lower Neches Valley Authority Industrial Development, ExxonMobil Project (RB) Series A (VRDN)
0.010%, 09/01/15	22,300	22,300
Red River Education Financing Corporation, Texas Christian University Project (RB) (SBPA - Northern Trust) (VRDN)

	Par (000)	Value (000)

0.020%, 09/02/15	$16,000	$ 16,000
0.010%, 09/02/15	9,600	9,600
		60,500

Virginia — 1.7%
Loudoun County Industrial Development Authority, Howard Hughes Medical Institute (RB) Series B (VRDN) 0.010%, 09/02/15	10,800	10,800
Loudoun County Industrial Development Authority, Howard Hughes Medical Institute (RB) Series E (VRDN) 0.010%, 09/02/15	13,400	13,400
		24,200

Wyoming — 0.5%
Uinta County, Chevron USA, Inc. Project (RB) (VRDN) 0.010%, 09/01/15	7,500	7,500

Total Municipal Securities
(Cost $189,300)		189,300

U.S. GOVERNMENT AGENCY OBLIGATIONS — 1.6%
Federal Home Loan Bank — 1.6%
Federal Home Loan Bank (DN)
0.125%, 10/09/15	5,600	5,599
0.100%, 10/23/15	6,000	5,999
0.155%, 11/20/15	11,000	10,996

Total U.S. Government Agency Obligations
(Cost $22,594)		22,594

U.S. TREASURY OBLIGATION — 1.2%
U.S. Treasury Note — 1.2%
0.103%, 10/31/16 (FRN)	17,100	17,096
Total U.S. Treasury Obligation
(Cost $17,096)		17,096

REPURCHASE AGREEMENTS — 17.9%

Credit Suisse Securities LLC

0.130% (dated 08/31/15, due 09/01/15, repurchase price $30,000,108, collateralized by U.S. Treasury Note, 2.000%, due 10/31/21 to 02/15/25, total value $30,600,967)	30,000	30,000

Goldman Sachs & Co.

0.110% (dated 08/31/15, due 09/01/15, repurchase price $53,000,162, collateralized by Federal National Mortgage Association Bonds, 3.000% to 4.000%, due 06/01/21 to 08/01/45, total value $54,060,000)	53,000	53,000

HSBC Securities USA

0.120% (dated 08/31/15, due 09/01/15, repurchase price $36,000,120, collateralized by Federal National Mortgage Association Bond, 3.000% to 4.500%, due 05/01/41 to 03/01/44, total value $36,721,014) (B)	36,000	36,000

See Notes to Schedules of Investments.

	Par (000)	Value (000)
REPURCHASE AGREEMENTS — continued

0.110% (dated 08/31/15, due 09/01/15, repurchase price $5,000,015, collateralized by U.S. Treasury Note, 0.750%, due 03/31/18, total value $5,103,313) (B)	$5,000	$5,000

Merrill Lynch Pierce Fenner & Smith

0.100% (dated 08/31/15, due 09/01/15, repurchase price $83,000,231, collateralized by Government National Mortgage Association Bonds, 3.500% to 4.500%, due 02/20/45 to 08/20/45, total value $84,660,000)	83,000	83,000

Toronto Dominion Securities LLC

0.130% (dated 08/31/15, due 09/01/15, repurchase price $51,000,184, collateralized by Federal Home Loan Mortgage Corporation Bonds and U.S. Treasury Note, 2.000% to 4.500%, due 11/30/20 to 07/01/41, total value $52,020,099)	51,000	51,000

Total Repurchase Agreements
(Cost $258,000)		258,000

TOTAL INVESTMENTS — 99.6%
(Cost $1,433,883)*		1,433,883

Other Assets & Liabilities – 0.4%		5,399

TOTAL NET ASSETS — 100.0%		$1,439,282

*	Also cost for Federal income tax purposes.
†	The rate shown is the effective yield at purchase date.
(A)	Illiquid Security. Total value of illiquid securities is $14,000 (000) and represents 1.0% of net assets as of August 31, 2015.
(B)	Total value of HSBC Securities USA Repurchase Agreements is $41,000(000).
144A

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total value of Rule 144A securities is $14,272 (000) and represents 1.0% of net assets as of August 31, 2015.

See Notes to Schedules of Investments.

P N C  M o n e y  M a r k e t  F u n d

S C H E D U L E    O F    I N V E S T M E N T S

A u g u s t  3 1 ,  2 0 1 5    ( U n a u d i t e d )

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of August 31, 2015 is as follows (See Note 2 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)

Assets:

Asset-Backed Commercial Paper	$–	$302,824	$–	$302,824

Asset-Backed Securities	–	35,974	–	35,974

Certificates of Deposit	–	59,819	–	59,819

Commercial Paper	–	518,276	–	518,276

Corporate Bond	–	16,000	–	16,000

Funding Agreement	–	14,000	–	14,000

Municipal Securities	–	189,300	–	189,300

Repurchase Agreements	–	258,000	–	258,000

U.S. Government Agency Obligations	–	22,594	–	22,594

U.S. Treasury Obligation	–	17,096	–	17,096

Total Assets - Investments in Securities	$–	$1,433,883	$–	$1,433,883

There were no transfers between Levels during the three-month period ended August 31, 2015.

See Notes to Schedules of Investments.

P N C  T a x  E x e m p t  M o n e y  M a r k e t  F u n d

S C H E D U L E    O F    I N V E S T M E N T S

A u g u s t  3 1 ,  2 0 1 5    ( U n a u d i t e d )

	Par (000)	Value (000)
MUNICIPAL SECURITIES — 87.8%
Alaska — 1.6%
Valdez Alaska Marine Terminal, Exxon Pipeline Project (RB) Series C (VRDN)
0.010%, 09/01/15	$9,300	$9,300

California — 3.4%
California State (GO) Series A (LOC - Royal Bank of Canada) (VRDN)
0.010%, 09/02/15	4,400	4,400
California State (GO) Series B, Sub-Series B-4 (LOC - JPMorgan Chase Bank) (VRDN)
0.010%, 09/02/15	14,600	14,600

		19,000

Connecticut — 3.4%
Connecticut State Health & Educational Facility Authority, Yale University (RB) Series U-2 (VRDN)
0.010%, 09/02/15	16,000	16,000
Connecticut State Health & Educational Facility Authority, Yale University (RB) Series V-2 (VRDN)
0.010%, 09/01/15	3,500	3,500

		19,500

District of Columbia — 2.4%
District of Columbia, Georgetown University (RB) Series C (LOC - Union Bank) (VRDN)
0.020%, 09/03/15	13,650	13,650

Florida — 1.5%
Citizens Property Insurance (RB) Series A-1
5.000%, 06/01/16	3,535	3,654
6.000%, 06/01/16	4,645	4,835

		8,489

Indiana — 0.4%
Purdue University, Student Facilities System (RB) Series A (VRDN)
0.010%, 09/02/15	2,435	2,435

Iowa — 4.4%
Iowa City (RB) (SBPA - U.S. Bank NA) (VRDN)
0.020%, 09/01/15	14,165	14,165
Iowa Finance Authority, Drake University Project (RB) (LOC - Wells Fargo Bank) (VRDN)
0.010%, 09/01/15	5,895	5,895
Iowa Higher Education Loan Authority (RN) Series B
2.500%, 05/12/16	4,600	4,670

		24,730

Kentucky — 0.8%
Berea Educational Facilities, Berea College Project (RB) Series A (VRDN)

	Par (000)	Value (000)

0.010%, 09/01/15	$2,700	$2,700
Berea Educational Facilities, Berea College Project (RB) Series B (VRDN)
0.010%, 09/01/15	2,035	2,035

		4,735

Louisiana — 1.8%
Louisiana Public Facilities Authority, CHRISTUS Health (RB) Series B-3 (LOC - Bank of New York Mellon) (VRDN)
0.010%, 09/02/15	10,310	10,310

Maryland — 3.2%
Baltimore County (BAN) (GO)
1.250%, 04/01/16	10,000	10,062
Montgomery County (BAN) (GO) Series A (SBPA - Wells Fargo Bank) (VRDN)
0.010%, 09/01/15	8,100	8,100

		18,162

Massachusetts — 1.8%
Massachusetts Bay Transportation Authority (RB) Series A-2 (SBPA - JPMorgan Chase Bank) (VRDN)
0.020%, 09/02/15	6,500	6,500
Massachusetts Development Finance Agency, Partners Healthcare System (RB) Series K-1 (SBPA - Wells Fargo Bank) (VRDN)
0.020%, 09/03/15	2,000	2,000
Massachusetts Health & Educational Facilities Authority, Museum of Fine Arts (RB) Series A2 (SBPA - Bank of America) (VRDN)
0.010%, 09/01/15	1,200	1,200
Massachusetts Health & Educational Facilities Authority, Partners Healthcare System (RB) Series D-5 (VRDN)
0.010%, 09/01/15	200	200

		9,900

Mississippi — 3.2%
Jackson County, Mississippi Polution Control, Chevron USA, Inc. Project (RB) (VRDN)
0.010%, 09/01/15	13,000	13,000
Mississippi Business Finance Corporation, Chevron USA, Inc. Project (RB) Series C (VRDN)
0.010%, 09/02/15	1,550	1,550
Mississippi Business Finance Corporation, Chevron USA, Inc. Project (RB) Series D (VRDN)
0.010%, 09/01/15	1,000	1,000
Mississippi Business Finance Corporation, Chevron USA, Inc. Project (RB) Series I (VRDN)
0.010%, 09/01/15	1,000	1,000

See Notes to Schedules of Investments.

P N C  T a x  E x e m p t  M o n e y  M a r k e t  F u n d

S C H E D U L E    O F    I N V E S T M E N T S

A u g u s t  3 1 ,  2 0 1 5    ( U n a u d i t e d )

	Par (000)	Value (000)
MUNICIPAL SECURITIES — continued
Mississippi — continued
Mississippi Business Finance Corporation, Chevron USA, Inc. Project (RB) Series L (VRDN)
0.010%, 09/01/15	$1,500	$1,500

		18,050

Missouri — 2.8%
Missouri State Health & Educational Facilities Authority, Ascension Health (RB) Series C-3 (VRDN)
0.010%, 09/02/15	10,950	10,950
Missouri State Health & Educational Facilities Authority, BJC Health System (RB) Series A (VRDN)
0.010%, 09/03/15	5,000	5,000

		15,950

New Jersey — 1.4%
Hudson County Improvement Authority (RN) Series W-1
1.000%, 04/29/16	8,000	8,033

New York — 4.5%
New York City (GO) Sub-Series B-3 (LOC - TD Bank) (VRDN)
0.010%, 09/02/15	6,200	6,200
New York City Municipal Water Finance Authority (RB) Series BB-4 (SBPA - Wells Fargo Bank) (VRDN)
0.010%, 09/01/15	3,000	3,000
New York City Municipal Water Finance Authority (RB) Series DD-1 (SBPA - TD Bank) (VRDN)
0.010%, 09/01/15	6,000	6,000
New York City Municipal Water Finance Authority (RB) Sub-Series B-2 (SBPA - Royal Bank of Canada) (VRDN)
0.010%, 09/03/15	3,900	3,900
New York City Transitional Finance Authority, New York City Recovery (RB) Series 1, Sub-Series 1C (SBPA - JPMorgan Chase Bank) (VRDN)
0.010%, 09/01/15	1,000	1,000
New York City Transitional Finance Authority, New York City Recovery (RB) Series 1, Sub-Series 1D (SBPA - Landesbank Hessen-Thuringen Girozentrale) (VRDN)
0.010%, 09/01/15	400	400
New York State Dormitory Authority (RB) Series B
5.000%, 03/15/16	5,000	5,129

		25,629

	Par (000)	Value (000)

North Carolina — 1.5%
Charlotte-Mecklenburg Hospital Authority, Carolinas HealthCare System (RB) Series B (SBPA - JPMorgan Chase Bank) (VRDN)
0.010%, 09/01/15	$2,400	$2,400
Charlotte-Mecklenburg Hospital Authority, Carolinas Healthcare System (RB) Series H (LOC - Wells Fargo Bank) (VRDN)
0.010%, 09/01/15	3,980	3,980
North Carolina State (GO) Series B
5.000%, 04/01/16	2,295	2,359

		8,739

Ohio — 12.2%
Allen County Hospital Facilities, Catholic Healthcare Partners (RB) Series C (LOC - Union Bank NA) (VRDN)
0.010%, 09/01/15	1,200	1,200
Cuyahoga Falls (BAN) (GO)
1.000%, 12/03/15	1,550	1,553
Fairfield Township, Fire Station Improvement (BAN) (GO)
1.000%, 06/03/16	3,650	3,668
Franklin County Hospital Facilities, OhioHealth Corporation (RB) Series B (SBPA - Barclays Bank PLC) (VRDN)
0.020%, 09/02/15	8,700	8,700
Franklin County Hospital Improvement, Nationwide Children’s Hospital Project (RB) Series B (VRDN)
0.010%, 09/03/15	6,600	6,600
Franklin County, Holy Cross Health Systems Corporation (RB) (VRDN)
0.010%, 09/03/15	4,600	4,600
Franklin County, OhioHealth Corporation (RB) Series A (SBPA - Barclays Bank PLC) (VRDN)
0.020%, 09/02/15	6,000	6,000
Licking County (BAN) (GO)
2.000%, 05/31/16	1,900	1,923
Miami County (BAN) (GO)
1.000%, 11/24/15	2,500	2,504
Montgomery County, Miami Valley Hospital (RB) Series C (SBPA - Wells Fargo Bank) (VRDN)
0.010%, 09/01/15	1,200	1,200
Ohio State (GO) Series B (VRDN)
0.010%, 09/02/15	7,935	7,935
Ohio State (GO) Series C (VRDN)
0.010%, 09/02/15	3,500	3,500
Ohio State (GO) Series D (VRDN)
0.020%, 09/02/15	4,500	4,500
Ohio State University (RB) Series B (VRDN)
0.010%, 09/02/15	1,000	1,000
Ohio State University (RB) Series B-2 (VRDN)
0.010%, 09/07/15	7,200	7,200
Ohio State University (RB) Series E (VRDN)
0.010%, 09/02/15	5,400	5,400
Perrysburg City (BAN) (GO)
1.000%, 10/29/15	1,825	1,827

		69,310

See Notes to Schedules of Investments.

	Par (000)	Value (000)
MUNICIPAL SECURITIES — continued
Pennsylvania — 15.4%
Beaver County Industrial Development Authority,
FirstEnergy Generation Project (RB) Series B (LOC - Bank of Nova Scotia) (VRDN)
0.010%, 09/01/15	$4,550	$4,550
Bucks County Industrial Development Authority,
Grand View Hospital (RB) Series A (LOC - TD Bank) (VRDN) 0.010%, 09/03/15	1,600	1,600
Delaware River Port Authority (RB) Series A
(LOC - Royal Bank of Canada) (VRDN)
0.010%, 09/03/15	17,600	17,600
Geisinger Authority, Geisinger Health System
(RB) Series B (SBPA - U.S. Bank) (VRDN)
0.010%, 09/01/15	1,900	1,900
Lower Merion Township School District, Capital
Project (GO) Series B
(LOC - U.S. Bank NA) (VRDN)
0.020%, 09/03/15	600	600
Northampton County General Purpose Authority,
Lehigh University (RB) (SBPA - JPMorgan
Chase Bank) (VRDN)
0.010%, 09/03/15	600	600
Northampton County General Purpose Authority,
Lehigh University (RB) Series B (SBPA -
JPMorgan Chase Bank) (VRDN)
0.010%, 09/03/15	1,660	1,660
Pennsylvania Economic Development Financing
Authority (RB) Series A
3.000%, 01/01/16	10,055	10,152
Pennsylvania Higher Educational Facilities
Authority, Drexel University (RB)
Second Series (LOC - JPMorgan Chase Bank)
(VRDN)
0.010%, 09/03/15	500	500
Pennsylvania Higher Educational Facilities
Authority, University of Pennsylvania (RB)
Series A (LOC - Bank of America) (VRDN)
0.010%, 09/02/15	1,500	1,500
Philadelphia (GO) Series B (LOC - Bank of New York Mellon) (VRDN)
0.020%, 09/03/15	2,000	2,000
Philadelphia Gas Works (RB) Fifth Series A-2
(LOC - JPMorgan Chase Bank) (VRDN)
0.010%, 09/03/15	950	950
Philadelphia Hospitals & Higher Education
Facilities Authority, Children’s Hospital of
Philadelphia Project (RB) Series B (SBPA -
Wells Fargo Bank) (VRDN)
0.010%, 09/01/15	13,000	13,000
Philadelphia School District (GO) Series H
(LOC - Royal Bank of Canada) (VRDN)
0.010%, 09/03/15	16,000	16,000
Washington County Authority, University of
Pennsylvania Project (RB) (VRDN)
0.010%, 09/03/15	14,920	14,920

		87,532

Par (000)		Value (000)

Texas — 15.5%
Gulf Coast Industrial Development Authority,
Exxon Mobil Project (RB) (VRDN)
0.010%, 09/01/15	$2,125	$2,125
Harris County Cultural Education Facilities
Finance Corporation, Methodist Hospital
System (RB) Sub-Series C-2 (VRDN)
0.010%, 09/01/15	5,400	5,400
Harris County Health Facilities Development
Corporation, Methodist Hospital System (RB)
Series A-1 (VRDN)
0.010%, 09/01/15	3,795	3,795
Harris County Health Facilities Development
Corporation, Methodist Hospital System (RB)
Series A-2 (VRDN)
0.010%, 09/01/15	7,005	7,005
Lower Neches Valley Authority Industrial
Development, Exxon Mobil Project (RB)
(VRDN)
0.010%, 09/01/15	1,150	1,150
Red River Education Financing Corporation,
Texas Christian University Project (RB)
(SBPA - Northern Trust) (VRDN)
0.010%, 09/02/15	5,000	5,000
0.020%, 09/02/15	9,000	9,000
Tarrant County Cultural Education Facilities
Finance Corporation, Baylor Health Care
System Project (RB) Series D (LOC -
JPMorgan Chase Bank) (VRDN)
0.010%, 09/02/15	13,100	13,100
Tarrant County Health Facilities Development
Corporation, Cook Children’s Medical System
(RB) Series B (VRDN)
0.010%, 09/03/15	20,000	20,000
Texas (GO) Series D (SBPA - State Street Bank &
Trust) (VRDN)
0.010%, 09/02/15	6,900	6,900
University of Texas System (RB)
Series B (VRDN)
0.010%, 09/03/15	8,490	8,490
0.010%, 09/03/15	2,950	2,950
0.010%, 09/03/15	2,900	2,900

		87,815

Utah — 3.7%
Murray, IHC Health Services (RB) Series B
(VRDN)
0.010%, 09/03/15	4,850	4,850
Murray, IHC Heath Services (RB) Series D
(SBPA - Wells Fargo Bank) (VRDN)
0.010%, 09/01/15	5,500	5,500
Utah County, IHC Health Services (RB) Series C
(SBPA - U.S. Bank NA) (VRDN)
0.010%, 09/03/15	10,800	10,800

		21,150

See Notes to Schedules of Investments.

P N C  T a x  E x e m p t  M o n e y  M a r k e t  F u n d

S C H E D U L E    O F    I N V E S T M E N T S

A u g u s t  3 1 ,  2 0 1 5    ( U n a u d i t e d )

	Par (000)	Value (000)
MUNICIPAL SECURITIES — continued
Virginia — 2.9%
Loudoun County Industrial Development
Authority, Howard Hughes Medical Institute
(RB) Series A (VRDN)
0.010%, 09/02/15	$5,000	$5,000
Loudoun County Industrial Development
Authority, Howard Hughes Medical Institute
(RB) Series B (VRDN)
0.010%, 09/02/15	4,000	4,000
Loudoun County Industrial Development
Authority, Howard Hughes Medical Institute
(RB) Series E (VRDN)
0.010%, 09/02/15	7,250	7,250

		16,250

Total Municipal Securities
(Cost $498,669)		498,669
TOTAL INVESTMENTS — 87.8%
(Cost $498,669)*		498,669
Other Assets & Liabilities – 12.2%		69,131
TOTAL NET ASSETS — 100.0%		$567,800

*	Also cost for Federal income tax purposes.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of August 31, 2015 is as follows (See Note 2 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)

Assets:

Municipal Securities	$–	$498,669	$–	$498,669

Total Assets - Investments in Securities	$–	$498,669	$–	$498,669

There were no transfers between Levels during the three-month period ended August 31, 2015.

See Notes to Schedules of Investments.

P N C  T r e a s u r y  M o n e y   M a r k e t  F u n d

S C H E D U L E    O F    I N V E S T M E N T S

A u g u s t  3 1 ,  2 0 1 5    ( U n a u d i t e d )

	Par (000)	Value (000)
U.S. TREASURY OBLIGATIONS — 89.2%
U.S. Treasury Bills† — 43.4%
0.027%, 09/03/15	$25,000	$25,000
0.052%, 09/10/15	61,000	60,999
0.050%, 09/17/15	68,000	67,999
0.015%, 09/24/15	15,000	15,000
0.033%, 10/22/15	5,000	5,000
0.066%, 10/29/15	5,000	5,000
0.047%, 11/05/15	5,000	5,000
0.081%, 11/12/15	15,000	14,999
0.048%, 11/27/15	13,000	12,998
0.157%, 12/31/15	9,000	8,995

		220,990

U.S. Treasury Notes — 45.8%
0.250%, 09/15/15	38,000	38,003
0.250%, 09/30/15	25,000	25,004
0.250%, 10/15/15	20,000	20,005
0.250%, 10/31/15	32,000	32,011
1.250%, 10/31/15	7,500	7,515
0.375%, 11/16/15	41,000	41,025
0.250%, 11/30/15	27,000	27,008
0.250%, 12/31/15	10,000	10,004
0.375%, 01/15/16	16,000	16,013
0.095%, 01/31/16 (FRN)	8,500	8,500
0.103%, 10/31/16 (FRN)	8,000	7,998

		233,086

Total U.S. Treasury Obligations
(Cost $454,076)		454,076

	Number of Shares	Value (000)
MONEY MARKET FUNDS — 9.3%
BlackRock Treasury Trust Fund 0.000%†† (A)	500,000	$ 500
Dreyfus Treasury Prime Cash Management 0.000% (A)	47,180,989	47,181

Total Money Market Funds
(Cost $47,681)		47,681
TOTAL INVESTMENTS — 98.5%
(Cost $501,757)*		501,757
Other Assets & Liabilities – 1.5%		7,491
TOTAL NET ASSETS — 100.0%		$509,248

*	Also cost for Federal income tax purposes.
†	The rate shown is the effective yield at purchase date.
††	Affiliated Holding. See Note 3 in Notes to Schedules of Investments.
(A)	The rate quoted is the annualized seven-day effective yield of the fund at period end.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of August 31, 2015 is as follows (See Note 2 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)

Assets:

Money Market Funds	$47,681	$–	$–	$47,681

U.S. Treasury Obligations	–	454,076	–	454,076

Total Assets - Investments in Securities	$47,681	$454,076	$–	$501,757

There were no transfers between Levels during the three-month period ended August 31, 2015.

See Notes to Schedules of Investments.

P N C  F u n d s

N O T E S    T O    S C H E D U L E S    O F    I N V E S T M E N T S

A u g u s t  3 1 ,  2 0 1 5    ( U n a u d i t e d )

1. Fund Organization

PNC Funds (the “Trust”), a Delaware statutory trust, is registered under the Investment Company Act of 1940 (the “1940 Act”) as an open-end management investment company. As of August 31, 2015, the Trust offered for sale shares of 33 Funds (individually, a “Fund”, collectively, the “Funds”).

As of August 31, 2015, the Trust offered five asset categories that consist of the following Funds:

Target Date Funds

PNC Retirement Income Fund, PNC Target 2020 Fund, PNC Target 2030 Fund, PNC Target 2040 Fund and PNC Target 2050 Fund;

Equity Funds

PNC Balanced Allocation Fund, PNC International Equity Fund, PNC Large Cap Core Fund, PNC Large Cap Growth Fund, PNC Large Cap Value Fund, PNC Mid Cap Fund, PNC Mid Cap Index Fund, PNC Multi-Factor Small Cap Core Fund, PNC Multi-Factor Small Cap Growth Fund, PNC Multi-Factor Small Cap Value Fund, PNC S&P 500 Index Fund, PNC Small Cap Fund and PNC Small Cap Index Fund;

Fixed Income Funds

PNC Bond Fund, PNC Government Mortgage Fund, PNC High Yield Bond Fund, PNC Intermediate Bond Fund, PNC Limited Maturity Bond Fund, PNC Total Return Advantage Fund and PNC Ultra Short Bond Fund;

Tax Exempt Bond Funds

PNC Intermediate Tax Exempt Bond Fund, PNC Maryland Tax Exempt Bond Fund, PNC Ohio Intermediate Tax Exempt Bond Fund and PNC Tax Exempt Limited Maturity Bond Fund; and

Money Market Funds

PNC Government Money Market Fund, PNC Money Market Fund, PNC Tax Exempt Money Market Fund and PNC Treasury Money Market Fund.

2. Significant Accounting Policies

The preparation of Schedules of Investments in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the Schedules of Investments. Actual results could differ from those estimates. Each Fund qualifies as an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to the Investment Companies Topic of U.S. GAAP.

The following is a summary of significant accounting policies followed by the Funds.

Investment Valuation

In determining fair value for equity securities, exchange-traded funds (“ETFs”) and master limited partnerships (“MLPs”), the assets of the Funds that are listed on a securities exchange or quoted on a national market system, and for which market quotations are readily available, are valued at the last quoted sales price at the official close of trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, or the exchange on which they are traded. Securities quoted on the NASDAQ® National Market System are valued at the official closing price. Other securities traded on over-the-counter markets are valued on the basis of their closing over-the-counter bid prices. Equity securities and ETFs for which there were no transactions, and for which market quotations are not readily available, are typically valued at the mean between the most recent bid and asked prices. Assets of the Funds invested in debt securities are typically valued based on evaluations provided by an independent pricing service (“Service”) approved by the Board of Trustees of the Trust (the “Board”). A number of pricing services are available and the Funds may use various pricing services or discontinue the use of any pricing service. When quoted bid prices for portfolio securities are readily available and are representative of the bid side of the market, these investments are valued at the quoted bid prices (as obtained by a Service from dealers in such securities). The Funds, under supervision of the Board, reserve the right to alternatively utilize the mean between the most recent bid and asked prices for fixed income securities, should such prices be determined to more accurately represent the value of those fixed income securities. Debt securities as well as other investments may be carried at fair value based on methods which include consideration of yields or prices of bonds of comparable quality, stability, risk, coupon, maturity, type, trading characteristics and other market data or factors; indications as to values from dealers or other financial institutions that trade the securities; and general market conditions.

The investments of the Money Market Funds, other than investments in other money market funds, funding agreements and repurchase agreements, are valued at amortized cost, which approximates market value. The amortized cost method values an investment at its cost at the time of purchase and thereafter assuming a constant proportionate accretion of discount or amortization of premium to its effective maturity. If this method is determined to be unreliable during certain market conditions or for other reasons, a Fund may value its investments at market price, or fair value prices may be determined in good faith using methods approved by the Board. No such investments held by the Money Market Funds on February 28, 2015 were valued using a method other than amortized cost.

Portfolio securities which are primarily traded on foreign securities exchanges are valued at the last sale price on that exchange or, if there is no recent sale, at the last current bid quotation. Such securities are generally valued at the preceding closing values of such securities on their respective exchanges. A security which is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security at the official close of trading on the NYSE on the day of valuation. For valuation purposes, quotations of foreign securities in foreign currency are converted to U.S. dollar equivalents at the prevailing market rate at the close of market on the day of valuation. Certain foreign securities may be traded on foreign exchanges or over-the-counter markets on days on which a Fund’s net asset value is not calculated. In such cases, the net asset value of a Fund’s shares may be significantly affected on days when investors can neither purchase nor redeem shares of the Fund.

Investments in underlying PNC Funds or in any other mutual funds are valued at their respective net asset values as determined by those funds each business day.

Investments in repurchase agreements and funding agreements are generally valued at par, which approximates market value, each business day.

Forward currency contracts are valued based upon closing forward foreign exchange rates from each respective foreign market.

Futures contracts are valued at the daily quoted settlement prices at the official close of trading on the NYSE on the day of valuation.

The Board has approved and regularly reviews fair value pricing methods to be used in determining the good faith value of the investments of the Funds in the event that market quotations are not readily available or, if available, do not reflect the impact of certain market events.

Fair valuation most commonly occurs with foreign securities. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/asked information, broker quotes), including where events occur after the close of the relevant market, but prior to the close of trading on the NYSE, that affect the values of a Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading the entire day and no other market prices are available. Significant events (e.g., movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) (generally, the close of trading on the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, information furnished daily by the Service may be utilized to adjust closing market prices of certain foreign common stocks to reflect their fair value. Because the incidence of significant events is not predictable, fair valuation of certain securities may occur on a frequent basis. When fair value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities.

Fair value represents the estimated price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment. Valuation techniques should maximize the use of observable market data and minimize the use of unobservable inputs. Inputs refer broadly to the assumptions that market participants would use in pricing an asset. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Fund. Unobservable inputs are inputs that reflect the Fund’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Fair value measurements utilize a hierarchy based on the observability of inputs used to establish fair value. These inputs, listed below, are summarized in three broad levels. Assets and liabilities reported at fair value are classified on the basis of the lowest level input that is significant to fair value:

●	Level 1 — quoted prices in active markets for identical securities, including, but not limited to:

Equity securities and ETFs for which market quotations are readily available, that are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded.

Investment Companies – investments in open-end mutual funds which are valued at their closing NAV.

Futures contracts which are valued at their daily closing price on the primary exchange on which they are traded.

P N C  F u n d s

N O T E S    T O    S C H E D U L E S    O F    I N V E S T M E N T S

A u g u s t  3 1 ,  2 0 1 5    ( U n a u d i t e d )

●	Level 2 — other significant observable inputs, including but not limited to:

All Securities – quoted prices for similar securities; quoted prices based on recently executed transactions; adjusted quoted prices based on observable and formulaic inputs; certain non-exchange traded derivatives such as swaps, forwards, or over-the-counter traded options based on pricing models using inputs observed on actively quoted markets; or, observable correlated market inputs.

Equity Securities – certain foreign equity securities that are fair value adjusted through an independent pricing service, which considers statistically relevant trading pattern correlations in relation to the intraday trading in the U.S. securities markets, such as the movement of certain indexes, American Depositary Receipts, futures or ETFs.

Fixed Income Securities, Money Market Fund Investments valued at Amortized Cost and Funding and Repurchase Agreements valued at Par – independent pricing service-supplied valuations or quoted prices for similar securities or obligations, including matrix pricing, based on methods which consider standard inputs such as yields or prices of securities or obligations of comparable quality, stability, risk, coupon, collateral (as applicable), maturity, type, trading factors, multiple indications of value from dealers or other financial institutions that trade the securities or obligations.

●	Level 3 — significant unobservable inputs, including but not limited to:

All Securities – modeling or manual pricing based on each Fund’s own assumptions in determining fair value of investments or, the significant use of unobservable inputs or stale inputs.

Each Fund recognizes transfers into and out of levels, if any, at the end of the reporting period. Certain foreign equity securities are fair value adjusted through a Service which considers statistically relevant trading patterns. Such securities may periodically move between input valuation Level 1 and input valuation Level 2 based on whether or not they meet fair value adjustment trigger requirements. Securities that meet the fair value adjustment trigger requirements are considered input valuation Level 2 securities.

Other financial instruments are derivative instruments not reflected in total investments within the Schedules of Investments, such as futures and forwards, which are reflected in net assets at the unrealized appreciation/depreciation on the investment.

The inputs and methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The valuation hierarchy of each Fund’s securities as of August 31, 2015 can be found at the end of each Fund’s Schedule of Investments.

Investment Transactions

Investment transactions are recorded on a trade date basis for financial statement preparation purposes.

Delayed-Delivery Transactions

Certain Funds may purchase or sell securities on a delayed-delivery basis. These transactions involve a commitment by a Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, a Fund will designate liquid assets in the amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. A Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery securities before they are delivered, which may result in a capital gain or loss. When a Fund has sold a security on a delayed-delivery basis, the Fund does not participate in any future gains and losses with respect to the security.

Exchange-Traded Funds

Certain Funds may invest in ETFs. The ETFs in which the Funds invest generally seek investment results that correspond generally to the performance, before fees and expenses, of an underlying index. As a result, adverse performance of a particular security in an ETF’s underlying portfolio will ordinarily not result in the elimination of the security from the ETF’s portfolio. Each ETF offers and issues shares at its net asset value per share only to certain institutional investors in aggregations of a specified number of shares, generally in exchange for a basket of securities included in its underlying index, together with the deposit of a specified cash payment. ETFs are listed and traded on national securities exchanges and also may be listed on certain non-U.S. exchanges.

ETFs are subject to additional risks due to their shares being listed and traded on securities exchanges. The per share net asset value of an ETF is calculated at the end of each business day and fluctuates with changes in the market value of the ETF’s holdings since the most recent calculation. The trading prices of an ETF’s shares fluctuate continuously throughout trading hours based on market supply and demand as well as changes in market value. The trading prices of an ETF’s shares may deviate significantly from net asset value during periods of market volatility. Any of these factors may lead to an ETF’s shares trading at a premium or discount to NAV. There can be no assurance that an active trading market for these particular ETFs will develop or be maintained. Trading in ETFs may be halted because of market conditions or for reasons that, in the view of the listing exchange, make trading in ETFs inadvisable. In addition, trading in ETFs is subject to trading halts caused by extraordinary market volatility pursuant to “circuit breaker” rules. There can be no assurance that the requirements necessary to maintain the listing of ETFs will continue to be met or will remain unchanged.

Foreign Currency Translation

The books and records of the Funds are maintained in U.S. dollars as follows: (1) the foreign currency market values of investment securities and other assets and liabilities stated in foreign currencies are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales and income are translated at the rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate the portion of gains and losses on investments which is due to fluctuations in foreign exchange rates from that which is due to fluctuations in the market prices of investments.

Inflation-Indexed Securities

Certain Funds may invest in inflation-protected securities either directly or through pooled investment vehicles such as ETFs or mutual funds. Inflation-protected securities, unlike traditional debt securities that make fixed or variable principal and interest payments, are structured to provide protection against the negative effects of inflation. The value of the debt securities’ principal is adjusted to track changes in an official inflation measure. For example, the U.S. Treasury currently uses the Consumer Price Index for Urban Consumers as a measure of inflation for Treasury Inflation-Protected Securities (“TIPS”). Other inflation-protected securities may not carry a similar guarantee by their issuer. A Fund may buy TIPS that are designed to provide an investment vehicle that is not vulnerable to inflation. The interest rate paid by TIPS is fixed. The principal value rises or falls semi-annually based on the changes in the published Consumer Price Index. If inflation occurs, the principal and interest payments on TIPS are adjusted to protect investors from inflationary loss. If deflation occurs, the principal and interest payments will be adjusted downward, although the principal will not fall below its face amount at maturity. The Target Date Funds primarily utilize pooled investment vehicles that hold Inflation-Indexed Securities in order to maintain exposure to TIPS.

Master Limited Partnerships

Certain Funds may invest in MLPs. The majority of MLPs operate in the energy and/or natural resources sector. MLPs are generally organized under state law as limited partnerships or limited liability companies. An MLP consists of at least one general partner as well as other additional limited partners (for MLPs structured as limited liability companies, at least one managing member and members, respectively). The general partner or managing member controls the operations and management of the MLP and has an ownership stake in the MLP. The limited partners or members, through their ownership of limited partner or member interests, contribute capital to the entity, have a limited role in the operation and management of the entity, and receive cash distributions.

Repurchase Agreements

Each Fund, with the exception of PNC Treasury Money Market Fund, may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, a Fund purchases a debt obligation from a financial institution such as a bank or broker-dealer, subject to a mutual agreement that the seller will repurchase the obligation at an agreed-upon price and time. The debt obligation is collateralized by securities held in safekeeping by the Fund’s custodian or another qualified custodian or in the Federal Reserve/U.S. Treasury book-entry system with value no less than the repurchase price (including accrued interest). A custody agreement in connection with the Master Repurchase Agreement defines eligible securities for collateral in relation to each repurchase agreement. If the seller defaults on its repurchase obligation, the Fund maintains the right to sell the underlying securities at market value. Upon an event of default under the Master Repurchase Agreement, if the seller defaults and the value of the collateral security declines or if the seller enters an insolvency proceeding, the Fund may suffer time delays and incur costs in connection with the disposition of the collateral security and recovery of any losses incurred.

Yankee Obligations

PNC Money Market Fund may invest in Yankee obligations. Yankee obligations are dollar-denominated obligations issued in the U.S. capital markets by foreign banks. Yankee obligations are subject to the same risks that pertain to domestic issues, notably credit risk, market risk and liquidity risk. Additionally, Yankee obligations are subject to certain sovereign risks. One such risk is the possibility that a sovereign country might prevent capital, in the form of dollars, from flowing across its borders. Other risks include adverse political and economic developments; the extent and quality of government regulation of financial markets and institutions;

P N C  F u n d s

N O T E S    T O    S C H E D U L E S    O F    I N V E S T M E N T S

A u g u s t  3 1 ,  2 0 1 5    ( U n a u d i t e d )

the imposition of foreign withholding taxes; currency fluctuation and expropriation or nationalization of foreign issuers. However, Yankee obligations will undergo the same type of credit analysis as domestic issues in which the Fund invests, and will have at least the same financial strength as the domestic issuers approved for the Fund.

Derivative Financial Instruments

Commodity-Linked Instruments

Certain Funds may invest in commodities indirectly through pooled investment vehicles such as ETFs or mutual funds. Pooled investment vehicles may hold commodities, commodities-based derivatives or financial instruments where the reference asset is a commodity or commodity index. Such investments in commodities or commodity-linked instruments may expose the pooled investment vehicle to greater volatility than investments in traditional securities. The prices of commodities can swing sharply in response to cyclical economic conditions, political events or the monetary policies of various countries, potentially causing the value of a Fund’s securities to be more volatile or to decline in value significantly. In addition, political, economic and other conditions in a limited number of commodity-producing countries may have a direct effect on the market value of commodities and the companies that engage in related businesses. Pooled investment vehicles may use commodities-based derivatives that are leveraged and therefore may magnify or otherwise increase investment losses to a Fund.

Foreign Equity Certificates

Certain Funds may invest in foreign equity certificates (“certificates”) which are sometimes also called equity-linked certificates or participation notes and may be issued in various forms such as low exercise price or Rule 144A warrants. When doing so, the Fund purchases the certificates from an issuer, who may or may not hold shares of the underlying stock (“equity security”) in the local market and issues a call note for the underlying equity security. If the Fund exercises its call and closes its position, the shares are sold and the note is redeemed with the proceeds. Each note represents one share of the underlying equity security; therefore, the price, performance and liquidity of the note are all directly linked to the underlying equity security. The notes can be redeemed for the full value of the underlying equity security, less transactional and other costs. Such certificates are typically utilized as a cost-effective means of direct investment into certain markets. In addition to the market risk related to the value of the underlying equity security, the Fund bears additional counterparty risk to the issuer or guarantor of the unsecured notes.

Forward Currency Contracts

Certain Funds may enter into forward currency contracts to hedge against adverse exchange rate fluctuation to the U.S. dollar in connection with either specific security transactions or portfolio positions. Each contract is valued daily and the change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the opening value and the closing value of the contract. Such contracts, which are designed to protect the value of the Fund’s investment securities against an adverse movement in the value of the hedged currency, do not eliminate fluctuations in the underlying prices of the securities; they simply establish an exchange rate at a future date. Although such contracts tend to minimize the risk of loss due to an adverse movement in the value of a hedged currency, at the same time they tend to limit the potential gain that might be realized should the value of such foreign currency unexpectedly move opposite to the hedge. These contracts may involve market risk in excess of the unrealized gain or loss. The Funds could be exposed to risk if the counterparties to the contracts are unable to meet the terms of the contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The unrealized gain or loss on open forward currency contracts at August 31, 2015 is included in the respective Fund’s Schedule of Investments.

Futures Contracts

Certain Funds may enter into futures contracts for the purpose of managing exposure to the securities markets or to movements in interest rates and currency values. Futures contracts are valued at the daily quoted settlement prices. Upon entering into a futures contract, a Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the “initial margin.” Subsequent payments (“variation margin”) are made or received by a Fund each day, depending on the daily fluctuation of the value of the contract. The daily change in the contract is recorded as an unrealized gain or loss. The Fund recognizes a realized gain or loss when the contract is closed. The unrealized gain or loss on open futures contracts at August 31, 2015 is included in the respective Fund’s Schedule of Investments.

There are several risks associated with the use of futures contracts including the risk of loss in excess of the amount recognized in a Fund’s Schedule of Investments. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the investments held by the Fund. The Funds are subject to equity price risk in the normal course of pursuing its investment objectives. In addition, there is the risk that a Fund may not be able to enter into a closing transaction because of an illiquid secondary market. Certain Funds, particularly the International Equity and Balanced Allocation Funds, may also use futures to gain cost efficient diversified exposure to a specific country or region.

Equity Index futures are primarily used by the Equity Funds to maintain market exposure for short-term liquidity within a respective Fund. To accomplish such a strategy, a Fund may purchase an Equity Index future to maintain market exposure in lieu of purchasing individual securities for portions of the Fund that are being held for short-term liquidity or other reasons. Details of futures contracts open as of August 31, 2015 are included in the respective Fund’s Schedule of Investments.

Derivative Holdings Categorized by Risk Exposure

The following information is intended to enable financial statement users to understand how derivatives are accounted for and how derivative instruments affect a Fund’s financial position and results of operations. The derivative instruments listed in the following tables were not designated in qualifying hedge accounting relationships.

	Equity Contracts (000)	Foreign Exchange Contracts (000)	Total Value at 08/31/15 (000)

Asset Derivative Value
Balanced Allocation Fund
Forward Currency Contract	$ –	$ 34	$ 34
International Equity Fund
Forward Currency Contract	$ –	$1,710	$1,710

Liability Derivative Value
International Equity Fund
Futures Contracts	$(665)	$ –	$ (665)
Large Cap Growth Fund
Futures Contracts	$ (62)	$ –	$ (62)
S&P 500 Index Fund
Futures Contracts	$ (53)	$ –	$ (53)

During the three-month period ended August 31, 2015, the futures and forwards transactions executed by the Equity Funds are shown in the following table.

	Notional Cost of Contracts May 31, 2015 (000)	Notional Cost of Contracts Opened (000)	Notional Cost of Contracts Closed (000)	Notional Cost of Contracts August 31, 2015 (000)
Balanced Allocation Fund
Forward Currency Contracts	$585	$–	$–	$585
Futures Contracts	155	164	(319)	–
International Equity Fund
Forward Currency Contracts	29,667	–	–	29,667
Futures Contracts	14,802	18,297	(23,471)	9,628
Large Cap Growth Fund
Futures Contracts	1,042	1,244	(1,042)	1,244
S&P 500 Index Fund
Futures Contracts	1,021	1,038	(1,021)	1,038
Small Cap Fund
Futures Contracts	1,202	1,260	(2,462)	–

3.  Affiliated Investments

The Target Date Funds seek to achieve their investment objectives by investing in a portfolio of securities and other instruments, which may exclusively, primarily or otherwise include PNC Funds (the “Underlying Funds”). The Target Date Funds do not invest in the Underlying Funds for the purpose of exercising management or control; however, investments made by each Target Date Fund within each of its principal investment strategies may represent a significant portion of an Underlying Fund’s net assets. At August 31, 2015, no investments by a Target Date Fund represented a significant portion of the net assets of any of the Underlying Funds.

P N C  F u n d s

N O T E S    T O    S C H E D U L E S    O F    I N V E S T M E N T S

A u g u s t  3 1 ,  2 0 1 5    ( U n a u d i t e d )

The common stock of PNC Group, an affiliate of the Adviser to the Trust, is included in the S&P 500® Index. Also included in the S&P 500® Index is BlackRock, Inc., a company in which PNC Group owns a minority interest. Like the other stocks in the S&P 500® Index, S&P 500 Index Fund may invest in the common stocks of PNC Group and BlackRock, Inc. in approximately the same proportions as the percentages those common stocks represent in the S&P 500® Index. iShares securities are considered affiliated investments through their affiliation with BlackRock, Inc.

The total value at May 31, 2015 and August 31, 2015, and the purchases, sales proceeds, dividends and realized gain (loss) on affiliated holdings for the three-month period ended August 31, 2015 are shown in the following table.

	Value of Affiliated Investments at 05/31/15 (000)	Value of Affiliated Investments at 08/31/15 (000)	Purchases (000)		Sales Proceeds (000)	Dividends from Affiliated Investments (000)		Realized Gain (Loss) on Affiliated Investments Sold (000)
Retirement Income Fund
iShares Dow Jones Select Dividend Index Fund	$53	$37	$1		$14	$–	*	$ –	*
iShares MSCI EAFE Small Cap Index Fund	6	4	–	*	2	–	*	–	*
PNC Advantage Institutional Money Market Fund	276	192	115		199	–	*	–
PNC International Equity Fund	133	94	8		39	–		2
PNC Large Cap Growth Fund	156	114	6		42	–		1
PNC Large Cap Value Fund	159	113	6		46	1		1
PNC Multi-Factor Small Cap Core Fund	–	30	31		–	–		–
PNC S&P 500 Fund	80	56	3		23	–	*	–	*
PNC Small Cap Fund	84	30	2		56	–		7
PNC Bond Fund	581	404	2		170	2		(3)
PNC High Yield Bond Fund	66	46	2		19	1		–	*
PNC Limited Maturity Bond Fund	585	407	1		178	1		–	*
	$2,179	$1,527	$177		$788	$5		$ 8
Target 2020 Fund
iShares Dow Jones Select Dividend Index Fund	$76	$90	$26		$6	$1		$ –	*
iShares MSCI EAFE Small Cap Index Fund	11	13	4		1	–	*	–	*
PNC Advantage Institutional Money Market Fund	203	177	1,513		1,539	–	*	–
PNC International Equity Fund	290	349	125		36	–		–	*
PNC Large Cap Growth Fund	284	350	113		26	–		–	*
PNC Large Cap Value Fund	289	349	113		33	3		–	*
PNC Multi-Factor Small Cap Core Fund	–	90	100		6	–		–	*
PNC S&P 500 Fund	146	175	57		16	1		–	*
PNC Small Cap Fund	147	89	30		86	–		4
PNC Bond Fund	811	958	262		103	5		(3)
PNC High Yield Bond Fund	108	127	39		12	2		(1)
PNC Limited Maturity Bond Fund	408	481	135		61	1		–	*
	$2,773	$3,248	$2,517		$1,925	$13		$ –	*
Target 2030 Fund
iShares Dow Jones Select Dividend Index Fund	$122	$149	$37		$–	$1		$ –
iShares MSCI EAFE Small Cap Index Fund	42	51	13		2	1		–	*
PNC Advantage Institutional Money Market Fund	200	266	1,495		1,429	–	*	–
PNC International Equity Fund	496	609	170		5	–		–	*
PNC Large Cap Growth Fund	485	611	161		–	–		–
PNC Large Cap Value Fund	493	607	152		2	5		–
PNC Multi-Factor Small Cap Core Fund	–	155	162		–	–		–
PNC S&P 500 Fund	248	304	93		15	2		–	*
PNC Small Cap Fund	249	154	53		143	–		12
PNC Bond Fund	713	862	216		57	4		(2)
PNC High Yield Bond Fund	115	138	38		5	2		(1)
PNC Limited Maturity Bond Fund	60	73	18		5	–	*	–	*
	$3,223	$3,979	$2,608		$1,663	$15		$ 9

	Value of Affiliated Investments at 05/31/15 (000)	Value of Affiliated Investments at 08/31/15 (000)	Purchases (000)		Sales Proceeds (000)	Dividends from Affiliated Investments (000)		Realized Gain (Loss) on Affiliated Investments Sold (000)

Target 2040 Fund
iShares Dow Jones Select Dividend Index Fund	$82	$78	$13		$11	$1		$–	*
iShares MSCI EAFE Small Cap Index Fund	32	30	6		5	–	*	–	*
PNC Advantage Institutional Money Market Fund	93	80	606		619	–	*	–
PNC International Equity Fund	359	347	79		62	–		4
PNC Large Cap Growth Fund	356	353	68		51	–		2
PNC Large Cap Value Fund	361	351	66		56	3		1
PNC Multi-Factor Small Cap Core Fund	–	89	93		–	–		–
PNC S&P 500 Fund	182	176	32		26	1		–	*
PNC Small Cap Fund	183	89	18		110	–		20
PNC Bond Fund	224	213	35		43	1		(1)
PNC High Yield Bond Fund	36	34	7		7	–	*	–	*
	$1,908	$1,840	$1,023		$990	6		$26
Target 2050 Fund
iShares Dow Jones Select Dividend Index Fund	$64	$22	$5		$44	$–	*	$6
iShares MSCI EAFE Small Cap Index Fund	25	8	3		20	–	*	4
PNC Advantage Institutional Money Market Fund	61	28	203		236	–	*	–
PNC International Equity Fund	279	98	16		187	–		39
PNC Large Cap Growth Fund	273	98	17		184	–		8
PNC Large Cap Value Fund	278	98	16		189	1		5
PNC Multi-Factor Small Cap Core Fund	–	25	28		2	–		–	*
PNC S&P 500 Fund	140	45	–	*	91	–	*	1
PNC Small Cap Fund	143	26	5		123	–		40
PNC Bond Fund	93	33	4		62	–	*	(3)
PNC High Yield Bond Fund	17	7	1		11	–	*	(1)
	$1,373	$488	$298		$1,149	$1		$99

P N C  F u n d s

N O T E S    T O    S C H E D U L E S    O F    I N V E S T M E N T S

A u g u s t  3 1 ,  2 0 1 5    ( U n a u d i t e d )

	Value of Affiliated Investments at 05/31/15 (000)	Value of Affiliated Investments at 08/31/15 (000)	Purchases (000)	Sales Proceeds (000)	Dividends from Affiliated Investments (000)		Realized Gain (Loss) on Affiliated Investments Sold (000)
Balanced Allocation Fund
iShares MSCI EAFE Value Index	$4,798	$4,258	$–	$–	$103			$–
iShares MSCI Emerging Markets Index Fund	2,015	1,439	–	250	15			(5)
iShares STOXX Europe 600 Banks DE	63	61	4	–	1			–
PNC Advantage Institutional Money Market Fund	4,949	11,861	11,533	4,621	–	*		–
	$11,825	$17,619	$11,537	$4,871	$119			$(5)
International Equity Fund
iShares STOXX Europe 600 Banks DE	$3,694	$4,063	$753	$–	$46			$–
PNC Advantage Institutional Money Market Fund	79,452	62,084	57,235	74,603	5			–
	$83,146	$66,147	$57,988	$74,603	$51			$–
Large Cap Core Fund
PNC Advantage Institutional Money Market Fund	$1,212	$767	$1,499	$1,944	$–	*		$–
Large Cap Growth Fund
PNC Advantage Institutional Money Market Fund	$1,130	$1,623	$11,190	$10,697	$–	*		$–
Large Cap Value Fund
iShares Russell 1000 Value Fund	$1,579	$1,258	$–	$211	$9			$8
PNC Advantage Institutional Money Market Fund	354	229	1,795	1,920	–	*		–
	$1,933	$1,487	$1,795	$2,131	$9			$8
Mid Cap Fund
PNC Advantage Institutional Money Market Fund	$663	$827	$830	$666	$–	*		$–
Mid Cap Index Fund
PNC Advantage Institutional Money Market Fund	$22	$101	$1,433	$1,354	$–	*		$–
Multi-Factor Small Cap Core Fund
iShares Russell 2000 Index Fund	$–	$716	$1,347	$575	$–			$(54)
PNC Advantage Institutional Money Market Fund	4,540	6,574	16,302	14,268	–	*		–
	$4,540	$7,290	$17,649	$14,843	$–	*		$(54)
Multi-Factor Small Cap Growth Fund
iShares Russell 2000 Index Fund	$–	$–	$494	$486	$–			$(8)
PNC Advantage Institutional Money Market Fund	1,777	4,466	14,027	11,338	–	*		–
	$1,777	$4,466	$14,521	$11,824	$–	*		$(8)
Multi-Factor Small Cap Value Fund
iShares Russell 2000 Index Fund	$–	$434	$466	$–	$–			$–
PNC Advantage Institutional Money Market Fund	2,063	3,353	2,684	1,394	–	*		–
	$2,063	$3,787	$3,150	$1,394	$–	*		$–
S&P 500 Index Fund
BlackRock	$490	$406	$–	$–	$6			$–
PNC Advantage Institutional Money Market Fund	4,243	4,763	10,829	10,309	–	*		–
PNC Financial Services Group	550	524	–	–	3			–
	$5,283	$5,693	$10,829	$10,309	$9			$–
Small Cap Fund
PNC Advantage Institutional Money Market Fund	$61,408	$82,705	$85,539	$64,242	$3			$–
Small Cap Index Fund
iShares Russell 2000 Index Fund	$89	$–	$–	$89	$–		$	–*
PNC Advantage Institutional Money Market Fund	273	57	4,717	4,933	–	*		–
	$362	$57	$4,717	$5,022	$–	*	$	–*
Bond Fund
PNC Advantage Institutional Money Market Fund	$1,919	$2,587	$9,606	$8,938	$–	*		$–

	Value of Affiliated Investments at 05/31/15 (000)	Value of Affiliated Investments at 08/31/15 (000)	Purchases (000)	Sales Proceeds (000)	Dividends from Affiliated Investments (000)		Realized Gain (Loss) on Affiliated Investments Sold (000)
Government Mortgage Fund
PNC Advantage Institutional Money Market Fund	$1,992	$1,546	$3,562	$4,008	$–	*	$–
High Yield Bond Fund
PNC Advantage Institutional Money Market Fund	$1,681	$1,273	$2,518	$2,926	$–	*	$–
Intermediate Bond Fund
PNC Advantage Institutional Money Market Fund	$7,021	$7,702	$17,227	$16,546	$1		$–
Limited Maturity Bond Fund
PNC Advantage Institutional Money Market Fund	$3,599	$5,343	$36,480	$34,736	$1		$–
Total Return Advantage Fund
PNC Advantage Institutional Money Market Fund	$3,752	$6,171	$13,577	$11,158	$–	*	$–
Ultra Short Bond Fund
PNC Advantage Institutional Money Market Fund	$5,652	$6,602	$53,782	$52,832	$1		$–

    *Amount represents less than $500.

Affiliated Money Market Funds

Pursuant to SEC rules, the Funds may invest cash balances not otherwise invested in portfolio securities and cash collateral from securities lending programs to purchase shares of the money market funds offered by PNC Funds, PNC Advantage Funds, a separate investment company affiliated with PNC Funds, or BlackRock Funds and other investment companies affiliated with the Adviser. The Funds will bear the costs and fees associated with investments in other investment companies, including other investment companies managed by the Adviser or its affiliates, except that the Adviser has agreed to waive its advisory fee in an amount equal to the advisory fees paid to the Adviser by a PNC money market fund or PNC Advantage money market fund with respect to its short-term reserves swept into a PNC money market fund or PNC Advantage money market fund. Certain other contractual and voluntary advisory fee waivers may reduce the Adviser’s obligation to waive its advisory fees in connection with such investments. This waiver does not apply to cash collateral from a Fund’s securities lending program invested in a PNC money market fund or PNC Advantage money market fund, and the waiver may be terminated at any time without prior notice.

Details of affiliated holdings at August 31, 2015 are included in the respective Fund’s Schedule of Investments.

4. Certain Principal Risks

An investment in a Fund is subject to a number of risks. Below is a discussion of some, but not all, of the risks of investing in the Funds. Please see the relevant Fund’s prospectus for a discussion of the principal risks of investing in the Fund.

Some countries in which certain of the Target Date, Equity and Fixed Income Funds may invest require government approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities exchanges in the United States. Consequently, acquisition and disposition of securities by a Fund may be inhibited.

A significant proportion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by a Fund.

Each Target Date Fund, Balanced Allocation Fund and each Fixed Income Fund may invest in securities whose value is derived from an underlying pool of mortgages or consumer loans. Prepayment of these loans may shorten the stated maturity of these respective obligations and may result in a loss.

Each Target Date, Equity, Fixed Income and Tax Exempt Bond Fund may invest up to 15% of its net assets in illiquid securities which may include securities with contractual restrictions on resale and other securities which may not be readily marketable. The relative illiquidity of some of these securities may adversely affect a Fund’s ability to dispose of such securities in a timely manner and at a fair price. Securities acquired under the provisions of Rule 144A can only be traded between qualified institutional buyers. Any such security will not be considered illiquid so long as it is determined by the Board or the Adviser, acting under guidelines approved and monitored by the Board, that an adequate trading market exists for that security. Details of investments in illiquid and/or restricted securities are included in each Fund’s Schedule of Investments.

P N C  F u n d s

N O T E S    T O    S C H E D U L E S    O F    I N V E S T M E N T S

A u g u s t  3 1 ,  2 0 1 5    ( U n a u d i t e d )

Maryland Tax Exempt Bond and Ohio Intermediate Tax Exempt Bond Funds follow an investment policy of investing primarily in municipal obligations of one state. Intermediate Tax Exempt Bond follows an investment policy of investing in municipal obligations of various states which may, at times, comprise concentrations in one or several states. Economic changes affecting each state and related public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by Tax Exempt Bond Funds.

The repayment of certain municipal obligations may be insured by third parties. Although bond insurance reduces the risk of loss due to default by a municipal issuer, insured bonds remain subject to the risk that their market values may fluctuate for other reasons and there is no assurance that the insurance provider will meet its obligations. Insured securities have been identified in the Schedules of Investments. A real or perceived decline in creditworthiness of a bond insurer can have an adverse impact on the value of insured bonds held in the Tax Exempt Bond Funds.

Certain obligations held in the Funds have credit enhancement or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity.

5. Subsequent Events

Subsequent events have been evaluated through the date that the Schedules of Investments were issued. There were no material subsequent events identified which required adjustment to the Schedules of Investments.

On June 4, 2015, the Board approved an agreement and plan of reorganization pursuant to which PNC Advantage Institutional Government Money Market Fund, a money market fund organized under a separate trust and managed by the Adviser, would be reorganized with and into PNC Government Money Market Fund. The two funds had substantially similar investment objectives and their principal investment strategies were identical. The reorganization was completed after the close of business on September 11, 2015.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	PNC Funds

By (Signature and Title)*	/s/ Jennifer Spratley
Jennifer Spratley, President
(principal executive officer)

Date	October 28, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Jennifer Spratley
Jennifer Spratley, President
(principal executive officer)

Date	October 28, 2015

By (Signature and Title)*	/s/ John Kernan
John Kernan, Treasurer
(principal financial officer)

Date	October 28, 2015

* Print the name and title of each signing officer under his or her signature.